UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 95.9%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 24.4%
FHLMC, 2.15%, 9/01/35	$11,725,149	$12,404,336
FHLMC, 2.361%, 1/01/36	7,169,932	7,589,887
FHLMC, 2.514%, 12/01/35	6,860,040	7,289,915
FHLMC, 1.928% - 2.587%, 2/01/18 - 12/01/37	10,082,610	10,558,205
FHLMC, 2.594% - 2.618%, 9/01/35 - 4/01/37	13,035,226	13,791,895
FHLMC, 2.623%, 4/01/38	7,519,287	7,895,756
FHLMC, 2.639% - 2.659%, 8/01/33 - 3/01/37	11,396,275	12,069,605
FHLMC, 2.661% - 2.673%, 2/01/36 - 10/01/38	11,562,488	12,200,166
FHLMC, 2.688%, 12/01/35	6,429,511	6,745,059
FHLMC, 2.718%, 9/01/37	40,153,593	42,398,078
FHLMC, 2.678% - 2.726%, 6/01/36 - 12/01/37	12,386,730	13,132,349
FHLMC, 2.732%, 9/01/36	7,351,014	7,807,096
FHLMC, 2.729% - 2.737%, 2/01/36 - 11/01/41	11,621,647	12,268,863
FHLMC, 2.754%, 4/01/34	12,108,132	12,845,476
FHLMC, 2.78%, 11/01/37	8,706,909	9,166,703
FHLMC, 2.767% - 2.793%, 12/01/34 - 10/01/38	11,456,456	12,145,403
FHLMC, 2.812%, 12/01/35	7,335,323	7,755,201
FHLMC, 2.824%, 3/01/37	6,299,023	6,652,720
FHLMC, 2.794% - 2.833%, 7/01/36 - 3/01/38	12,409,971	13,109,175
FHLMC, 2.839%, 11/01/35	5,880,536	6,204,754
FHLMC, 2.844% - 2.871%, 4/01/34 - 5/01/40	9,577,825	10,112,935
FHLMC, 2.872%, 9/01/38	7,732,271	8,192,588
FHLMC, 2.907%, 10/01/41	8,326,417	8,743,678
FHLMC, 2.913%, 7/01/35	17,212,682	18,227,516
FHLMC, 2.871% - 2.931%, 8/01/34 - 9/01/38	12,926,239	13,656,459
FHLMC, 2.961%, 1/01/37	6,992,962	7,423,352
FHLMC, 3.05%, 11/01/40	9,548,868	10,055,885
FHLMC, 3.051%, 6/01/37	14,872,079	15,773,067
FHLMC, 2.936% - 3.097%, 6/01/35 - 9/01/37	13,247,882	13,990,789
FHLMC, 3.925%, 8/01/34	3,049,603	3,238,015
		343,444,926
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 70.8%
FNMA, 1.24% - 1.94%, 11/01/16 - 11/01/44	12,587,852	12,902,319
FNMA, 1.94% - 2.139%, 10/01/16 - 3/01/43	13,232,126	13,791,706
FNMA, 2.198%, 1/01/36	7,356,697	7,648,428
FNMA, 2.145% - 2.252%, 7/01/17 - 10/01/37	10,841,685	11,302,380
FNMA, 2.253% - 2.275%, 9/01/17 - 10/01/37	13,375,770	14,011,225
FNMA, 2.279% - 2.298%, 8/01/22 - 9/01/43	9,506,286	9,882,474
FNMA, 2.298% - 2.333%, 5/01/19 - 9/01/38	12,142,473	12,685,171
FNMA, 2.335% - 2.366%, 11/01/17 - 11/01/42	11,557,177	12,028,994
FNMA, 2.367% - 2.386%, 11/01/17 - 2/01/37	13,316,719	13,900,542
FNMA, 2.395%, 12/01/34	12,237,688	12,822,256
FNMA, 2.401%, 2/01/36	14,112,317	14,755,125
FNMA, 2.386% - 2.403%, 1/01/19 - 2/01/43	11,988,281	12,516,374
FNMA, 2.404% - 2.42%, 10/01/17 - 9/01/38	13,445,146	14,035,091
FNMA, 2.42% - 2.44%, 1/01/18 - 2/01/37	12,684,959	13,260,881
FNMA, 2.449%, 3/01/35	5,881,505	6,167,801
FNMA, 2.44% - 2.456%, 6/01/19 - 1/01/38	13,346,371	14,023,803
FNMA, 2.456% - 2.471%, 5/01/19 - 12/01/39	13,227,267	13,899,008
FNMA, 2.471% - 2.486%, 6/01/19 - 5/01/39	13,439,633	14,044,610
FNMA, 2.491%, 2/01/36	7,799,545	8,253,318
FNMA, 2.486% - 2.501%, 5/01/17 - 9/01/40	12,719,931	13,293,382
FNMA, 2.504%, 11/01/34	8,036,186	8,485,474
FNMA, 2.501% - 2.515%, 12/01/21 - 5/01/38	12,783,437	13,439,244
FNMA, 2.515% - 2.527%, 7/01/22 - 1/01/42	12,952,081	13,629,708
FNMA, 2.533%, 3/01/38	7,811,908	8,293,544
FNMA, 2.527% - 2.537%, 9/01/17 - 4/01/37	8,866,965	9,355,997
FNMA, 2.55%, 5/01/39	12,084,447	12,711,963
FNMA, 2.538% - 2.555%, 6/01/18 - 8/01/40	13,102,255	13,761,888

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
FNMA, 2.555% - 2.564%, 8/01/27 - 11/01/38	10,568,516	11,042,973
FNMA, 2.564% - 2.58%, 5/01/18 - 4/01/38	11,402,892	11,963,043
FNMA, 2.58% - 2.584%, 3/01/25 - 1/01/37	13,321,874	14,006,459
FNMA, 2.588%, 11/01/34	8,964,543	9,450,951
FNMA, 2.585% - 2.605%, 12/01/19 - 9/01/40	13,312,139	14,032,476
FNMA, 2.606% - 2.619%, 12/01/18 - 3/01/39	13,101,151	13,785,339
FNMA, 2.619% - 2.631%, 3/01/18 - 10/01/40	13,322,102	14,023,880
FNMA, 2.631% - 2.635%, 7/01/23 - 3/01/41	10,589,038	11,133,219
FNMA, 2.641%, 1/01/38	9,773,635	10,257,729
FNMA, 2.635% - 2.644%, 11/01/18 - 11/01/41	13,258,276	13,941,951
FNMA, 2.65%, 2/01/36	8,560,124	8,992,640
FNMA, 2.644% - 2.662%, 5/01/25 - 2/01/39	11,678,569	12,235,877
FNMA, 2.667%, 11/01/35	5,918,315	6,231,175
FNMA, 2.662% - 2.669%, 6/01/24 - 9/01/38	10,532,805	11,107,583
FNMA, 2.669% - 2.675%, 10/01/18 - 10/01/38	13,019,653	13,716,687
FNMA, 2.68%, 10/01/35	5,991,657	6,304,958
FNMA, 2.675% - 2.681%, 10/01/18 - 7/01/38	10,634,659	11,151,866
FNMA, 2.682% - 2.695%, 2/01/17 - 7/01/42	13,252,310	13,908,046
FNMA, 2.70%, 3/01/35	12,854,461	13,551,166
FNMA, 2.695% - 2.71%, 6/01/25 - 5/01/38	13,277,442	13,961,669
FNMA, 2.71% - 2.722%, 1/01/20 - 1/01/42	11,234,271	11,831,104
FNMA, 2.732%, 9/01/36	7,914,853	8,290,784
FNMA, 2.722% - 2.737%, 3/01/18 - 3/01/40	13,143,412	13,881,729
FNMA, 2.737% - 2.746%, 9/01/17 - 3/01/38	11,098,239	11,651,303
FNMA, 2.752%, 1/01/39	8,520,268	8,945,469
FNMA, 2.746% - 2.755%, 6/01/17 - 9/01/39	9,830,872	10,331,555
FNMA, 2.762%, 2/01/43	7,317,473	7,709,170
FNMA, 2.755% - 2.767%, 12/01/17 - 2/01/38	12,677,080	13,393,355
FNMA, 2.767% - 2.775%, 3/01/18 - 9/01/40	12,545,004	13,210,300
FNMA, 2.776%, 9/01/37	6,008,539	6,346,127
FNMA, 2.775% - 2.784%, 3/01/28 - 6/01/38	10,148,766	10,690,947
FNMA, 2.793%, 1/01/36	8,621,712	9,100,411
FNMA, 2.793%, 9/01/39	6,089,777	6,424,551
FNMA, 2.784% - 2.795%, 1/01/18 - 10/01/41	13,119,455	13,834,440
FNMA, 2.802%, 1/01/36	5,891,315	6,214,496
FNMA, 2.795% - 2.811%, 1/01/19 - 4/01/38	9,945,371	10,485,610
FNMA, 2.811%, 5/01/38	13,719,078	14,496,256
FNMA, 2.811% - 2.816%, 1/01/18 - 4/01/38	10,242,946	10,787,400
FNMA, 2.816% - 2.823%, 2/01/24 - 8/01/38	10,440,734	10,976,002
FNMA, 2.823% - 2.836%, 12/01/17 - 8/01/39	13,233,724	13,975,656
FNMA, 2.847%, 7/01/40	8,720,216	9,212,407
FNMA, 2.863%, 8/01/35	5,852,999	6,190,314
FNMA, 2.836% - 2.863%, 3/01/19 - 8/01/40	12,877,910	13,571,773
FNMA, 2.867%, 12/01/36	10,759,235	11,344,271
FNMA, 2.882%, 3/01/41	10,633,141	11,214,586
FNMA, 2.863% - 2.891%, 6/01/17 - 1/01/40	13,316,744	14,024,821
FNMA, 2.892% - 2.909%, 11/01/17 - 8/01/40	11,620,777	12,290,716
FNMA, 2.917%, 1/01/36	7,742,428	8,211,802
FNMA, 2.925%, 5/01/40	7,879,763	8,351,563
FNMA, 2.91% - 2.928%, 9/01/18 - 7/01/42	12,086,806	12,638,361
FNMA, 2.936%, 1/01/37	9,301,022	9,857,590
FNMA, 2.928% - 2.974%, 3/01/24 - 4/01/41	12,966,144	13,663,987
FNMA, 2.975% - 2.98%, 8/01/22 - 5/01/48	12,031,418	12,753,079
FNMA, 2.988%, 6/01/35	6,333,254	6,684,414
FNMA, 2.98% - 3.027%, 11/01/16 - 4/01/44	12,024,050	12,654,462
FNMA, 3.027% - 3.061%, 7/01/17 - 5/01/40	13,180,465	13,887,111
FNMA, 3.337%, 4/01/34	30,963,336	32,934,233
FNMA, 3.065% - 3.40%, 6/01/17 - 5/01/48	13,261,772	13,976,275
FNMA, 3.422% - 7.67%, 7/01/17 - 11/01/46	6,877,387	7,161,207
		1,002,902,030
[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.1%
GNMA, 1.75% - 2.00%, 9/20/33 - 5/20/36	1,566,646	1,615,173

Total Mortgage-Backed Securities (Cost $1,342,340,213)		1,347,962,129

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited) (continued)

Short Term Investments (Cost $50,228,890) 3.6%
	Shares
Money Market Funds 3.6%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	50,228,890	50,228,890
Total Investments (Cost $1,392,569,103) 99.5%		1,398,191,019
Other Assets, less Liabilities 0.5%		7,151,352
Net Assets 100.0%		$1,405,342,371

aThe coupon rate shown represents the rate at period end.
bNon-income producing.
cSee Note 8 regarding investments in affiliated management investment companies.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 44.5%
Consumer Discretionary 3.7%
Daimler AG	Germany	200,000	$13,593,879
Ford Motor Co.	United States	2,500,000	31,650,000
Nordstrom Inc.	United States	500,000	22,115,000
Target Corp.	United States	750,000	56,497,500
			123,856,379
Consumer Staples 3.7%
Anheuser-Busch InBev SA/NV, ADR	Belgium	200,000	25,888,000
The Coca-Cola Co.	United States	800,000	34,904,000
CVS Health Corp.	United States	300,000	27,816,000
PepsiCo Inc.	United States	350,000	38,122,000
			126,730,000
Energy 4.0%
Anadarko Petroleum Corp.	United States	200,000	10,906,000
Chevron Corp.	United States	400,000	40,992,000
Occidental Petroleum Corp.	United States	300,000	22,419,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	719,264	37,250,682
Total SA, B, ADR	France	500,000	24,050,000
			135,617,682
Financials 9.1%
Bank of America Corp.	United States	1,496,715	21,687,407
BlackRock Inc.	United States	100,000	36,625,000
The Charles Schwab Corp.	United States	1,000,000	28,420,000
Host Hotels & Resorts Inc.	United States	1,500,000	26,610,000
JPMorgan Chase & Co.	United States	850,000	54,374,500
T. Rowe Price Group Inc.	United States	400,000	28,276,000
The Toronto-Dominion Bank	Canada	750,000	32,677,500
U.S. Bancorp	United States	750,000	31,627,500
Wells Fargo & Co.	United States	1,000,000	47,970,000
			308,267,907
Health Care 4.7%
Amgen Inc.	United States	175,000	30,105,250
AstraZeneca PLC, ADR	United Kingdom	1,285,000	43,869,900
Johnson & Johnson	United States	300,000	37,569,000
Pfizer Inc.	United States	1,250,000	46,112,500
			157,656,650
Industrials 5.5%
The Boeing Co.	United States	22,000	2,940,520
General Electric Co.	United States	1,250,000	38,925,000
Northrop Grumman Corp.	United States	125,000	27,078,750
Raytheon Co.	United States	300,000	41,859,000
Republic Services Inc.	United States	700,000	35,882,000
United Parcel Service Inc., B	United States	350,000	37,835,000
			184,520,270
Information Technology 8.4%
Analog Devices Inc.	United States	600,000	38,298,000
Apple Inc.	United States	450,000	46,894,500
CSRA Inc.	United States	300,000	8,076,000
Intel Corp.	United States	500,000	17,430,000
Maxim Integrated Products Inc.	United States	700,000	28,546,000
Microsoft Corp.	United States	1,000,000	56,680,000
Oracle Corp.	United States	440,000	18,057,600
QUALCOMM Inc.	United States	600,000	37,548,000
Texas Instruments Inc.	United States	465,000	32,433,750
			283,963,850
Materials 2.3%
BASF SE	Germany	400,000	31,407,627

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
The Mosaic Co.	United States	850,000	22,950,000
Rio Tinto PLC, ADR	United Kingdom	680,000	22,317,600
			76,675,227
Telecommunication Services 2.5%
Rogers Communications Inc., B	Canada	900,000	39,753,000
Verizon Communications Inc.	United States	800,000	44,328,000
			84,081,000
Utilities 0.6%
Dominion Resources Inc.	United States	270,480	21,102,850
Total Common Stocks (Cost $1,345,213,286)			1,502,471,815
Equity-Linked Securities 8.6%
Energy 2.2%
[a] Credit Suisse New York into Schlumberger Ltd., 7.50%, 144A	United States	320,000	25,177,728
[a] Royal Bank of Canada into Anadarko Petroleum Corp., 7.50%, 144A	United States	475,000	25,286,768
[a] Wells Fargo Bank NA into Halliburton Co., 8.00%, 144A	United States	550,000	24,268,640
			74,733,136
Industrials 3.3%
[a] Merrill Lynch International & Co. CV into Union Pacific Corp., 5.75%, 144A	United States	386,000	35,794,127
[a] Merrill Lynch International & Co. CV into United Technologies Corp., 5.00%, 144A	United States	354,000	37,630,908
[a] Wells Fargo Bank NA into The Boeing Co., 7.00%, 144A	United States	275,000	36,489,200
			109,914,235
Information Technology 3.1%
[a] Citigroup Inc. into Cisco Systems Inc., 7.50%, 144A	United States	1,442,000	42,378,794
[a] JPMorgan Chase & Co. into Oracle Corp., 6.00%, 144A	United States	865,000	35,342,689
[a] Royal Bank of Canada into Texas Instruments Inc., 6.00%, 144A	United States	400,000	26,760,160
			104,481,643
Total Equity-Linked Securities (Cost $276,081,600)			289,129,014
Convertible Preferred Stocks 5.8%
Energy 0.8%
Hess Corp., 8.00%, cvt. pfd.	United States	400,000	26,368,000
Financials 1.2%
American Tower Corp., 5.50%, cvt. pfd.	United States	350,000	38,727,500
Health Care 1.7%
Allergan PLC, 5.50%, cvt. pfd.	United States	35,102	31,463,327
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	30,000	26,640,000
			58,103,327
Information Technology 0.6%
[a] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	200,000	21,157,000
Utilities 1.5%
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	438,900	22,884,246
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	200,000	13,116,000
NextEra Energy Inc., 6.371%, cvt. pfd.	United States	260,000	16,229,200
			52,229,446
Total Convertible Preferred Stocks (Cost $184,822,250)			196,585,273
Preferred Stocks 0.4%
Financials 0.4%
Morgan Stanley, 6.375%, pfd., I	United States	310,000	8,683,100
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,685,400
Total Preferred Stocks (Cost $12,250,000)			13,368,500
		Principal Amount*
Convertible Bonds (Cost $23,000,000) 0.7%
Energy 0.7%
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	23,000,000	25,616,250
Corporate Bonds 31.8%
Consumer Discretionary 3.4%
[a] Charter Communications Operating LLC/Capital, senior secured note, first lien, 144A,
4.908%, 7/23/25	United States	20,000,000	22,130,140

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
DISH DBS Corp.,
[a] senior bond, 144A, 7.75%, 7/01/26	United States	10,000,000	10,393,750
senior note, 5.875%, 7/15/22	United States	12,000,000	12,022,560
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	15,000,000	15,796,350
Ford Motor Credit Co. LLC, senior note, 2.551%, 10/05/18	United States	5,000,000	5,092,900
KB Home, senior note, 7.625%, 5/15/23	United States	2,625,000	2,756,250
[a] Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	15,445,350
Tiffany & Co., senior bond, 4.90%, 10/01/44	United States	7,000,000	7,314,006
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United States	7,000,000	7,421,260
Yum! Brands Inc., senior bond, 3.875%, 11/01/23	United States	17,950,000	17,748,062
			116,120,628
Consumer Staples 4.0%
Anheuser-Busch InBev Finance Inc., senior bond, 4.90%, 2/01/46	Belgium	15,000,000	18,451,095
CVS Health Corp., senior note, 3.875%, 7/20/25	United States	10,000,000	11,129,290
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,787,020
[a] Kraft Heinz Foods Co., senior bond, 144A, 3.00%, 6/01/26	United States	20,000,000	20,505,340
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	16,575,060
Reynolds American Inc., senior note,
2.30%, 8/21/17	United States	6,100,000	6,170,016
4.45%, 6/12/25	United States	15,000,000	16,965,885
Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	13,212,788
[a] Whole Foods Market Inc., senior note, 144A, 5.20%, 12/03/25	United States	20,000,000	21,682,360
			135,478,854
Energy 3.4%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	7,215,000	8,246,673
Antero Resources Corp., senior note, 5.625%, 6/01/23	United States	10,000,000	9,512,500
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	20,000,000	19,515,160
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,553,691
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	18,800,000	16,591,000
Kinder Morgan Energy Partners LP, senior note, 4.30%, 5/01/24	United States	12,900,000	13,122,667
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	9,400,000	9,250,117
Weatherford International Ltd.,
senior bond, 5.95%, 4/15/42	United States	4,000,000	2,780,000
senior note, 5.125%, 9/15/20	United States	10,000,000	9,550,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	5,000,000	4,587,500
Williams Partners LP, senior note, 3.60%, 3/15/22	United States	15,000,000	14,627,730
			113,337,038
Financials 10.0%
[b] Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	15,000,000	15,701,700
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	10,000,000	10,237,500
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	14,000,000	14,225,148
Citigroup Inc.,
[b] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	15,000,000	15,464,250
sub. bond, 4.125%, 7/25/28	United States	10,000,000	10,225,850
Compass Bank, sub. note, 3.875%, 4/10/25	United States	15,000,000	14,507,265
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	15,000,000	13,173,000
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	22,126,861
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	10,346,480
[b] JPMorgan Chase & Co., junior sub. bond,
I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,412,500
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	12,918,750
[a] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,951,929
[a] Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	12,215,388
Morgan Stanley,
[b] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	10,900,000	11,049,875
senior note, 2.50%, 4/21/21	United States	15,000,000	15,194,205
senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	16,007,790
Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	14,250,000
[a] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	15,000,000	16,611,450
[b] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	11,745,000
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	13,405,692

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
Prudential Financial Inc.,
3.50%, 5/15/24	United States	10,000,000	10,519,180
junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,547,500
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,864,240
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	4,000,000	4,264,640
5.125%, 5/28/24	United Kingdom	10,400,000	10,446,696
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	8,079,981
[b] Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	16,537,500
			339,030,370
Health Care 3.2%
Actavis Funding SCS, senior bond, 4.75%, 3/15/45	United States	12,000,000	13,358,640
[a] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	16,000,000	15,576,000
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	11,900,000	12,689,244
Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,752,430
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,832,520
CHS/Community Health Systems Inc., senior note, 8.00%, 11/15/19	United States	10,000,000	9,662,500
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,228,990
HCA Inc., senior secured note, first lien, 5.00%, 3/15/24	United States	12,000,000	12,630,000
[a] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	6,300,000	5,244,750
senior note, 144A, 5.875%, 5/15/23	United States	8,300,000	6,951,250
			107,926,324
Industrials 1.6%
[a] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	6,165,349	6,496,737
[a] Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	12,000,000	12,045,000
[b] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter, Perpetual	United States	9,876,000	10,635,217
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	15,000,000	16,522,740
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	4,300,000	4,488,125
[a] XPO Logistics Inc., senior note, 144A, 7.875%, 9/01/19	United States	5,000,000	5,193,750
			55,381,569
Information Technology 1.9%
[a] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,700,000	2,824,956
senior note, 144A, 7.125%, 6/15/24	United States	2,700,000	2,909,274
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	18,000,000	18,837,342
[a] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	5,500,000	6,270,000
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	10,294,660
[a] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	20,000,000	21,825,000
			62,961,232
Materials 0.9%
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	5,000,000	5,193,750
[a] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	12,500,000	14,083,688
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,055,350
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	4,157,748
			29,490,536
Telecommunication Services 1.4%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	11,700,000	12,656,030
Sprint Corp., senior note, 7.625%, 2/15/25	United States	10,000,000	9,050,000
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	10,000,000	11,307,000
Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	11,000,000	15,031,808
			48,044,838
Utilities 2.0%
Alabama Power Co., senior note, 2.80%, 4/01/25	United States	7,000,000	7,360,479
[a] Calpine Corp., senior secured bond, 144A, 5.25%, 6/01/26	United States	15,000,000	15,262,500
[a,b] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	9,829,550
[a] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,272,800
[a] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	8,025,000
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	20,000,000	20,684,020
			66,434,349
Total Corporate Bonds (Cost $1,030,426,008)			1,074,205,738

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
		Number of Contracts
Options Purchased 0.2%
Puts - Exchange-Traded
Financials 0.2%
S&P 500 Index, October Strike Price $2,150, Expires 10/21/16		1,000	4,390,000
S&P 500 Index, September Strike Price $2,150, Expires 9/16/16		1,000	2,700,000
Total Options Purchased (Cost $9,706,000)			7,090,000
Total Investments before Short Term Investments (Cost $2,881,499,144)			3,108,466,590

	Country	Principal Amount
Short Term Investments 9.8%
U.S. Government and Agency Securities (Cost $102,378,158) 3.0%
[c,d] U.S. Treasury Bill, 9/01/16	United States	$102,400,000	102,381,977
Total Investments before Money Market Funds (Cost $2,983,877,302)			3,210,848,567
		Shares
Money Market Funds (Cost $227,553,896) 6.8%
[e,f] Institutional Fiduciary Trust Money Market Portfolio	United States	227,553,896	227,553,896
Total Investments (Cost $3,211,431,198) 101.8%			3,438,402,463
Options Written (0.0)%†			(65,000)
Other Assets, less Liabilities (1.8)%			(60,077,927)
Net Assets 100.0%			$3,378,259,536
		Number of Contracts
Options Written (Premiums received $1,537,000) (0.0)%†
Puts - Exchange-Traded
Financials (0.0)%†
S&P 500 Index, August Strike Price $1,950, Expires 8/19/16		1,000	(65,000)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $593,869,318, representing 17.6% of net assets.
b Perpetual security with no stated maturity date.
c The security was issued on a discount basis with no stated coupon rate.
d A portion or all of the security has been segregated as collateral for open written options contracts. At July 31, 2016, the value of this security amounted to $102,372,570, representing 3.0% of net assets.
e Non-income producing.
f See Note 8 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio
ADR	- American Depositary Receipt

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Convertible Securities Fund	Country	Shares	Value
Common Stocks 3.4%
Consumer Discretionary 1.6%
Newell Brands Inc.	United States	653,856	$34,301,286
Information Technology 0.3%
[a]Electronic Arts Inc.	United States	100,896	7,700,383
Utilities 1.5%
Dominion Resources Inc.	United States	410,049	31,992,023
Total Common Stocks (Cost $63,491,507)			73,993,692
Convertible Preferred Stocks 25.3%
Consumer Staples 4.8%
Post Holdings Inc., 2.50%, cvt. pfd.	United States	231,200	37,873,450
Post Holdings Inc., 5.25%, cvt. pfd.	United States	95,200	14,607,012
Tyson Foods Inc., 4.75%, cvt. pfd.	United States	650,000	52,331,500
			104,811,962
Energy 1.3%
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	18,500	6,024,062
McDermott International Inc., 6.25%, cvt. pfd.	United States	960,000	17,808,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	236,000	5,019,720
			28,851,782
Financials 1.1%
Wintrust Financial Corp., 5.00%, cvt. pfd.	United States	17,800	24,223,575
Health Care 3.6%
Allergan PLC, 5.50%, cvt. pfd.	United States	45,500	40,783,470
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	42,500	37,740,000
			78,523,470
Industrials 3.6%
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	389,900	49,131,299
Stericycle Inc., 5.25%, cvt. pfd.	United States	380,000	28,344,200
			77,475,499
Information Technology 2.1%
[b]Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	435,000	46,016,475
Materials 1.3%
Alcoa Inc., 5.375%, cvt. pfd.	United States	750,000	27,150,000
Telecommunication Services 3.4%
Frontier Communications Corp., 11.125%, cvt. pfd.	United States	267,060	26,406,893
T-Mobile US Inc., 5.50%, cvt. pfd.	United States	600,000	46,842,000
			73,248,893
Utilities 4.1%
Black Hills Corp., 7.75%, cvt. pfd.	United States	606,000	42,480,600
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	185,200	9,656,328
Exelon Corp., 6.50%, cvt. pfd.	United States	500,000	25,025,000
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	164,000	10,755,120
			87,917,048
Total Convertible Preferred Stocks (Cost $515,653,223)			548,218,704
		Principal Amount*
Convertible Bonds 66.9%
Consumer Discretionary 7.0%
Ctrip.com International Ltd., cvt., senior note, 1.25%, 10/15/18	China	19,200,000	24,277,056
[b]GNC Holdings Inc., cvt., senior note, 144A, 1.50%, 8/15/20	United States	5,000,000	4,102,950
Liberty Interactive LLC, cvt., senior note, 0.75%, 3/30/43	United States	17,250,000	19,960,631
Liberty Media Corp., cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	22,604,500
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20	United States	35,000,000	42,612,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

Shutterfly Inc., cvt., 0.25%, 5/15/18	United States	37,465,000	39,197,756
			152,755,393
Energy 0.5%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	25,000,000	10,265,625
Financials 1.7%
Forest City Enterprises Inc., cvt., senior note,
4.25%, 8/15/18	United States	17,110,000	20,350,207
A, 3.625%, 8/15/20	United States	15,250,000	17,089,531
			37,439,738
Health Care 16.8%
[b]Anacor Pharmaceuticals Inc., cvt., senior note, 144A, 2.00%, 4/15/23	United States	24,000,000	36,224,999
BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20	United States	28,200,000	37,435,500
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	26,200,000	26,380,125
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	Ireland	12,500,000	14,351,562
Depomed Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	19,000,000
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	14,418,000	9,290,599
Heartware International Inc., cvt., 1.75%, 12/15/21	United States	21,728,000	21,649,323
Illumina Inc., cvt., senior note, 0.50%, 6/15/21	United States	33,000,000	34,980,000
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	45,000,000	41,540,625
Jazz Investments I Ltd., cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	38,412,500
[b]Novavax Inc., senior note, 144A, cvt., 3.75%, 2/01/23	United States	34,000,000	44,126,900
[b]Nuvasive Inc., cvt., senior note, 144A, 2.25%, 3/15/21	United States	12,000,000	14,715,000
Pacira Pharmaceuticals Inc., cvt., senior note, 3.25%, 2/01/19	United States	5,880,000	9,261,000
Spectranetics Corp., cvt., senior note, 2.625%, 6/01/34	United States	17,000,000	17,414,375
			364,782,508
Industrials 0.9%
The KEYW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	18,850,000
Information Technology 38.1%
[b]Blackhawk Network Holdings Inc., senior note, cvt., 144A, 1.50%, 1/15/22	United States	23,000,000	23,575,000
Bottomline Technologies (de) Inc., cvt., senior note, 1.50%, 12/01/17	United States	21,400,000	21,761,125
Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19	United States	22,000,000	23,691,250
[b]Integrated Device Technology Inc., cvt., senior note, 144A, 0.875%, 11/15/22	United States	4,700,000	4,758,750
Intel Corp., cvt.,
junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	13,680,040
[b]junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	24,996,875
junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,631,250
Mercadolibre Inc., cvt., 2.25%, 7/01/19	Argentina	5,000,000	6,756,250
Microchip Technology Inc., cvt., senior sub. bond, 1.625%, 2/15/25	United States	40,000,000	47,875,000
Micron Technology Inc., cvt., senior bond,
2.125%, 2/15/33	United States	11,800,000	17,146,875
G, 3.00%, 11/15/43	United States	20,000,000	16,225,000
NetSuite Inc., cvt., senior note, 0.25%, 6/01/18	United States	36,300,000	39,884,625
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	17,600,000	46,640,000
NXP Semiconductors NV, senior note, cvt., 1.00%, 12/01/19	Netherlands	35,000,000	39,068,750
Palo Alto Networks Inc., cvt., zero cpn., 7/01/19	United States	28,750,000	38,363,281
Proofpoint Inc., cvt.,
0.75%, 6/15/20	United States	12,500,000	14,748,000
senior note, 1.25%, 12/15/18	United States	22,075,000	43,556,734
Qihoo 360 Technologies Co. Ltd., cvt., senior note, 1.75%, 8/15/21	China	24,000,000	24,075,000
Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	36,032,344
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	35,200,000	46,354,000
ServiceNow Inc., cvt., zero cpn., 11/01/18	United States	35,500,000	42,045,312
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18	United States	16,400,000	30,996,000
Trulia Inc., cvt., 2.75%, 12/15/20	United States	32,000,000	53,920,000
Twitter Inc., cvt., senior note, 1.00%, 9/15/21	United States	35,000,000	31,609,375
VeriSign Inc., cvt., junior sub. bond, 3.25%, 8/15/37	United States	11,000,000	27,850,625
Viavi Solutions Inc., cvt., senior bond, 0.625%, 8/15/33	United States	39,900,000	39,700,500
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	19,270,000	34,059,725
Yahoo! Inc., cvt., zero cpn., 12/01/18	United States	35,100,000	35,078,063
			827,079,749
Materials 1.9%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	Canada	13,900,000	14,820,875

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited)
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	26,940,000
			41,760,875
Total Convertible Bonds (Cost $1,245,360,624)			1,452,933,888
		Shares
Escrows and Litigation Trusts (Cost $22,362) 0.0%
[a,c]Motors Liquidation Co., Escrow Account	United States	376,200	—
Total Investments before Short Term Investments (Cost $1,824,527,716)			2,075,146,284

Short Term Investments (Cost $90,110,863) 4.2%
Money Market Funds 4.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	90,110,863	90,110,863
Total Investments (Cost $1,914,638,579) 99.8%			2,165,257,147
Other Assets, less Liabilities 0.2%			4,942,343
Net Assets 100.0%			$2,170,199,490

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $198,516,949, representing 9.1% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSee Note 8 regarding investments in affiliated management investment companies.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 84.7%
Consumer Discretionary 6.4%
Ford Motor Co.	United States	2,131,700	$26,987,322
Lowe's Cos. Inc.	United States	440,000	36,203,200
Newell Brands Inc.	United States	410,000	21,508,600
Nordstrom Inc.	United States	237,800	10,517,894
Target Corp.	United States	582,900	43,909,857
			139,126,873
Consumer Staples 10.0%
Anheuser-Busch InBev SA/NV, ADR	Belgium	224,100	29,007,504
CVS Health Corp.	United States	406,000	37,644,320
Kimberly-Clark Corp.	United States	169,000	21,893,950
The Kraft Heinz Co.	United States	491,100	42,426,129
PepsiCo Inc.	United States	505,500	55,059,060
Reynolds American Inc.	United States	621,500	31,112,290
			217,143,253
Energy 8.0%
Anadarko Petroleum Corp.	United States	193,200	10,535,196
BP PLC, ADR	United Kingdom	605,000	20,812,000
Chevron Corp.	United States	502,800	51,526,944
ConocoPhillips	United States	310,000	12,654,200
Exxon Mobil Corp.	United States	367,234	32,665,464
Royal Dutch Shell PLC, A, ADR	United Kingdom	405,900	21,021,561
Schlumberger Ltd.	United States	283,000	22,787,160
			172,002,525
Financials 17.4%
Arthur J. Gallagher & Co.	United States	669,300	32,922,867
BB&T Corp.	United States	620,000	22,859,400
BlackRock Inc.	United States	118,000	43,217,500
Host Hotels & Resorts Inc.	United States	1,383,000	24,534,420
JPMorgan Chase & Co.	United States	1,030,300	65,908,291
MetLife Inc.	United States	524,905	22,434,440
Morgan Stanley	United States	1,131,000	32,493,630
T. Rowe Price Group Inc.	United States	450,500	31,845,845
U.S. Bancorp	United States	1,076,800	45,408,656
Wells Fargo & Co.	United States	1,145,000	54,925,650
			376,550,699
Health Care 7.7%
AstraZeneca PLC, ADR	United Kingdom	650,000	22,191,000
Eli Lilly & Co.	United States	525,400	43,550,406
Johnson & Johnson	United States	144,000	18,033,120
Medtronic PLC	United States	493,000	43,201,590
Pfizer Inc.	United States	1,044,300	38,524,227
			165,500,343
Industrials 14.4%
Deere & Co.	United States	217,500	16,901,925
General Electric Co.	United States	1,770,500	55,133,370
Illinois Tool Works Inc.	United States	302,700	34,931,580
Lockheed Martin Corp.	United States	166,100	41,978,453
Nielsen Holdings PLC	United States	449,600	24,215,456
Raytheon Co.	United States	293,500	40,952,055
Republic Services Inc.	United States	643,500	32,985,810
United Parcel Service Inc., B	United States	266,600	28,819,460
United Technologies Corp.	United States	329,700	35,492,205
			311,410,314
Information Technology 12.6%
Apple Inc.	United States	340,500	35,483,505
Broadcom Ltd.	Singapore	42,000	6,803,160
Cisco Systems Inc.	United States	1,590,333	48,552,867

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
Intel Corp.	United States	661,100	23,045,946
Microsoft Corp.	United States	1,348,100	76,410,308
Oracle Corp.	United States	838,000	34,391,520
Texas Instruments Inc.	United States	673,000	46,941,750
			271,629,056
Materials 3.6%
BASF SE	Germany	336,500	26,421,666
The Dow Chemical Co.	United States	305,400	16,390,818
International Paper Co.	United States	757,600	34,705,656
			77,518,140
Telecommunication Services 1.7%
Rogers Communications Inc., B	Canada	362,700	16,020,459
Verizon Communications Inc.	United States	388,000	21,499,080
			37,519,539
Utilities 2.9%
Dominion Resources Inc.	United States	421,100	32,854,222
Xcel Energy Inc.	United States	673,500	29,620,530
			62,474,752
Total Common Stocks (Cost $1,443,104,377)			1,830,875,494
Equity-Linked Securities 6.3%
Consumer Discretionary 1.0%
[a]Bank of America Merrill Lynch into Dollar General Corp., 6.00%, 144A	United States	266,000	21,816,389
Energy 1.4%
[a]JPMorgan Chase & Co. into Anadarko Petroleum Co., 9.00%, 144A	United States	272,000	14,342,016
[a]JPMorgan Chase & Co. into Schlumberger Ltd., 7.00%, 144A	United States	205,000	16,213,655
			30,555,671
Financials 1.3%
[a]Goldman Sachs Group Inc. into Charles Schwab Corp., 7.00%, 144A	United States	1,000,000	28,859,700
Information Technology 2.6%
[a]Barclays Bank PLC into Broadcom Ltd., 9.00%, 144A	Singapore	160,000	25,176,480
[a]The Goldman Sachs International into Intel Corp., 7.00%, 144A	United States	875,000	30,568,562
			55,745,042
Total Equity-Linked Securities (Cost $131,514,220)			136,976,802
Convertible Preferred Stocks 6.3%
Health Care 3.0%
Allergan PLC, 5.50%, cvt. pfd.	United States	41,700	37,377,378
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	30,900	27,439,200
			64,816,578
Industrials 1.6%
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	279,000	35,156,790
Utilities 1.7%
NextEra Energy Inc., 6.37%, cvt. pfd.	United States	575,000	35,891,500
Total Convertible Preferred Stocks (Cost $130,915,193)			135,864,868
Total Investments before Short Term Investments (Cost $1,705,533,790)			2,103,717,164

Short Term Investments (Cost $59,674,106) 2.8%
Money Market Funds 2.8%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	59,674,106	59,674,106
Total Investments (Cost $1,765,207,896) 100.1%			2,163,391,270
Other Assets, less Liabilities (0.1)%			(1,337,850)
Net Assets 100.0%			$2,162,053,420

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited) (continued)
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $136,976,802, representing 6.3% of net assets.
bNon-income producing.
cSee Note 8 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks 0.0%†
Broadcasting 0.0%†
[a] Cumulus Media Inc., A	United States	5,725	$2,189
Coal & Consumable Fuels 0.0%†
[a,b] Warrior Met Coal LLC, A	United States	6,893	676,476
Health Care Services 0.0%†
[a] New Millennium Holdco Inc.	United States	135,858	577,397
Total Common Stocks (Cost $14,021,512)			1,256,062
		Principal Amount*
Corporate Bonds (Cost $532,431) 0.0%†
Aerospace & Defense 0.0%†
[c] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	532,432	414,802
[d] Senior Floating Rate Interests 89.8%
Aerospace & Defense 1.6%
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	23,200,000	23,327,600
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	6,608,226	6,211,732
Term B Loans, 4.50%, 4/09/20	United States	15,802,760	15,545,965
[e] Leidos (Abacus Innovations Corp.), B Term Loan, 5.25%, 8/31/23	United States	3,327,433	3,335,752
			48,421,049
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/19/21	United States	2,287,774	2,284,914
Airlines 2.0%
Air Canada, Term Loan, 4.00%, 9/26/19	Canada	14,598,486	14,712,544
American Airlines Inc.,
2015 Term Loans, 3.25%, 6/27/20	United States	4,285,738	4,278,594
Class B Term Loans, 3.502%, 4/28/23	United States	14,768,712	14,742,557
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 4/30/20	United States	11,584,329	11,651,900
[e] U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	14,489,807	14,505,326
			59,890,921
Aluminum 0.5%
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	15,207,227	15,207,227
Apparel Retail 1.8%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	39,792,507	38,785,279
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	13,847,757	13,640,041
			52,425,320
Auto Parts & Equipment 1.7%
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 7.00%, 7/29/17	United States	18,736,445	17,748,098
[e] TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	31,608,357	31,746,643
			49,494,741
Broadcasting 4.8%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	46,169,098	32,808,915
Gray Television Inc., Term Loan B, 3.938%, 6/13/21	United States	26,898,307	27,012,625
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	38,022,520	38,081,949
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	40,590,000	40,590,000
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%, 7/31/21	United States	2,965,801	2,971,979
			141,465,468
Cable & Satellite 3.2%
[e] Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.50%, 5/18/21	United States	15,260,753	15,144,939
[e] CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	40,844,107	41,216,810
UPC Financing Partnership,
Facility AH, 3.414%, 6/30/21	Netherlands	10,206,425	10,193,666
[e] Facility AN, 5.50%, 8/22/24	Netherlands	3,815,753	3,815,753

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

Virgin Media Bristol LLC, F Facility, 3.649%, 6/30/23	United States	24,326,626	24,254,960
			94,626,128
Casinos & Gaming 4.9%
Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%, 10/20/21	United States	8,088,189	8,136,848
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	7,657,644	7,518,849
[f] Cannery Casino Resorts LLC,
Second Lien Term Loan, PIK, 6.00%, 10/02/19	United States	12,612,076	12,639,176
Term Loan, PIK, 6.00%, 10/02/18	United States	42,676,929	42,791,432
Jack Ohio Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	39,586,966	38,514,832
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20	United States	34,991,279	35,020,427
			144,621,564
Coal & Consumable Fuels 4.0%
[g] Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.75%, 8/16/20	United States	29,462,568	25,116,839
Second Lien Initial Term Loan, 12.50%, 2/16/21	United States	4,464,778	3,683,442
[g] Foresight Energy LLC, Term Loans, 7.50%, 8/23/20	United States	39,247,004	31,593,839
Peabody Energy Corp.,
Commitment (DIP Facility), 10.00%, 4/18/17	United States	4,436,015	4,596,820
Term Loan, 4.25%, 9/24/20	United States	87,233,174	45,034,126
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	8,000,574	6,160,442
			116,185,508
Commodity Chemicals 2.0%
[e] Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	58,032,804	57,379,935
Communications Equipment 1.3%
Ciena Corp.,
2016 Term Loans, 4.25%, 4/25/21	United States	6,598,222	6,655,956
Term Loan, 3.75%, 7/15/19	United States	13,696,128	13,687,567
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	19,093,051	19,197,471
			39,540,994
Construction & Engineering 0.1%
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	3,423,015	3,452,967
Consumer Finance 0.0%†
[e] Realogy Group LLC, Term Loan A, 4.75%, 10/23/20	United States	252,336	250,234
Data Processing & Outsourced Services 1.1%
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	35,414,037	33,643,335
Diversified Chemicals 3.8%
[e] The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	62,796,897	61,187,727
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18	United States	24,226,844	24,231,180
[e] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	24,905,902	24,937,034
			110,355,941
Diversified Metals & Mining 2.1%
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	61,315,469	60,180,152
Electric Utilities 2.7%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 0.50% - 6.375%, 8/13/18	Australia	4,735,792	4,709,153
Term B Loans, 6.375%, 8/13/19	Australia	71,288,889	70,887,889
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	3,330,786	3,343,277
			78,940,319
Electronic Equipment & Instruments 0.0%†
Zebra Technologies Corp., Refinancing Term Loan, 4.00%, 10/27/21	United States	596,507	600,468
Forest Products 3.0%
Appvion Inc., Term Loan, 6.25%, 6/28/19	United States	19,632,956	19,436,627
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	31,254,929	31,352,601
Term Loan C, 8.00%, 5/01/19	United States	37,515,507	37,632,743
			88,421,971
General Merchandise Stores 0.2%
Dollar Tree Inc., Term B-1 Loans, 3.50%, 3/09/22	United States	7,230,261	7,272,623
Health Care Distributors 0.3%
[e] Team Health Inc., Tranche B Term Loan, 3.75%, 11/23/22	United States	9,062,341	9,092,337

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
Health Care Equipment 1.3%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	16,900,077	16,393,074
Term Loan, 5.00%, 6/07/19	United States	6,804,874	6,663,108
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21	Luxembourg	14,347,153	14,314,872
			37,371,054
Health Care Facilities 3.1%
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	29,043,437	29,106,984
Community Health Systems Inc., 2018 Term F Loans, 3.924%, 12/31/18	United States	61,540,509	61,083,201
			90,190,185
Health Care Services 0.5%
Cotiviti Corp., Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	2,526,420	2,529,578
DaVita HealthCare Partners Inc., Tranche A Term Loan, 2.496%, 6/24/19	United States	7,500,000	7,508,160
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%, 12/18/20	United States	4,627,274	3,285,365
			13,323,103
Household Products 1.4%
Spectrum Brands Inc., Initial Term Loans, 3.50% - 5.25%, 6/23/22	United States	9,174,660	9,226,983
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	31,503,661	31,608,663
			40,835,646
Independent Power Producers & Energy Traders 3.8%
[e] Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20	United States	29,769,709	29,406,905
Calpine Corp.,
Term Loan (B5), 3.50%, 5/27/22	United States	19,461,452	19,426,480
Term Loan (B6), 4.00%, 1/15/23	United States	8,955,000	8,969,391
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	54,294,258	54,220,744
			112,023,520
Industrial Machinery 4.0%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	14,848,831	14,885,954
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	23,842,353	24,080,777
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	37,846,463	35,859,523
[e] Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	40,970,602	31,547,363
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	9,931,461	9,910,774
			116,284,391
Integrated Telecommunication Services 2.2%
[e] Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	1,744,606	1,632,660
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	40,121,864	38,128,329
Windstream Corp., Tranche B-5 Term Loan, 3.50%, 8/08/19	United States	10,501,425	10,483,919
Zayo Group LLC,
2021 Term Loans, 3.75%, 5/06/21	United States	13,741,035	13,756,796
[e] 2021 Term Loan, 5.25%, 5/06/21	United States	1,333,333	1,335,333
			65,337,037
Internet Software & Services 1.3%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	42,415,120	39,021,910
Investment Banking & Brokerage 0.3%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	8,007,158	8,032,180
IT Consulting & Other Services 0.9%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	30,116,931	25,825,268
Leisure Facilities 3.4%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	28,306,358	27,757,214
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	53,245,851	53,201,497
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	27,152,500	18,689,962
			99,648,673
Marine 1.1%
[e] Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	37,110,357	33,615,786
Metal & Glass Containers 0.7%
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	22,149,800	21,637,586

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
Movies & Entertainment 0.6%
Regal Cinemas Corp., Term Loan, 3.50%, 4/01/22	United States	11,528,934	11,598,592
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	5,609,385	5,610,086
			17,208,678
Oil & Gas Equipment & Services 0.2%
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	5,645,621	5,659,735
Oil & Gas Exploration & Production 2.9%
[e] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	59,783,683	51,563,426
[h] Samson Investment Co., Second Lien Tranche I Term Loan, 6.50%, 9/25/18	United States	27,720,000	4,296,600
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	42,561,404	29,580,176
			85,440,202
Oil & Gas Storage & Transportation 1.3%
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	22,164,896	21,943,247
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	15,574,662	15,516,257
			37,459,504
Packaged Foods & Meats 0.9%
CSM Bakery Supplies LLC, Second Lien Term Loan, 8.75%, 7/03/21	United States	11,591,497	11,011,922
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	7,139,253	7,161,563
Initial Term Loan, 3.75%, 5/25/18	United States	153,160	153,543
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	7,815,541	7,865,084
			26,192,112
Paper Packaging 0.7%
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	20,665,097	20,639,266
Personal Products 1.4%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	46,403,247	40,254,817
Pharmaceuticals 5.7%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	50,024,107	49,590,848
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.439%, 2/27/21	United States	33,431,588	33,603,961
Valeant Pharmaceuticals International Inc.,
[e] Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	38,077,271	37,720,297
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	11,626,268	11,466,407
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22	United States	35,767,710	35,548,633
			167,930,146
Publishing 0.4%
Cengage Learning Acquisitions Inc., Term B Loans, 5.25%, 6/07/23	United States	10,304,141	10,262,409
Restaurants 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands),
Term B Loans, 3.192%, 6/16/23	United States	9,157,533	9,206,187
Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 5/01/23	United States	3,872,455	3,903,918
Semiconductors 2.7%
[e] Avago Technologies Cayman Finance Ltd., Term B-3 Loans, 4.25%, 2/01/23	Singapore	36,354,176	36,482,942
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	16,189,600	16,209,837
[e] NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%, 12/07/20	United States	16,168,029	16,296,872
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	10,200,000	10,327,500
			79,317,151
Specialized Consumer Services 0.2%
Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 5.00%, 3/15/22	United States	7,038,424	7,088,277
Specialty Chemicals 1.4%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 3.75%,
2/01/20	United States	13,818,662	13,876,963
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	16,364,314	15,791,563
Tranche B Term Loan, 4.25%, 7/19/19	United States	4,008,510	4,003,499

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan, 7.75%,
7/31/22	United States	7,800,000	7,497,750
			41,169,775
Specialty Stores 4.3%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	26,686,720	20,315,266
BJ's Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20	United States	35,022,851	34,836,810
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	46,182,823	40,525,427
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	30,142,317	30,231,387
			125,908,890
Technology Hardware, Storage & Peripherals 0.4%
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	10,367,636	10,489,456
Tires & Rubber 0.3%
[e] The Goodyear Tire & Rubber Co., Second Lien Loans, 3.75%, 4/30/19	United States	9,160,418	9,192,828
Trucking 0.8%
[e] The Hertz Corp., Tranche B-1 Term Loan, 3.50%, 6/30/23	United States	23,362,975	23,474,930
Total Senior Floating Rate Interests (Cost $2,773,714,853)			2,637,698,736
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 3.7%
Other Diversified Financial Services 3.7%
[i] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,551,735
[d,i] Atrium IX, 9A, C, 144A, FRN, 3.924%, 2/28/24	United States	2,500,000	2,540,950
[d,i] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.896%, 10/20/26	United States	5,200,000	5,210,504
[d,i] Carlyle Global Market Strategies CLO Ltd., 2014-4A, C, 144A, FRN, 3.83%, 10/15/26	United States	6,500,000	6,536,855
[d,i] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 3.334%, 1/27/25	United States	3,500,000	3,429,160
2014-2A, B, 144A, FRN, 3.679%, 10/18/26	United States	13,240,000	13,082,444
[d,i] Cent CLO LP,
2013-17A, D, 144A, FRN, 3.637%, 1/30/25	United States	3,850,000	3,825,822
2014-22A, B, 144A, FRN, 3.832%, 11/07/26	United States	7,400,000	7,392,526
[d,i] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.546%, 7/20/26	United States	3,850,000	3,840,529
[d,i] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 2.13%, 7/15/26	United States	6,510,000	6,479,663
B, 144A, FRN, 2.73%, 7/15/26	United States	6,510,000	6,436,502
C, 144A, FRN, 3.68%, 7/15/26	United States	5,630,000	5,562,046
[i] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	3,600,000	3,625,812
[i] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	3,500,000	3,530,695
[d,i] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.896%, 10/20/26	United States	6,700,000	6,703,216
[d,e,i] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.21%, 7/25/29	United States	17,200,000	17,200,000
[d,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.58%, 4/15/24	United States	3,850,000	3,796,370
2013-2A, B, 144A, FRN, 3.395%, 4/25/25	United States	3,850,000	3,757,485
[d,i] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.779%, 10/17/26	United States	1,340,000	1,345,239
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $107,670,423)			107,847,553
Total Investments before Short Term Investments (Cost $2,895,939,219)			2,747,217,153
		Shares

Short Term Investments (Cost $249,461,638) 8.5%
Money Market Funds 8.5%
[a,j] Institutional Fiduciary Trust Money Market Portfolio	United States	249,461,638	249,461,638
Total Investments (Cost $3,145,400,857) 102.0%			2,996,678,791

Other Assets, less Liabilities (2.0)%			(60,060,469)
Net Assets 100.0%			$2,936,618,322

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited) (continued)
a Non-income producing.
b See Note 6 regarding restricted securities.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2016, the aggregate value of these securities was $414,802, representing 0.01% of net assets.
d The coupon rate shown represents the rate at period end.
e A portion or all of the security purchased on a when-issued or delayed delivery basis.
f Income may be received in additional securities and/or cash.
g At July 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
h Defaulted security or security for which income has been deemed uncollectible.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $107,847,553, representing 3.7% of net assets.
j See Note 8 regarding investments in affiliated management investment companies.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.0%†
Materials 0.0%†
[a] Verso Corp., A	United States	1,387		$16,158
[a] Verso Corp., wts., 7/15/23	United States	146		—
Total Common Stocks and Other Equity Interests (Cost $91,415)				16,158
[b] Management Investment Companies 1.7%
Diversified Financials 1.7%
Franklin Lower Tier Floating Rate Fund	United States	1,893,663		18,917,695
Franklin Middle Tier Floating Rate Fund	United States	2,389,308		23,486,894
Total Management Investment Companies (Cost $41,451,171)				42,404,589
		Principal Amount*
Corporate Bonds 44.6%
Automobiles & Components 1.2%
Delphi Automotive PLC, senior note, 3.15%, 11/19/20	United Kingdom	10,500,000		10,882,410
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	4,000,000		4,090,000
Ford Motor Credit Co. LLC, senior note,
2.597%, 11/04/19	United States	4,000,000		4,090,537
3.157%, 8/04/20	United States	11,300,000		11,680,030
				30,742,977
Banks 11.5%
[c] ANZ New Zealand International Ltd. of London, senior note, 144A, 2.85%, 8/06/20	New Zealand	7,500,000		7,747,763
[d] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%, 4/16/21	Italy	6,300,000	EUR	7,776,128
Banco Comercial Portugues SA, 4.75%, 6/22/17	Portugal	4,500,000	EUR	5,234,283
Bank of America Corp., senior note,
2.65%, 4/01/19	United States	9,300,000		9,543,576
[e] FRN, 1.72%, 1/15/19	United States	12,671,000		12,786,306
[d] Bankinter SA, senior note, Reg S, 1.75%, 6/10/19	Spain	6,400,000	EUR	7,462,803
Barclays PLC, senior note, 3.25%, 1/12/21	United Kingdom	14,000,000		14,234,150
BB&T Corp., senior note,
2.05%, 6/19/18	United States	1,000,000		1,015,839
[e] FRN, 1.297%, 2/01/19	United States	2,000,000		2,007,996
CIT Group Inc., senior note,
5.25%, 3/15/18	United States	1,000,000		1,042,500
3.875%, 2/19/19	United States	3,100,000		3,169,750
Citigroup Inc., senior note,
2.40%, 2/18/20	United States	11,300,000		11,484,698
[e] FRN, 1.587%, 6/07/19	United States	5,000,000		5,017,995
Depfa ACS Bank, secured bond,
1.65%, 12/20/16	Ireland	550,000,000	JPY	5,417,698
2.125%, 10/13/17	Ireland	5,000,000	CHF	5,296,507
[c] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	8,000,000		8,185,280
HSBC Holdings PLC, senior note, 3.40%, 3/08/21	United Kingdom	3,300,000		3,423,387
HSBC USA Inc., senior note, 2.00%, 8/07/18	United States	7,500,000		7,542,105
Industrial and Commercial Bank of China Ltd./New York, 3.231%, 11/13/19	China	5,400,000		5,614,839
[c,e] ING Bank NV, senior note, 144A, FRN, 1.336%, 10/01/19	Netherlands	5,000,000		4,972,150
Intesa Sanpaolo SpA, senior note,
2.375%, 1/13/17	Italy	1,500,000		1,505,678
3.875%, 1/16/18	Italy	5,900,000		6,041,423
3.875%, 1/15/19	Italy	10,100,000		10,395,930
[d,e] Reg S, FRN, 5/18/17	Italy	2,150,000	EUR	2,400,234
JPMorgan Chase & Co., senior note,
2.20%, 10/22/19	United States	17,400,000		17,777,162
2.40%, 6/07/21	United States	2,600,000		2,649,343
[e] FRN, 1.615%, 1/25/18	United States	8,000,000		8,057,408
National Australia Bank of New York, senior note, 1.875%, 7/23/18	Australia	7,600,000		7,666,842
[c] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%, 2/05/19	Germany	6,500,000		6,603,675
PHH Corp., senior note, 7.375%, 9/01/19	United States	1,800,000		1,836,000
PNC Funding Corp., senior note, 2.70%, 9/19/16	United States	1,200,000		1,200,934
Regions Financial Corp., senior note, 2.00%, 5/15/18	United States	4,500,000		4,515,710
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	6,300,000		6,441,303

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	2,500,000	EUR	3,045,408
[c] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	12,700,000		13,038,131
[d,e] UniCredit SpA, senior note, Reg S, FRN, 0.657%, 4/10/17	Italy	3,400,000	EUR	3,810,936
[e] Union Bank NA, senior note, FRN, 1.39%, 9/26/16	United States	2,400,000		2,403,242
[d] Unione di Banche Italiane SpA, senior note, Reg S, 2.875%, 2/18/19	Italy	5,800,000	EUR	6,875,851
[e] Wachovia Corp., sub. note, FRN, 1.05%, 10/15/16	United States	14,723,000		14,725,194
Wells Fargo & Co., senior note,
2.50%, 3/04/21	United States	2,600,000		2,670,361
[e] FRN, 1.582%, 7/22/20	United States	17,600,000		17,678,074
[c] Westpac Banking Corp.,
secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,876,006
senior secured note, 144A, 2.25%, 11/09/20	Australia	6,300,000		6,439,545
[c] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	5,300,000		5,647,574
				292,277,717
Capital Goods 0.8%
The Boeing Co., senior note, 0.95%, 5/15/18	United States	1,500,000		1,502,630
John Deere Capital Corp., senior note,
1.30%, 3/12/18	United States	1,700,000		1,707,555
1.95%, 3/04/19	United States	3,750,000		3,825,994
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	4,200,000		4,269,825
United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		8,389,222
				19,695,226
Commercial & Professional Services 0.0%†
Republic Services Inc., senior note, 3.80%, 5/15/18	United States	1,035,000		1,080,893
Consumer Durables & Apparel 0.3%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	4,500,000		4,415,625
KB Home, senior note, 4.75%, 5/15/19	United States	4,200,000		4,315,500
				8,731,125
Consumer Services 0.8%
[c] International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	3,800,000		4,085,000
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		10,353,880
Yum! Brands Inc., senior bond, 6.25%, 3/15/18	United States	5,500,000		5,878,125
				20,317,005
Diversified Financials 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 4.25%, 7/01/20	Netherlands	3,700,000		3,902,316
American Express Credit Corp., senior note, 1.55%, 9/22/17	United States	4,600,000		4,622,144
[e] Bank of New York Mellon Corp., senior note, FRN, 1.498%, 8/17/20	United States	6,400,000		6,424,314
[c] Bayer US Finance LLC, senior note, 144A, 2.375%, 10/08/19	Germany	8,700,000		8,892,853
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	11,900,000		12,091,376
[e] Credit Suisse New York, senior note, FRN, 1.155%, 5/26/17	Switzerland	5,400,000		5,399,395
[e] Deutsche Bank AG, senior note, FRN, 1.946%, 8/20/20	Germany	7,500,000		7,257,338
[e] Fifth Third Bank, senior note, FRN, 1.136%, 11/18/16	United States	11,000,000		11,008,448
[e] The Goldman Sachs Group Inc., senior note, FRN, 1.853%, 9/15/20	United States	20,000,000		20,060,760
[c] Hutchison Whampoa International 14 Ltd., 144A, 1.625%, 10/31/17	Hong Kong	4,700,000		4,720,069
[c] Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20	United Kingdom	6,000,000		6,213,048
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	8,000,000		8,352,736
[c] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	400,000		429,500
[e] Morgan Stanley, senior note, FRN, 1.874%, 1/27/20	United States	22,400,000		22,497,485
Navient Corp., senior note,
8.45%, 6/15/18	United States	800,000		872,000
5.50%, 1/15/19	United States	3,500,000		3,609,375
[c] Pricoa Global Funding I, secured note, 144A, 2.55%, 11/24/20	United States	5,600,000		5,801,930
[c] Protective Life Global Funding, senior secured note, 144A, 1.722%, 4/15/19	United States	4,300,000		4,327,726
[c,e] Seven and Seven Ltd., senior note, 144A, FRN, 1.898%, 9/11/19	South Korea	1,400,000		1,397,428
				137,880,241
Energy 3.3%
[c] BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,510,185
[c] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,656,000		1,068,451
Canadian Natural Resources Ltd., senior bond, 5.90%, 2/01/18	Canada	5,500,000		5,771,114
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,770,000		1,537,688
CNOOC Finance 2015 Australia Pty. Ltd., senior note, 2.625%, 5/05/20	China	3,900,000		3,976,908
CNOOC Nexen Finance 2014 ULC, senior note, 1.625%, 4/30/17	China	6,800,000		6,812,097

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
[c] CNPC General Capital Ltd., senior note, 144A,
1.95%, 4/16/18	China	1,500,000		1,503,045
[e] FRN, 1.526%, 5/14/17	China	7,500,000		7,500,000
Enable Midstream Partners LP, senior note, 2.40%, 5/15/19	United States	3,700,000		3,583,454
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	2,600,000		2,701,795
[c,f] Energy XXI Gulf Coast Inc., senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	3,000,000		1,065,000
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19	United States	800,000		784,316
Ensco PLC, senior note, 4.70%, 3/15/21	United States	3,900,000		3,319,875
[f] Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	1,500,000		337,500
[c] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	975,000		521,625
Kinder Morgan Energy Partners LP, senior note, 5.95%, 2/15/18	United States	5,400,000		5,704,457
[c] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,500,000		2,591,443
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	500,000		513,125
[c,f] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/16	United States	750,000		283,125
[c] LUKOIL International Finance BV, senior note, 144A, 3.416%, 4/24/18	Russia	2,300,000		2,330,326
[c,f] Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	3,000,000		502,500
[e] Petrobras Global Finance BV, senior note, FRN, 3.536%, 3/17/20	Brazil	5,100,000		4,711,125
[c] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000		1,303,394
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000		1,463,000
[c] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A, 2.50%, 4/28/20	China	7,400,000		7,511,296
[e] Statoil ASA, senior note, FRN, 1.092%, 11/08/18	Norway	6,900,000		6,893,928
Weatherford International Ltd., senior note, 7.75%, 6/15/21	United States	4,600,000		4,362,815
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	1,700,000		1,722,042
				83,885,629
Food & Staples Retailing 1.1%
CVS Health Corp., senior note, 1.20%, 12/05/16	United States	10,000,000		10,014,890
The Kroger Co., senior note,
1.20%, 10/17/16	United States	5,000,000		5,004,730
2.60%, 2/01/21	United States	7,500,000		7,796,888
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	5,900,000		5,947,778
				28,764,286
Food, Beverage & Tobacco 2.0%
Anheuser-Busch InBev Finance Inc., senior note, 2.65%, 2/01/21	Belgium	6,500,000		6,748,170
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18	Mexico	5,500,000		5,601,676
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	6,600,000		6,880,500
[c] H.J. Heinz Co., senior note, 144A, 2.00%, 7/02/18	United States	6,400,000		6,494,829
[c] Japan Tobacco Inc., senior note, 144A, 2.10%, 7/23/18	Japan	5,000,000		5,061,775
[c] JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	1,700,000		1,776,500
7.25%, 6/01/21	United States	2,500,000		2,593,750
Kraft Foods Group Inc., senior note, 2.25%, 6/05/17	United States	7,000,000		7,064,547
[e] Mondelez International Inc., senior note, FRN, 1.157%, 2/01/19	United States	500,000		498,694
[d] Pernod Ricard SA, senior note, Reg S, 2.125%, 9/27/24	France	500,000	EUR	634,877
Reynolds American Inc., senior note, 2.30%, 6/12/18	United States	6,200,000		6,313,454
				49,668,772
Health Care Equipment & Services 2.2%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000		1,003,675
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	1,600,000		1,580,000
Becton, Dickinson and Co., senior note, 2.675%, 12/15/19	United States	5,900,000		6,124,454
CHS/Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	4,800,000		4,389,024
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000		1,636,638
Express Scripts Holding Co., senior note, 3.30%, 2/25/21	United States	4,300,000		4,549,017
HCA Inc., senior secured note, first lien, 4.25%, 10/15/19	United States	4,500,000		4,691,250
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000		1,008,444
Stryker Corp., senior note, 2.00%, 3/08/19	United States	10,100,000		10,280,537
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	10,600,000		10,255,500
5.50%, 3/01/19	United States	3,000,000		2,940,000

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000		7,667,528
				56,126,067
Household & Personal Products 0.4%
Avon Products Inc., senior note, 6.35%, 3/15/20	United States	10,000,000		8,966,700
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000		2,202,994
				11,169,694
Insurance 2.0%
[c] Jackson National Life Global Funding, secured note, 144A, 2.25%, 4/29/21	United States	7,600,000		7,716,356
[c] Metropolitan Life Global Funding I,
secured note, 144A, 1.30%, 4/10/17	United States	10,000,000		10,027,360
senior secured bond, 144A, 3.875%, 4/11/22	United States	5,900,000		6,416,362
[c] New York Life Global Funding, secured note, 144A,
2.10%, 1/02/19	United States	10,000,000		10,201,470
2.15%, 6/18/19	United States	6,400,000		6,556,896
[e] Prudential Financial Inc., senior note, FRN, 1.406%, 8/15/18	United States	5,700,000		5,689,877
[c] TIAA Asset Management Finance LLC, senior note, 144A, 2.95%, 11/01/19	United States	4,200,000		4,313,757
				50,922,078
Materials 0.8%
[d] Arkema SA, senior note, Reg S, 1.50%, 1/20/25	France	2,000,000	EUR	2,397,167
[c] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%, 5/15/21	Australia	4,000,000		4,200,000
Freeport-McMoRan Copper & Gold Inc., senior note, 2.30%, 11/14/17	United States	3,500,000		3,508,750
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	7,400,000		8,121,500
Reynolds Group Holdings Inc., senior note, 8.125%, 6/15/17	United States	2,100,000		2,199,750
				20,427,167
Media 1.2%
CBS Corp., senior note, 2.30%, 8/15/19	United States	11,437,000		11,652,153
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,500,000		3,797,500
senior note, 8.625%, 2/15/19	United States	3,000,000		3,350,625
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000		2,026,852
Time Warner Inc., senior note, 2.10%, 6/01/19	United States	4,500,000		4,589,415
Viacom Inc., senior note,
2.20%, 4/01/19	United States	3,200,000		3,222,224
2.75%, 12/15/19	United States	2,700,000		2,755,474
				31,394,243
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AbbVie Inc., senior note, 1.80%, 5/14/18	United States	8,600,000		8,674,227
Actavis Funding SCS, senior note, 2.35%, 3/12/18	United States	6,200,000		6,293,738
Amgen Inc., senior note,
2.125%, 5/15/17	United States	2,500,000		2,520,418
[e] FRN, 1.254%, 5/22/19	United States	6,200,000		6,204,321
Baxalta Inc., senior note, 2.00%, 6/22/18	United States	10,200,000		10,196,573
Biogen Inc., senior note, 2.90%, 9/15/20	United States	7,500,000		7,855,897
Celgene Corp., senior note, 2.30%, 8/15/18	United States	3,000,000		3,060,090
Perrigo Finance Unlimited Co., senior note, 3.50%, 3/15/21	United States	2,600,000		2,699,411
[c] Valeant Pharmaceuticals International Inc., senior note, 144A, 5.375%, 3/15/20	United States	5,000,000		4,484,375
Zoetis Inc., senior note, 1.875%, 2/01/18	United States	1,200,000		1,205,630
				53,194,680
Real Estate 1.0%
American Tower Corp., senior note,
3.40%, 2/15/19	United States	3,600,000		3,772,501
3.30%, 2/15/21	United States	6,500,000		6,844,220
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	4,900,000		5,127,184
HCP Inc., senior note, 3.75%, 2/01/19	United States	5,500,000		5,714,154
Hospitality Properties Trust, senior note, 5.625%, 3/15/17	United States	3,000,000		3,069,003
				24,527,062
Retailing 0.7%
Dollar General Corp., senior note, 1.875%, 4/15/18	United States	8,200,000		8,269,675
[c,f] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,500,000	EUR	494,516
[c] Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,006,570

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

Toys R Us Inc., senior bond, 7.375%, 10/15/18	United States	8,250,000		7,383,750
				17,154,511
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,272,394
Software & Services 1.4%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	11,900,000		12,108,786
Fiserv Inc., senior note, 2.70%, 6/01/20	United States	11,300,000		11,725,761
[e] Oracle Corp., senior note, FRN, 1.26%, 1/15/19	United States	12,000,000		12,083,856
				35,918,403
Technology Hardware & Equipment 1.7%
[e] Apple Inc.,
FRN, 0.887%, 5/03/18	United States	7,300,000		7,316,878
senior note, FRN, 1.474%, 2/22/19	United States	5,700,000		5,783,984
[c] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	6,400,000		6,587,949
[c,e] Hewlett Packard Enterprise Co., senior note, 144A, FRN, 2.583%, 10/05/18	United States	8,100,000		8,208,815
Juniper Networks Inc., senior note,
3.125%, 2/26/19	United States	7,500,000		7,714,485
3.30%, 6/15/20	United States	500,000		518,245
[c,e] NBCUniversal Enterprise Inc., 144A, FRN, 1.365%, 4/15/18	United States	7,500,000		7,546,455
				43,676,811
Telecommunication Services 1.5%
AT&T Inc., senior note, 2.45%, 6/30/20	United States	7,400,000		7,586,340
CenturyLink Inc., senior note, 5.625%, 4/01/20	United States	3,800,000		4,032,750
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	2,500,000		1,831,250
[c] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18	United States	3,500,000		3,806,250
T-Mobile USA Inc., senior note,
6.542%, 4/28/20	United States	2,500,000		2,584,375
6.633%, 4/28/21	United States	1,800,000		1,899,000
Telefonica Emisiones SAU, senior note, 3.192%, 4/27/18	Spain	2,300,000		2,362,008
Verizon Communications Inc., senior note,
2.625%, 2/21/20	United States	8,824,000		9,167,271
[e] FRN, 2.406%, 9/14/18	United States	4,800,000		4,939,291
				38,208,535
Transportation 0.6%
[c] Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	3,700,000		3,713,875
FedEx Corp., senior note, 0.50%, 4/09/20	United States	7,100,000	EUR	8,041,643
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	3,275,000		3,373,250
				15,128,768
Utilities 2.4%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	9,500,000		9,748,634
DPL Inc., senior note, 6.50%, 10/15/16	United States	471,000		472,472
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000		5,154,014
[c] Engie SA, senior note, 144A, 1.625%, 10/10/17	France	1,000,000		1,003,315
[c] Korea Western Power Co. Ltd., senior note, 144A, 3.125%, 5/10/17	South Korea	5,200,000		5,269,654
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000		7,963,348
Sempra Energy, senior note, 2.85%, 11/15/20	United States	9,600,000		9,954,422
The Southern Co., senior note,
2.45%, 9/01/18	United States	7,000,000		7,170,975
2.35%, 7/01/21	United States	6,500,000		6,650,033
[c] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%, 5/22/18	China	2,000,000		2,005,540
[c] State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%, 5/07/19	China	2,200,000		2,265,701
[d] Veolia Environnement SA, senior bond, Reg S, 4.625%, 3/30/27	France	1,000,000	EUR	1,578,232
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000		902,405
				60,138,745
Total Corporate Bonds (Cost $1,131,684,731)				1,136,303,029
[e] Senior Floating Rate Interests 3.0%
Automobiles & Components 0.1%
[g] TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	1,609,255		1,616,295
Capital Goods 0.1%
[g] Leidos (Abacus Innovations Corp.), B Term Loan, 5.25%, 8/31/23	United States	212,319		212,850

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	2,290,000	2,294,770
			2,507,620
Commercial & Professional Services 0.0%†
Kar Auction Services Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23	United States	911,124	919,524
Consumer Durables & Apparel 0.0%†
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	872,259	879,164
Consumer Services 0.2%
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	4,309,037	4,305,448
Travelport Finance Luxembourg S.A.R.L., Term Loan B, 5.00%, 9/02/21	Luxembourg	298,069	299,280
			4,604,728
Diversified Financials 0.1%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	1,587,004	1,568,820
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	400,954	402,207
			1,971,027
Energy 0.4%
[h] Bowie Resource Holdings LLC, First Lien Initial Term Loan, 8.75%, 8/16/20	United States	2,236,190	1,906,352
[g] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	4,636,382	3,998,880
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	139,619	139,968
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,081,968	1,071,148
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	2,085,231	2,077,411
			9,193,759
Health Care Equipment & Services 0.1%
[g] Carestream Health Inc., Term Loan, 6.50%, 6/07/19	United States	395,591	387,349
Community Health Systems Inc., 2018 Term F Loans, 3.924%, 12/31/18	United States	1,887,968	1,873,938
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%, 12/18/20	United States	162,534	115,399
			2,376,686
Materials 0.4%
[g] The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,701,039	3,606,200
[g] Cyanco Intermediate Corp., Initial Term Loan, 7.00%, 5/01/20	United States	132,580	131,089
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	3,542,205	3,476,617
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	1,744,412	1,744,412
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	1,538,051	1,539,974
			10,498,292
Media 0.4%
Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.50%, 5/18/21	United States	1,323,250	1,313,208
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	1,894,831	1,912,121
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	6,860,040	6,860,040
[g] UPC Financing Partnership, Term Loan AN, 5.50%, 8/22/24	Netherlands	286,447	286,447
			10,371,816
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	3,315,259	3,286,545
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.439%, 2/27/21	United States	1,693,492	1,702,224
Valeant Pharmaceuticals International Inc.,
[g] Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	701,265	694,690
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	1,231,650	1,214,715
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22	United States	3,453,274	3,432,123
			10,330,297
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,512,059	3,423,161
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	705,798	707,884
			4,131,045
Semiconductors & Semiconductor Equipment 0.2%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%, 2/01/23	United States	1,982,640	1,989,663
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	608,678	609,439
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 4/29/23	United States	235,540	237,453

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	2,247,145			2,275,234
					5,111,789
Software & Services 0.2%
Match Group Inc., Term B-1 Loans, 5.50%, 11/16/22	United States	416,157			420,839
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	5,050,319			4,797,803
					5,218,642
Technology Hardware & Equipment 0.1%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	235,429			235,282
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	1,317,950			1,319,244
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	802,120			811,545
[g] Zebra Technologies Corp., Refinancing Term Loan, 4.00%, 10/27/21	United States	502,464			505,801
					2,871,872
Telecommunication Services 0.0%†
[g] Global Tel*Link Corp., Term Loan, 6.25%, 5/23/20	United States	80,000			74,867
Windstream Corp., Tranche B-5 Term Loan, 3.50%, 8/08/19	United States	400,340			399,673
					474,540
Transportation 0.0%†
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	1,225,088			1,180,678
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	63,867			57,853
					1,238,531
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	169,779			170,416
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	1,150,000			1,148,443
					1,318,859
Total Senior Floating Rate Interests (Cost $75,820,839)					75,634,486
Foreign Government and Agency Securities 2.1%
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	11,200,000			11,435,424
Government of Hungary,
5.50%, 12/22/16	Hungary	750,880,000		HUF	2,747,592
A, 6.75%, 11/24/17	Hungary	3,910,000		HUF	15,169
A, 5.50%, 12/20/18	Hungary	428,710,000		HUF	1,692,171
Government of Malaysia,
senior bond, 4.262%, 9/15/16	Malaysia	2,300,000		MYR	572,217
senior bond, 4.24%, 2/07/18	Malaysia	4,000,000		MYR	1,016,079
senior note, 4.012%, 9/15/17	Malaysia	29,800,000		MYR	7,515,792
Government of Mexico,
7.25%, 12/15/16	Mexico	894,000	[j]	MXN	4,814,402
7.75%, 12/14/17	Mexico	930,000	[j]	MXN	5,152,535
M, 4.75%, 6/14/18	Mexico	720,000	[j]	MXN	3,808,599
senior note, 8.50%, 12/13/18	Mexico	1,060,000	[j]	MXN	6,047,866
[c] Government of Serbia, senior note, 144A, 5.25%, 11/21/17	Serbia	1,800,000			1,863,576
Government of Sri Lanka, A, 6.40%, 8/01/16	Sri Lanka	1,500,000		LKR	10,308
Korea Monetary Stabilization Bond, senior note, 1.96%, 2/02/17	South Korea	2,800,000,000		KRW	2,526,188
Korea Treasury Bond, senior note, 3.00%, 12/10/16	South Korea	1,590,000,000		KRW	1,438,306
[k] Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/16	Brazil	789	[l]	BRL	708,209
5/15/17	Brazil	150	[l]	BRL	134,105
8/15/18	Brazil	1,810	[l]	BRL	1,612,823
Total Foreign Government and Agency Securities (Cost $58,000,431)					53,111,361
U.S. Government and Agency Securities 16.2%
[m] U.S. Treasury Bond, Index Linked, 0.125%, 7/15/22	United States	14,205,681			14,501,912
U.S. Treasury Note,
1.00%, 8/15/18	United States	55,000,000			55,364,155
1.50%, 12/31/18	United States	50,000,000			50,963,850
1.375%, 2/28/19	United States	70,000,000			71,183,980
1.50%, 2/28/19	United States	76,000,000			77,530,412
[m] Index Linked, 1.875%, 7/15/19	United States	23,894,660			25,682,244
[m] Index Linked, 1.375%, 1/15/20	United States	24,281,924			25,796,218
[m] Index Linked, 0.125%, 1/15/22	United States	38,206,082			38,868,958

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

[m] Index Linked, 0.125%, 1/15/23	United States	52,032,414	52,730,584
Total U.S. Government and Agency Securities (Cost $409,172,740)			412,622,313
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 28.5%
Automobiles & Components 0.0%†
[e] Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 0.728%, 12/25/31	United States	1,491	1,113
2002-3, 1A1, FRN, 1.228%, 5/25/32	United States	1,679	1,609
			2,722
Banks 3.4%
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	United States	606,288	606,144
[e] 2006-1, D, FRN, 5.788%, 9/10/45	United States	1,776,000	1,771,115
[n] 2006-4, AJ, 5.695%, 7/10/46	United States	3,297,000	3,194,020
2006-4, AM, 5.675%, 7/10/46	United States	1,969,264	1,967,471
Bear Stearns Commercial Mortgage Securities Trust,
[e] 2005-T20, E, FRN, 5.304%, 10/12/42	United States	2,000,000	1,984,091
[e] 2006-PW11, AJ, FRN, 5.563%, 3/11/39	United States	5,382,000	5,155,620
2006-PW13, AJ, 5.611%, 9/11/41	United States	5,090,000	5,085,286
[e] 2007-PW16, A4, FRN, 5.91%, 6/11/40	United States	1,281,820	1,311,234
[e] 2007-PW16, AM, FRN, 5.91%, 6/11/40	United States	2,100,000	2,162,240
[e] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.45%, 7/15/44	United States	3,495,000	3,491,951
[e] Citibank Credit Card Issuance Trust,
2006-A8, A8, FRN, 0.72%, 12/17/18	United States	6,230,000	6,229,986
2013-A12, A12, FRN, 0.862%, 11/07/18	United States	6,200,000	6,201,448
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,219,000	1,016,723
[e] 2007-C6, AM, FRN, 5.901%, 12/10/49	United States	5,200,000	5,297,731
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 9/25/19	United States	1,007,226	1,036,337
[e] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 1.538%, 12/25/34	United States	513,119	511,776
[e] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.238%, 3/25/34	United States	347,245	335,978
[e,n] Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, FRN, 5.964%, 7/10/38	United States	4,448,000	4,109,249
AM, FRN, 5.964%, 7/10/38	United States	348,864	348,549
[e] Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 1.253%, 2/25/35	United States	1,120,000	1,068,611
JP Morgan Chase Commercial Mortgage Securities Trust,
2004-LN2, A2, 5.115%, 7/15/41	United States	43,281	43,330
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000	2,263,457
[e,n] 2006-LDP7, AJ, FRN, 6.102%, 4/17/45	United States	2,629,000	1,978,238
[e] LB-UBS Commercial Mortgage Trust,
2006-C1, AJ, FRN, 5.276%, 2/15/41	United States	1,904,967	1,887,466
2006-C4, AJ, FRN, 6.094%, 6/15/38	United States	578,289	579,710
[e] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.228%, 3/25/28	United States	543,397	517,973
2005-1, 2A2, FRN, 2.661%, 4/25/35	United States	618,481	601,297
2006-3, 2A1, FRN, 2.79%, 10/25/36	United States	3,164,641	3,105,780
[e] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 1.223%, 1/25/35	United States	401,055	391,556
Morgan Stanley Capital I Trust,
[c] 2005-RR6, B, 144A, 5.306%, 5/24/43	United States	2,882,896	2,843,257
[e] 2006-HQ8, AJ, FRN, 5.572%, 3/12/44	United States	2,751,019	2,747,577
2007-IQ13, A1A, 5.312%, 3/15/44	United States	3,206,906	3,246,466
[e] Wachovia Bank Commercial Mortgage Trust,
[c] 2003-C7, F, 144A, FRN, 6.11%, 10/15/35	United States	590,430	594,221
2006-C27, AM, FRN, 5.795%, 7/15/45	United States	2,202,552	2,201,115
2006-C28, AM, FRN, 5.603%, 10/15/48	United States	7,330,000	7,358,967
[e] Wells Fargo Mortgage Backed Securities Trust,
2004-W, A9, FRN, 2.778%, 11/25/34	United States	165,586	168,023
2005-AR, 1A1, FRN, 2.766%, 2/25/35	United States	2,033,936	2,030,527
2005-AR9, 2A2, FRN, 2.941%, 10/25/33	United States	209,243	206,656
2005-AR10, 2A3, FRN, 2.929%, 6/25/35	United States	868,946	867,156
			86,518,332
Diversified Financials 24.9%
[c,e] ALM VIII Ltd., 2013-8A, A1A, 144A, FRN, 2.146%, 1/20/26	Cayman Islands	3,370,000	3,363,563

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
[e] American Express Credit Account Master Trust,
2008-2, A, FRN, 1.741%, 9/15/20	United States	2,900,000	2,949,022
2012-1, A, FRN, 0.751%, 1/15/20	United States	11,890,000	11,902,922
[e] American Home Mortgage Investment Trust,
2004-3, 4A, FRN, 2.414%, 10/25/34	United States	3,560,429	3,482,035
2005-1, 6A, FRN, 3.032%, 6/25/45	United States	1,723,181	1,714,249
[e,n] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-
R4, M1, FRN, 1.313%, 6/25/34	United States	1,197,187	1,176,503
[c] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,906,299
[c,e] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	3,850,933	3,905,115
[c,e] Ares IIIR/IVR CLO Ltd., 2007-3RA,
A2, 144A, FRN, 0.899%, 4/16/21	United States	1,819,305	1,798,201
B, 144A, FRN, 1.049%, 4/16/21	United States	3,700,000	3,585,115
[e] Argent Securities Inc. Asset-Backed Pass-Through Certificates, 2005-W2, A2C, FRN,
0.848%, 10/25/35	United States	881,843	846,647
[c,e] Atrium IX, 9A, A, 144A, FRN, 1.974%, 2/28/24	United States	3,370,000	3,367,169
[c,e] Atrium X, 10A, A, 144A, FRN, 1.799%, 7/16/25	United States	1,390,000	1,381,313
[c,e] Atrium XI, 11A, C, 144A, FRN, 3.915%, 10/23/25	Cayman Islands	6,750,000	6,807,375
[c,e] Babson CLO Inc., 2007-1A, A1, 144A, FRN, 0.904%, 1/18/21	United States	543,813	543,731
[c] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%,
12/10/30	United States	3,200,000	3,375,815
[e] Bank of America Credit Card Trust, 2014-A2, A, FRN, 0.751%, 9/16/19	United States	9,620,000	9,629,406
[e,n] Bear Stearns Alt-A Trust, 2004-10, 1A3, FRN, 1.488%, 9/25/34	United States	1,475,012	1,463,653
[e] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 1.368%, 11/25/34	United States	118,729	113,872
[c,e] BlueMountain CLO Ltd., 2011-1A,
B, 144A, FRN, 2.626%, 8/16/22	Cayman Islands	1,200,000	1,200,270
C, 144A, FRN, 3.626%, 8/16/22	Cayman Islands	700,000	705,502
[c,e] Bluemountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.152%, 10/29/25	United States	1,448,215	1,445,275
[e] Capital One Multi-Asset Execution Trust,
2006-A11, A11, FRN, 0.571%, 6/17/19	United States	12,000,000	12,000,079
2007-A2, A2, FRN, 0.561%, 12/16/19	United States	11,390,000	11,385,675
2007-A5, A5, FRN, 0.521%, 7/15/20	United States	10,200,000	10,183,985
[c,e] Carlyle Global Market Strategies CLO Ltd., 2012-4A, A, 144A, FRN, 2.086%, 1/20/25	United States	4,020,000	4,023,497
[c,e] Catamaran CLO Ltd., 2014-2A, B, 144A, FRN, 3.679%, 10/18/26	United States	3,011,300	2,975,466
[c,e] Cent CLO, 13-17A, A1, 144A, FRN, 1.937%, 1/30/25	United States	8,916,000	8,889,787
[c,e] Cent CLO 20 Ltd., 2013-20A, A, 144A, FRN, 2.195%, 1/25/26	United States	1,000,000	997,500
[c,e] Cent CLO 21 Ltd., 2014-21A, B, 144A, FRN, 3.534%, 7/27/26	United States	780,000	762,044
[c,e] Cent CLO LP, 2014-22A, B, 144A, FRN, 3.832%, 11/07/26	United States	4,050,000	4,045,910
[c] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	United States	2,227,000	2,015,190
[e] Chase Funding Trust, 2004-2, 2A2, FRN, 0.988%, 2/26/35	United States	12,256	11,135
Chase Issuance Trust,
[e] 2007-A2, A2, FRN, 0.531%, 4/15/19	United States	6,468,000	6,464,042
[e] 2007-B1, B1, FRN, 0.731%, 4/15/19	United States	9,400,000	9,383,643
[e] 2007-C1, C1, FRN, 0.941%, 4/15/19	United States	3,800,000	3,793,643
[e] 2013-A3, A3, FRN, 0.761%, 4/15/20	United States	6,147,000	6,150,590
[e] 2014-A5, A5, FRN, 0.851%, 4/15/21	United States	7,310,000	7,312,788
2015-A2, A2, 1.59%, 2/18/20	United States	8,200,000	8,264,895
2015-A7, A7, 1.62%, 7/15/20	United States	5,005,000	5,054,560
[c,e] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.121%, 7/26/21	United States	6,700,000	6,637,556
[c,e] Colony American Homes, 2014-1A,
A, 144A, FRN, 1.632%, 5/17/31	United States	4,606,454	4,592,884
C, 144A, FRN, 2.332%, 5/17/31	United States	700,000	692,611
[c] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	6,377,814	6,377,226
[c] COMM Mortgage Trust, 2012-9W57, A, 144A, 2.365%, 2/10/29	United States	7,805,000	7,838,972
[e] Commercial Mortgage Trust,
2005-GG5, AJ, FRN, 5.644%, 4/10/37	United States	234,969	234,832
2007-C9, A1A, FRN, 6.007%, 12/10/49	United States	7,649,677	7,880,684
[c] 2014-BBG, A, 144A, FRN, 1.282%, 3/15/29	United States	6,600,000	6,524,427
[e] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	985,000	1,098,461
Conseco Financial Corp.,
[e] 1997-3, A7, FRN, 7.64%, 3/15/28	United States	1,807,996	1,891,039
1998-6, A8, 6.66%, 6/01/30	United States	8,518,003	9,162,815
[c] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	5,290,000	5,603,820
[c,e] Cornerstone CLO Ltd., 2007-1A, B, 144A, FRN, 1.63%, 7/15/21	United States	995,000	982,692

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
[c] CountryPlace Manufactured Housing Contract Trust,
2005-1, A3, 144A, 4.80%, 12/15/35	United States	13,862	13,877
2007-1, A3, 144A, 5.593%, 7/15/37	United States	52,514	52,718
[e] Countrywide Home Loans,
2004-6, 1A1, FRN, 3.018%, 5/25/34	United States	2,537,494	2,518,813
2004-11, 2A1, FRN, 2.664%, 7/25/34	United States	2,810,038	2,778,544
[c,e] CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44	United States	3,736,480	3,857,733
[c,e] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.797%, 10/20/43	United States	23,559	23,498
Discover Card Execution Note Trust,
[e] 2012-A4, A4, FRN, 0.851%, 11/15/19	United States	10,500,000	10,517,781
[e] 2013-A6, A6, FRN, 0.931%, 4/15/21	United States	5,520,000	5,540,057
[e] 2014-A1, A1, FRN, 0.911%, 7/15/21	United States	7,690,000	7,709,728
2014-A5, A, 1.39%, 4/15/20	United States	2,060,000	2,068,749
[c,e] Dryden 33 Senior Loan Fund, 2014-33A, A, 144A, FRN, 2.16%, 7/15/26	United States	6,535,000	6,530,491
[c,e] Dryden Senior Loan Fund, 2015-38A, A, 144A, FRN, 2.11%, 7/15/27	Cayman Islands	9,642,857	9,618,461
[c,e] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 2.13%, 7/15/26	United States	5,266,000	5,241,460
B, 144A, FRN, 2.73%, 7/15/26	United States	858,000	848,313
C, 144A, FRN, 3.68%, 7/15/26	United States	739,600	730,673
[c] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	630,000	634,517
[e] Fannie Mae Connecticut Avenue Securities,
2013-C01, M1, FRN, 2.488%, 10/25/23	United States	5,534,938	5,587,124
2014-C02, 2M1, FRN, 1.438%, 5/25/24	United States	792,016	792,621
2015-C02, 2M1, FRN, 1.688%, 5/25/25	United States	1,398,347	1,401,330
[e] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN3, M2, FRN, 2.888%, 8/25/24	United States	1,817,353	1,833,589
2014-DN4, M2, FRN, 2.888%, 10/25/24	United States	5,878,774	5,926,927
2014-HQ1, M2, FRN, 2.988%, 8/25/24	United States	7,195,000	7,317,643
2014-HQ3, M2, FRN, 3.138%, 10/25/24	United States	10,780,269	10,928,351
2015-DN1, M2, FRN, 2.888%, 1/25/25	United States	10,464,975	10,576,288
2015-DN1, M3, FRN, 4.638%, 1/25/25	United States	9,400,000	9,933,811
2015-DNA1, M2, FRN, 2.338%, 10/25/27	United States	10,530,000	10,578,840
2015-DNA2, M2, FRN, 3.088%, 12/25/27	United States	8,145,000	8,341,822
2015-HQ1, M1, FRN, 1.538%, 3/25/25	United States	1,297,091	1,297,740
2015-HQ1, M2, FRN, 2.688%, 3/25/25	United States	11,000,000	11,125,574
2015-HQA1, M2, FRN, 3.138%, 3/25/28	United States	12,750,000	13,095,408
2015-HQA2, M2, FRN, 3.288%, 5/25/28	United States	12,520,000	12,891,463
2016-HQ1, M1, FRN, 2.238%, 9/25/28	United States	4,367,038	4,386,731
[e] First Horizon Alternative Mortgage Securities Trust, 2004-AA5, 2A1, FRN, 2.508%,
12/25/34	United States	2,138,610	2,078,278
[c] G-Force LLC, 2005-RRA, B, 144A, 5.09%, 8/22/36	United States	1,499,374	1,496,517
[c,e] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 1.93%, 4/15/25	United States	10,063,000	10,052,233
[n] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%, 5/10/43	United States	1,450,481	242,244
[e] Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%, 10/15/26	United States	1,028,737	1,141,515
[e] GSAA Home Equity Trust,
[n] 2005-5, M3, FRN, 1.433%, 2/25/35	United States	5,950,000	5,686,979
FRN, 0.858%, 6/25/35	United States	477,191	458,638
[e] GSAMP Trust, 2005-HE3, M2, FRN, 1.493%, 6/25/35	United States	1,155,637	1,142,105
[e] GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 3.002%, 1/25/35	United States	706,061	671,510
[c] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	570,000	574,999
[c,e] Hilton USA Trust, 2013-HLF,
AFL, 144A, FRN, 1.468%, 11/05/30	United States	7,249,181	7,263,842
BFL, 144A, FRN, 2.018%, 11/05/30	United States	1,641,153	1,644,471
CFL, 144A, FRN, 2.368%, 11/05/30	United States	607,499	608,728
[c,e] Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 1.982%, 6/17/31	United States	1,130,000	1,120,589
2014-SFR2, A, 144A, FRN, 1.582%, 9/17/31	United States	4,414,055	4,390,389
2014-SFR2, B, 144A, FRN, 2.082%, 9/17/31	United States	8,500,000	8,468,349
2015-SFR1, A, 144A, FRN, 1.932%, 3/17/32	United States	2,387,374	2,396,415
2015-SFR2, A, 144A, FRN, 1.828%, 6/17/32	United States	7,957,982	7,971,981
2015-SFR3, A, 144A, FRN, 1.743%, 8/17/32	United States	4,293,105	4,299,418
[e] IXIS Real Estate Capital Trust, 2005-HE4, A3, FRN, 1.168%, 2/25/36	United States	686,077	682,672
[c,e] Jefferies & Co., 2009-R2, 4A, 144A, FRN, 2.828%, 5/26/37	United States	1,322,267	1,327,734
[e] JP Morgan Chase Commercial Mortgage Securities Trust,
2005-LDP5, E, FRN, 5.736%, 12/15/44	United States	1,150,000	1,145,568

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
2005-LPD5, F, FRN, 5.736%, 12/15/44	United States	7,850,000	7,799,938
[e] JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 2.797%, 2/25/34	United States	115,279	114,013
[c,e] Landmark IX CDO Ltd., 2007-9A, C, 144A, FRN, 1.38%, 4/15/21	United States	1,040,000	1,013,324
[c,e,n] LB-UBS Commercial Mortgage Trust, 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	United States	700,000	704,154
[e] Lehman XS Trust, 2005-4, 1A4, FRN, 1.048%, 10/25/35	United States	1,076,974	977,524
[c] LNR CDO Ltd., 2002-1A,
[e] DFL, 144A, FRN, 1.888%, 7/24/37	United States	1,266,925	1,267,483
DFX, 144A, 6.727%, 7/24/37	United States	329,401	330,260
[c,e] Mach One ULC, 2004-1A,
K, 144A, FRN, 5.45%, 5/28/40	United States	4,293,400	4,330,967
L, 144A, FRN, 5.45%, 5/28/40	United States	3,470,500	3,482,005
M, 144A, FRN, 5.45%, 5/28/40	United States	640,000	635,805
[e] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 3.738%,
3/25/32	United States	2,048,006	2,079,928
[c,e] Madison Park Funding X Ltd., 2012-10A, A2, 144A, FRN, 2.096%, 1/20/25	Cayman Islands	2,900,000	2,900,000
[e] Manufactured Housing Contract Trust Pass Through Certificates, 2001-1, IIM2, FRN,
1.937%, 4/20/32	United States	8,091,191	7,585,942
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	291,747	295,749
2003-6, 2A1, 5.00%, 8/25/18	United States	811,984	823,924
2003-9, 1A1, 5.50%, 12/25/18	United States	326,007	328,176
2004-4, 5A1, 5.50%, 4/25/19	United States	964,044	985,421
[e] 2004-11, 2A1, FRN, 5.532%, 11/25/19	United States	1,192,432	1,223,325
[e,n] MASTR ARM Trust, 2007-3, 12A2, FRN, 0.688%, 5/25/47	United States	269,620	267,842
[e] Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN, 1.108%, 10/25/28	United States	1,050,156	1,007,671
[e] Merrill Lynch Mortgage Investors Trust,
2003-G, A2, FRN, 1.638%, 1/25/29	United States	1,014,400	970,839
2005-A10, A, FRN, 0.698%, 2/25/36	United States	3,827,813	3,504,637
[e] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.525%, 11/12/37	United States	2,761,131	2,703,901
[e,n] ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	United States	890,879	890,234
[e] New York Mortgage Trust, 2005-3, M1, FRN, 0.938%, 2/25/36	United States	519,425	461,598
[c,e] Newcastle CDO V Ltd., 2004-5A, 1, 144A, FRN, 0.98%, 12/24/39	United States	10,800	10,794
[c,e] NZCG Funding Ltd., 2015-2A, A1, 144A, FRN, 2.284%, 4/27/27	United States	8,101,875	8,105,683
[c] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	1,700,000	1,873,481
[c,e] Octagon Investment Partners XXIII Ltd., 15-1A,
A1, 144A, FRN, 2.10%, 7/15/27	United States	4,160,328	4,130,374
A2, 144A, FRN, 2.10%, 7/15/27	United States	3,949,678	3,930,957
[e] Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN, 1.418%, 3/25/36	United States	1,543,410	1,527,440
[e] Park Place Securities Inc. Asset-Backed Pass-Through Certificates, 2004-WHQ2, M2,
FRN, 1.433%, 2/25/35	United States	1,473,641	1,472,203
[e] Park Place Securities Inc., Asset-Backed Pass-Through Certificates, 2004-MCW1, M1,
FRN, 1.425%, 10/25/34	United States	531	533
[c,e] Progress Residential Trust,
2014-SFR, B, 144A, FRN, 2.382%, 10/17/31	United States	1,960,000	1,961,790
2014-SFR1, A, 144A, FRN, 1.582%, 10/17/31	United States	2,286,966	2,286,636
2015-SFR1, A, 144A, FRN, 1.882%, 2/17/32	United States	10,676,131	10,704,555
[e] RAAC, 2004-SP1, AII, FRN, 1.188%, 3/25/34	United States	752,058	717,076
[e] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	United States	354,098	369,038
[c,e] Resource Capital Corp. Ltd.,
2014-CRE2, A, 144A, FRN, 1.531%, 4/15/32	United States	1,700,769	1,685,733
2015-CRE4, A, 144A, FRN, 1.881%, 8/15/32	United States	1,894,267	1,902,952
[c,e] Silver Bay Realty Trust, 2014-1,
A, 144A, FRN, 1.482%, 9/17/31	United States	1,179,775	1,166,208
B, 144A, FRN, 1.932%, 9/17/31	United States	540,000	531,751
[e] Structured ARM Loan Trust, 2004-12, 3A1, FRN, 2.972%, 9/25/34	United States	3,860,747	3,818,920
[e] Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN, 1.528%, 12/25/34	United States	1,431,057	1,427,028
[e] Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN, 1.183%, 2/19/35	United States	2,187,111	2,049,454
[e] Structured Asset Mortgage Investments Trust,
2003-AR1, A1, FRN, 1.223%, 10/19/33	United States	434,154	406,748
2003-AR2, A1, FRN, 1.223%, 12/19/33	United States	955,446	921,124
[c,e] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.782%, 1/17/32	United States	6,241,619	6,232,413
[e] Thornburg Mortgage Securities Trust,
2003-4, A1, FRN, 1.128%, 9/25/43	United States	2,678,597	2,592,622
2004-3, A, FRN, 1.228%, 9/25/44	United States	1,387,010	1,278,738
2005-1, A3, FRN, 2.507%, 4/25/45	United States	421,327	422,985

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
[c] Towd Point Mortgage Trust, 2016-1, A1, 144A, 3.50%, 2/25/55	United States	13,101,167	13,567,684
[c,e] Trade MAPS Ltd., 2013-1A, A, 144A, FRN, 1.174%, 12/10/18	Ireland	8,500,000	8,469,698
[c,e] Treman Park CLO Ltd., 2015-1A, A, 144A, FRN, 2.196%, 4/20/27	Cayman Islands	3,300,000	3,308,448
[c,e] Tricon American Homes Trust, 2015-SFR1, A, 144A, FRN, 1.732%, 5/17/32	United States	7,833,254	7,760,533
Vanderbilt Acquisition Loan Trust, 2002-1, M1, 7.33%, 5/07/32	United States	253,241	269,720
[c,e] Voya CLO Ltd.,
2014-4A, A1, 144A, FRN, 2.173%, 10/14/26	Cayman Islands	6,450,000	6,449,033
2015-1A, A1, 144A, FRN, 2.159%, 4/18/27	United States	5,280,000	5,276,515
[e] WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, FRN, 0.778%, 7/25/45	United States	1,546,940	1,466,511
2005-AR19, A1A1, FRN, 0.758%, 12/25/45	United States	4,125,199	3,816,676
[c,e] West CLO Ltd., 2014-1A,
A2, 144A, FRN, 2.779%, 7/18/26	United States	1,360,000	1,336,173
B, 144A, FRN, 3.529%, 7/18/26	United States	3,590,000	3,548,320
			632,942,556
Real Estate 0.2%
[c,e] American Homes 4 Rent, 2014-SFR1,
A, 144A, FRN, 1.482%, 6/17/31	United States	3,071,359	3,061,070
C, 144A, FRN, 2.232%, 6/17/31	United States	492,000	483,063
[e] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.138%, 3/25/35	United States	1,638,987	1,627,722
			5,171,855
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $725,922,223)			724,635,465
Mortgage-Backed Securities 1.8%
[e] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.2%
FHLMC, 2.717% - 3.051%, 10/01/36 - 6/01/37	United States	3,673,948	3,888,189
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	174,519	185,495
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	60,411	67,268
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	215,090	236,826
			489,589
[e] Federal National Mortgage Association (FNMA) Adjustable Rate 1.4%
FNMA, 1.544% - 2.815%, 3/01/17 - 10/01/44	United States	24,241,716	25,402,037
FNMA, 2.823% - 6.141%, 3/01/17 - 8/01/40	United States	9,923,912	10,407,728
			35,809,765
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA 15 Year, 3.50%, 10/01/25	United States	1,617,976	1,715,554
FNMA 15 Year, 4.00%, 12/01/25	United States	2,505,684	2,673,079
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	1,852,042	1,974,013
FNMA 30 Year, 5.00%, 3/01/38	United States	50,814	56,221
			6,418,867
[e] Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.75% - 1.875%, 4/20/26 – 9/20/26	United States	29,709	30,730
Total Mortgage-Backed Securities (Cost $46,381,016)			46,637,140
Municipal Bonds 0.3%
Industry Public Facilities Authority Tax Allocation Revenue, Transportation District,
Industrial Redevelopment Project No. 2, Refunding, Series B, AGMC Insured, 3.389%,
1/01/20	United States	5,900,000	6,328,281
Riverside County RDA Tax Allocation, Housing, Series A-T, 6.25%, 10/01/16	United States	1,140,000	1,145,905
[e] University of California Revenue, Series Y-2, Monthly FRN, 0.967%, 7/01/41	United States	390,000	390,055
Total Municipal Bonds (Cost $7,429,263)			7,864,241
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,i] NewPage Corp., Litigation Trust	United States	500,000	—

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
	Counterparty	Notional Amount*
Options Purchased (Cost $54,810) 0.0%†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $102, Expires
9/21/16	CITI	8,700,000	57,690
Total Investments before Short Term Investments (Cost $2,496,008,639)			2,499,286,472
	Country	Principal Amount*

Short Term Investments 2.1%
Corporate Bonds (Cost $2,923,646) 0.2%
AT&T Inc., senior note, 2.40%, 3/15/17	United States	2,900,000	2,924,638
Total Investments before Money Market Funds (Cost $2,498,932,285)			2,502,211,110
		Shares
Money Market Funds (Cost $48,302,352) 1.9%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	48,302,352	48,302,352
Total Investments (Cost $2,547,234,637) 100.3%			2,550,513,462
Other Assets, less Liabilities (0.3)%			(6,536,790)
Net Assets 100.0%			$2,543,976,672

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 8 regarding investments in affiliated management investment companies.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $534,618,473, representing 21.0% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2016, the aggregate value of these securities was $32,936,228, representing 1.3% of net assets.
e The coupon rate shown represents the rate at period end.
f Defaulted security or security for which income has been deemed uncollectible.
g A portion or all of the security purchased on a delayed delivery basis.
h At July 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
i Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2016, the aggregate value of this security was less than 0.1% of net assets.
j Principal amount is stated in 100 Mexican Peso Units.
k Redemption price at maturity is adjusted for inflation.
l Principal amount is stated in 1,000 Brazilian Real Units.
m Principal amount of security is adjusted for inflation.
n The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Canadian 10 Yr. Bond	Long	49	5,577,676	9/21/16	$157,630	$-
CME Ultra Long Term U.S. Treasury Bond	Short	15	2,857,969	9/21/16	-	(253,150)
U.S. Treasury 2 Yr. Note	Long	703	153,957,000	9/30/16	529,803	-
U.S. Treasury 5 Yr. Note	Short	1,940	236,710,312	9/30/16	-	(2,192,552)
U.S.Treasury 10 Yr. Note	Short	111	14,768,203	9/21/16	-	(198,302)
U.S. Treasury 30 Yr. Bond	Short	3	523,313	9/21/16	-	(35,164)
Total Financial Futures Contracts					$687,433	$(2,679,168)
Net unrealized appreciation (depreciation)						$(1,991,735)

At July 31, 2016, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Euro	DBAB	Buy	3,300,000	$3,618,450	8/05/16	$70,485	$-
Euro	DBAB	Sell	3,300,000	4,453,350	8/05/16	764,415	-
Australian Dollar	DBAB	Sell	3,360,000	2,448,491	8/18/16	-	(101,603)
Euro	BZWS	Sell	140,843	154,072	8/18/16	-	(3,452)
Euro	CITI	Sell	352,000	384,996	8/18/16	-	(8,693)
Euro	DBAB	Sell	46,977,626	52,493,240	8/18/16	516,016	(564,138)
Euro	GSCO	Sell	420,000	477,939	8/18/16	8,197	-
Euro	JPHQ	Sell	989,988	1,124,989	8/18/16	19,378	(1,625)
Hungarian Forint	DBAB	Sell	900,000,000	3,275,824	8/18/16	42,930	-
Indian Rupee	DBAB	Buy	135,900,000	1,982,495	8/18/16	50,060	-
Japanese Yen	CITI	Sell	47,882,500	408,387	8/18/16	-	(60,985)
Japanese Yen	DBAB	Buy	3,470,237,420	30,103,006	8/18/16	3,914,283	-
Japanese Yen	DBAB	Sell	3,470,237,420	29,772,571	8/18/16	-	(4,244,717)
Japanese Yen	HSBC	Buy	229,580	2,197	8/18/16	54	-
Japanese Yen	HSBC	Sell	99,540,000	892,735	8/18/16	-	(83,014)
Japanese Yen	JPHQ	Buy	471,733,000	4,502,789	8/18/16	121,413	-
Japanese Yen	JPHQ	Sell	471,733,000	4,150,824	8/18/16	-	(473,378)
Japanese Yen	MSCO	Sell	211,800,000	1,899,926	8/18/16	-	(176,261)
New Zealand Dollar	DBAB	Buy	25,430,101	17,590,965	8/18/16	734,041	-
New Zealand Dollar	DBAB	Sell	25,430,101	16,674,517	8/18/16	-	(1,650,489)
South Korean Won	DBAB	Buy	3,913,800,000	3,269,538	8/18/16	248,258	-
South Korean Won	DBAB	Sell	3,913,800,000	3,160,879	8/18/16	-	(356,917)
Japanese Yen	JPHQ	Sell	566,101,041	5,149,880	9/02/16	-	(402,552)
Australian Dollar	DBAB	Sell	11,750,000	8,298,925	10/20/16	-	(601,181)
Brazilian Real	DBAB	Buy	7,500,000	1,776,409	10/20/16	476,621	-
Canadian Dollar	DBAB	Sell	1,350,000	1,064,845	10/20/16	29,464	-

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited) (continued)

Euro	BZWS	Sell	54,017	61,258	10/20/16	675	-
Euro	CITI	Sell	39,262	44,480	10/20/16	445	-
Euro	DBAB	Sell	2,847,873	3,262,306	10/20/16	68,252	-
Euro	HSBC	Sell	6,000	6,804	10/20/16	74	-
Euro	JPHQ	Sell	2,329,904	2,666,583	10/20/16	53,461	-
Hungarian Forint	JPHQ	Sell	430,000,000	1,464,328	10/20/16	-	(80,969)
Indian Rupee	DBAB	Buy	78,000,000	1,138,852	10/20/16	16,268	-
Indonesian Rupiah	JPHQ	Buy	41,430,000,000	2,784,274	10/20/16	340,780	-
Japanese Yen	DBAB	Sell	305,837,300	2,770,290	10/20/16	-	(235,262)
Mexican Peso	DBAB	Sell	30,000,000	1,705,854	10/20/16	120,678	-
Philippine Peso	JPHQ	Buy	94,860,000	2,000,000	10/20/16	4,395	-
Polish Zloty	DBAB	Buy	4,070,734	1,020,055	10/20/16	22,384	-
Polish Zloty	DBAB	Sell	4,070,734	1,041,908	10/20/16	-	(531)
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	-	(427,426)
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	458,664	-
Australian Dollar	DBAB	Sell	3,410,144	2,502,705	12/15/16	-	(76,169)
Euro	DBAB	Sell	18,899,102	21,234,818	12/15/16	55,883	(72,493)
Euro	JPHQ	Sell	2,600,000	2,934,100	12/15/16	10,484	-
Euro	MSCO	Sell	977,590	1,111,080	12/15/16	11,812	-
Japanese Yen	DBAB	Sell	1,072,725,000	10,197,684	12/15/16	-	(370,688)
Japanese Yen	JPHQ	Sell	772,754,944	7,525,018	12/15/16	-	(88,081)
Malaysian Ringgit	DBAB	Buy	227,680	55,397	12/15/16	864	-
Malaysian Ringgit	HSBC	Buy	48,000	11,650	12/15/16	211	-
South Korean Won	JPHQ	Sell	4,500,000,000	3,842,705	12/15/16	-	(200,812)
Total Forward Exchange Contracts						$8,160,945	$(10,281,436)
Net unrealized appreciation (depreciation)							$(2,120,491)

a May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

At July 31, 2016, the Fund had the follow ing credit default sw ap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment	Counterpartya /	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d]
Traded Index
CDX.NA.IG.26	1.00%	ICE	31,500,000		6/20/21	$355,064	$99,556	$-	$454,620	Investment
										Grade
ITRX.EUR.25	1.00%	ICE	11,100,000	EUR	6/20/21		86,544	-	206,547	Investment
						120,003				Grade
ITRX.EUR.SNRFIN.S25	1.00%	ICE	16,350,000	EUR	6/20/21	78,075	13,331	-	91,406	Investment
										Grade
Total Centrally Cleared Swap Contracts						553,142	199,431	-	752,573

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

OTC Sw ap Contracts
Contracts to Buy Protection
Single Name
AES Corp.	5.00%	JPHQ $	1,150,000		6/20/21	$(117,376)	$-	$(41,443)	$(158,819)
The AES Corp.	5.00%	JPHQ	6,250,000		6/21/21	(687,042)	-	(176,101)	(863,143)
Avon Products Inc.	5.00%	GSCO	10,000,000		3/20/20	1,095,436	-	(812,982)	282,454
Bank of America Corp.	1.00%	FBCO	2,000,000		9/20/17	1,092	-	(17,804)	(16,712)
Beazer Homes USA Inc.	5.00%	CITI	1,500,000		6/20/19	(52,979)	18,451	-	(34,528)
Beazer Homes USA Inc.	5.00%	GSCO	3,000,000		6/20/19	(102,062)	33,005	-	(69,057)
Canadian Natural Resources Ltd.	5.00%	JPHQ	5,500,000		3/20/18	(123,067)	-	(245,938)	(369,005)
Constellation Brands Inc.	5.00%	DBAB	6,600,000		6/20/17	(212,227)	-	(110,991)	(323,218)
CSC Holdings LLC	5.00%	GSCO	3,500,000		9/20/18	(154,138)	-	(133,214)	(287,352)
CSC Holdings LLC	5.00%	GSCO	3,000,000		3/20/19	(94,207)	-	(173,327)	(267,534)
DPL Inc.	5.00%	JPHQ	471,000		12/20/16	(6,972)	-	(4,133)	(11,105)
Hartford Financial Services Group Inc.	1.00%	CITI	7,300,000		12/21/20	(82,836)	-	(68,064)	(150,900)
Hospitality Properties Trust	5.00%	BOFA	3,000,000		3/20/17	(73,637)	-	(34,955)	(108,592)
International Lease Finance Corp.	5.00%	GSCO	8,000,000		3/20/17	(188,214)	-	(84,925)	(273,139)
Kinder Morgan Energy Partners LP	5.00%	CITI	5,400,000		3/20/18	(329,771)	-	(51,417)	(381,188)
Lanxess AG	1.00%	CITI	5,780,000	EUR	12/20/20	45,350	-	(181,708)	(136,358)
Lennar Corp.	5.00%	CITI	1,800,000		9/20/19	(127,428)	-	(105,833)	(233,261)
Lennar Corp.	5.00%	CITI	2,700,000		12/20/19	(231,092)	-	(136,180)	(367,272)
Lennar Corp.	5.00%	GSCO	3,200,000		12/20/20	(284,509)	-	(214,240)	(498,749)
The New York Times Co.	5.00%	GSCO	2,000,000		12/20/16	(13,446)	-	(37,599)	(51,045)
Olin Corp.	1.00%	CITI	1,430,000		6/20/21	109,237	3,260	-	112,497
Olin Corp.	1.00%	GSCO	3,400,000		6/21/21	267,897	-	(420)	267,477
Ow ens-Illinois Inc.	5.00%	CITI	7,400,000		6/20/18	(542,070)	-	(170,663)	(712,733)
Pactiv LLC	5.00%	BZWS	2,100,000		6/20/17	(44,362)	-	(51,906)	(96,268)
PHH Corp.	5.00%	GSCO	1,800,000		9/20/19	14,563	-	(52,061)	(37,498)
Rite Aid Corp.	5.00%	JPHQ	6,300,000		12/20/20	(996,084)	49,947	-	(946,137)
Tenet Healthcare Corp.	5.00%	BZWS	4,000,000		12/20/16	(47,052)	-	(45,685)	(92,737)
Tenet Healthcare Corp.	5.00%	DBAB	3,000,000		3/20/19	(207,179)	-	(5,341)	(212,520)
Tenet Healthcare Corp.	5.00%	GSCO	9,100,000		3/20/19	(685,671)	41,027	-	(644,644)
Toys R Us Inc.	5.00%	CITI	2,000,000		12/20/18	321,505	-	(185,223)	136,282
Toys R Us Inc.	5.00%	DBAB	2,250,000		12/20/18	396,315	-	(242,998)	153,317
Toys R Us Inc.	5.00%	GSCO	4,000,000		12/20/18	968,457	-	(695,892)	272,565
XPO CNW Inc.	5.00%	JPHQ	3,275,000		3/20/18	(129,398)	31,884	-	(97,514)
Yum! Brands Inc.	5.00%	CITI	1,500,000		3/20/18	(94,046)	-	(15,721)	(109,767)
Yum! Brands Inc.	5.00%	FBCO	4,000,000		3/20/18	(238,406)	-	(54,306)	(292,712)
Contracts to Sell Protection[d]
Single Name
Bank of America Corp.	1.00%	FBCO	2,000,000		9/20/17	(1,093)	17,805	-	16,712	BBB+
Beazer Homes USA Inc.	5.00%	CITI	1,800,000		9/20/19	23,004	3,479	-	26,483	CCC+
Beazer Homes USA Inc.	5.00%	CITI	2,700,000		12/20/19	52,146	-	(30,411)	21,735	CCC+
Beazer Homes USA Inc.	5.00%	GSCO	3,200,000		12/20/20	(327,179)	281,401	-	(45,778)	CCC+
Calpine Corp.	5.00%	JPHQ	1,150,000		6/20/21	52,278	44,446	-	96,724	B
Calpine Corp.	5.00%	JPHQ	6,250,000		6/21/21	371,659	154,014	-	525,673	B
Electricite de France SA	1.00%	BZWS	5,300,000	EUR	9/20/20	112,973	-	(33,104)	79,869	A
Engie SA	1.00%	BZWS	4,300,000	EUR	9/20/20	113,198	18,536	-	131,734	A-
Enterprise Products Operating LLC	1.00%	MSCO	3,500,000		12/20/19	(17,156)	-	(12,800)	(29,956)	BBB+
Government of China	1.00%	GSCO	5,000,000		9/20/20	9,742	5,579	-	15,321	AA-
Government of Mexico	1.00%	CITI	2,500,000		6/20/20	(23,259)	6,418	-	(16,841)	BBB+
iHeartCommunications Inc.	5.00%	BZWS	2,400,000		6/20/18	(321,018)	-	(573,008)	(894,026)	CC
MetLife Inc.	1.00%	CITI	7,300,000		12/21/20	(191,741)	166,690	-	(25,051)	A-
Orange SA	1.00%	CITI	5,300,000	EUR	9/20/20	91,435	45,084	-	136,519	BBB+
Solvay SA	1.00%	CITI	5,780,000	EUR	12/20/20	(136,792)	223,027	-	86,235	BBB-
Tenet Healthcare Corp.	5.00%	BZWS	4,000,000		12/20/18	128,126	158,354	-	286,480	CCC+
Traded Index
MCDX.NA.26	1.00%	CITI	6,500,000		6/20/21	17,146	19,576	-	36,722	Investment
										Grade
Total OTC Swap Contracts						(2,691,950)	1,321,983	(4,800,393)	(6,170,360)
Total Credit Default Swap Contracts						$(2,138,808)	$1,521,414	$(4,800,393)	$(5,417,787)
Net unrealized appreciation (depreciation)								$(3,278,979)

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BOFA	$150,000
BZWS	880,000
CITI	1,440,000
DBAB	(420,000)
GSCO	1,510,000
JPHQ	1,670,000
Total collateral	$5,230,000

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps, and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

At July 31, 2016, the Fund had the follow ing cross-currency sw ap contracts outstanding. See Note 3.

Cross -Currency Swap Contracts
		Notional		Expiration	Unrealized	Unrealized
Description	Counterparty	Amount		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month BBA USD LIBOR + 2.18%		3,922,448	USD	10/13/17	$206,030	$-
	CITI
Pay Fixed Annual 2.125%		3,500,000	CHF
Receive Floating Quarterly 3-month BBA USD LIBOR + 3.29%	JPHQ	1,562,500	USD	10/13/17	-	(36,053)
Pay Fixed Annual 2.125%		1,500,000	CHF
Receive Fixed Semi-Annual 2.393%		7,916,500	USD	4/09/20	21,669	-
	JPHQ
Pay Fixed Annual 0.50%		7,100,000	EUR
Totals Cross-Currency Sw ap Contracts					$227,699	$(36,053)
Net unrealized appreciation (depreciation)					$191,646

At July 31, 2016, the Fund had the follow ing interest rate sw ap contracts outstanding. See Note 3.

				Unamortized
Interest Rate Swap Contracts				Upfront
		Notional	Expiration	Payments/	Unrealized	Unrealized
Description	Exchange	Amount	Date	(Receipts)	Appreciation	Depreciation	Value
Centrally Cleared Swap Contracts
Receive Floating 3-month BBA USD LIBOR + 0.661%
Pay Fixed 2.25%	LCH	$38,310,000	9/21/23	$(2,111,233)	$ -	$(618,928)	$(2,730,161)
Net unrealized appreciation (depreciation)						$(618,928)

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

ABBREVIATIONS

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
USD	-	United States Dollar

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
ARM	-	Adjustable Rate Mortgage
CD	-	Certificate of Deposit
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
MFM	-	Multi-Family Mortgage
RDA	-	Redevelopment Agency/Authority
REIT	-	Real Estate Investment Trust
SFR	-	Single Family Revenue

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks 8.4%
Energy 5.3%
Anadarko Petroleum Corp.	United States	23,700	$1,292,361
Canadian Natural Resources Ltd.	Canada	33,700	1,018,751
Chevron Corp.	United States	13,700	1,403,976
Exxon Mobil Corp.	United States	15,277	1,358,889
Halliburton Co.	United States	33,300	1,453,878
Noble Energy Inc.	United States	27,400	978,728
Occidental Petroleum Corp.	United States	18,200	1,360,086
Pioneer Natural Resources Co.	United States	4,700	764,079
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800	1,025,442
Schlumberger Ltd.	United States	20,850	1,678,842
[a]Weatherford International PLC	United States	119,400	678,192
			13,013,224
Materials 3.1%
Agrium Inc.	Canada	8,800	798,688
BHP Billiton PLC, ADR	Australia	32,700	835,812
The Dow Chemical Co.	United States	26,600	1,427,622
Freeport-McMoRan Inc., B	United States	53,046	687,476
Goldcorp Inc.	Canada	101,600	1,816,608
Nucor Corp.	United States	21,000	1,126,440
Rio Tinto PLC, ADR	United Kingdom	27,700	909,114
			7,601,760
Total Common Stocks (Cost $21,881,836)			20,614,984
Management Investment Companies 9.7%
Diversified Financials 1.5%
[b]Franklin Lower Tier Floating Rate Fund	United States	272,472	2,721,996
[b]Franklin Middle Tier Floating Rate Fund	United States	103,408	1,016,496
			3,738,492

Real Estate 8.2%
SPDR Dow Jones REIT ETF	United States	193,000	20,031,470

Total Management Investment Companies (Cost $13,074,104)			23,769,962
		Principal Amount*
Corporate Bonds 6.0%
Banks 0.5%
[c]CIT Group Inc., secured note, 144A, 5.50%, 2/15/19	United States	1,200,000	1,275,000
Consumer Services 0.3%
MGM Resorts International, senior note,
8.625%, 2/01/19	United States	500,000	568,750
7.75%, 3/15/22	United States	200,000	231,082
			799,832
Energy 1.4%
[c]Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	425,000	369,219
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	300,000	275,250
8.00%, 4/01/23	United States	600,000	579,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,000,000	1,082,500
[c,d]Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	1,000,000	167,500
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	1,000,000	1,037,500
			3,510,969
Health Care Equipment & Services 0.5%
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	United States	1,200,000	1,323,000
Materials 1.1%
ArcelorMittal, senior note, 7.25%, 2/25/22	France	1,200,000	1,317,444
[c]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	400,000	450,678

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	200,000	204,375
8.75%, 12/15/20	Canada	600,000	625,530
			2,598,027
Media 0.6%
[c]Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	300,000	311,250
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,000,000	1,065,000
			1,376,250
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
[c]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	1,000,000	935,000
Technology Hardware & Equipment 0.4%
[c]Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured bond, first lien,
144A,
5.45%, 6/15/23	United States	100,000	106,079
6.02%, 6/15/26	United States	100,000	107,483
[c]Western Digital Corp.,
senior note, 144A, 10.50%, 4/01/24	United States	400,000	452,000
senior secured note, 144A, 7.375%, 4/01/23	United States	200,000	218,250
			883,812
Telecommunication Services 0.8%
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	732,500
[c]Sprint Communications Inc., senior note, 144A, 7.00%, 3/01/20	United States	1,200,000	1,279,500
			2,012,000
Total Corporate Bonds (Cost $15,368,229)			14,713,890
[e]Senior Floating Rate Interests 2.4%
Automobiles & Components 0.1%
[f]TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	148,190	148,838
Capital Goods 0.1%
[f]Leidos (Abacus Innovations Corp.), B Term Loan, 5.25%, 8/31/23	United States	22,749	22,805
Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	250,000	250,521
			273,326
Commercial & Professional Services 0.0%†
Kar Auction Services Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23	United States	91,948	92,796
Consumer Durables & Apparel 0.0%†
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	99,701	100,490
Consumer Services 0.0%†
Travelport Finance Luxembourg S.A.R.L., Term Loan B, 5.00%, 9/02/21	Luxembourg	31,613	31,742
Diversified Financials 0.1%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	86,685	85,692
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	54,970	55,141
			140,833
Energy 0.2%
[g]Bowie Resource Holdings LLC, First Lien Initial Term Loan, 8.75%, 8/16/20	United States	214,038	182,467
[f]Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	364,913	314,737
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	10,154	10,180
			507,384
Health Care Equipment & Services 0.1%
[f]Carestream Health Inc., Term Loan, 6.50%, 6/07/19	United States	41,957	41,083
Community Health Systems Inc., 2018 Term F Loans, 3.924%, 12/31/18	United States	186,558	185,171
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%, 12/18/20	United States	25,120	17,835
			244,089
Materials 0.4%
[f]The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	268,636	261,752
[f]Cyanco Intermediate Corp., Initial Term Loan, 7.00%, 5/01/20	United States	13,483	13,331
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	476,340	467,520

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)

OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	232,387			232,678
					975,281
Media 0.5%
Charter Communications Operating LLC (CCO Safari), Term A Loan, 2.50%, 5/18/21	United States	138,250			137,201
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	184,050			185,729
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	940,871			940,871
[f]UPC Financing Partnership, Term Loan AN, 5.50%, 8/22/24	Netherlands	30,895			30,895
					1,294,696
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	245,135			243,012
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term Loan, 3.439%, 2/27/21	United States	227,344			228,517
Valeant Pharmaceuticals International Inc.,
[f]Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	75,737			75,026
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	155,169			153,035
					699,590
Retailing 0.1%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	248,027			241,749
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	49,748			49,895
					291,644
Semiconductors & Semiconductor Equipment 0.3%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%, 2/01/23	United States	206,678			207,411
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	95,550			95,669
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 4/29/23	United States	62,535			63,043
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	240,998			244,011
					610,134
Software & Services 0.0%†
Match Group Inc., Term B-1 Loans, 5.50%, 11/16/22	United States	40,460			40,915
Technology Hardware & Equipment 0.1%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	32,598			32,577
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	121,378			121,497
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	84,371			85,362
[f]Zebra Technologies Corp., Refinancing Term Loan, 4.00%, 10/27/21	United States	57,977			58,362
					297,798
Telecommunication Services 0.0%†
[f]Global Tel*Link Corp., Term Loan, 6.25%, 5/23/20	United States	8,000			7,487
Windstream Corp., Tranche B-5 Term Loan, 3.50%, 8/08/19	United States	31,773			31,720
					39,207
Transportation 0.0%†
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	86,139			83,017
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	6,575			5,955
					88,972
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	16,978			17,042
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	120,000			119,837
					136,879
Total Senior Floating Rate Interests (Cost $5,997,334)					6,014,614
Foreign Government and Agency Securities 11.1%
Government of Hungary,
[h]senior bond, Reg S, 3.875%, 2/24/20	Hungary	180,000		EUR	225,504
senior note, 6.375%, 3/29/21	Hungary	620,000			711,156
[h]senior note, Reg S, 4.375%, 7/04/17	Hungary	150,000		EUR	175,092
[h]senior note, Reg S, 5.75%, 6/11/18	Hungary	435,000		EUR	537,142
Government of Indonesia, senior bond, FR53, 8.25%, 7/15/21	Indonesia	42,000,000,000		IDR	3,413,290
Government of Malaysia, senior bond, 3.814%, 2/15/17	Malaysia	6,100,000		MYR	1,525,598
Government of Mexico,
M, 4.75%, 6/14/18	Mexico	1,124,000	[i]	MXN	5,945,646
senior note, M, 5.00%, 6/15/17	Mexico	750,000	[i]	MXN	4,003,719
[e]Government of Poland, FRN, 1.79%,
1/25/17	Poland	4,515,000		PLN	1,160,243

Franklin Investors Securities Trust

Statement of Investments, July 31, 2016 (unaudited) (continued)
1/25/21	Poland	9,388,000		PLN	2,375,090
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	17,200	[j]	BRL	4,979,634
[k]Index Linked, 6.00%, 8/15/16	Brazil	1,343	[j]	BRL	1,205,482
[k]Index Linked, 6.00%, 8/15/18	Brazil	1,270	[j]	BRL	1,131,649
Total Foreign Government and Agency Securities (Cost $28,648,142)					27,389,245
U.S. Government and Agency Securities 54.0%
[l]U.S. Treasury Note, Index Linked,
2.375%, 1/15/17	United States	3,573,329			3,611,831
0.125%, 4/15/17	United States	39,129,748			39,148,100
2.625%, 7/15/17	United States	15,066,648			15,542,589
1.625%, 1/15/18	United States	33,250,835			34,275,625
2.125%, 1/15/19	United States	38,038,964			40,536,755
Total U.S. Government and Agency Securities (Cost $132,940,137)					133,114,900
Total Investments before Short Term Investments (Cost $217,909,782)					225,617,595
Short Term Investments (Cost $16,701,814) 6.7%
Repurchase Agreements 6.7%
[m]Joint Repurchase Agreement, 0.326%, 8/01/16 (Maturity Value $16,702,267)
BNP Paribas Securities Corp. (Maturity Value $6,148,773)
Deutsche Bank Securities Inc. (Maturity Value $2,867,612)
HSBC Securities (USA) Inc. (Maturity Value $6,917,244)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $768,638)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.125%, 8/25/16 -
2/01/20; U.S. Government Agency Securities, Strips, 6/01/17; [n]U.S. Treasury Bill,
2/02/17; U.S. Treasury Bond, 9.00%, 11/15/18; U.S. Treasury Note, 0.00% -
4.625%, 7/31/16 - 3/31/21; and U.S. Treasury Note, Index Linked, 1.125% -
1.875%, 7/15/19 - 1/15/21 (valued at $17,051,533)	United States	16,701,814			16,701,814
Total Investments (Cost $234,611,596) 98.3%					242,319,409

Other Assets, less Liabilities 1.7%					4,090,327
Net Assets 100.0%					$246,409,736

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $5,671,959, representing 2.3% of net assets.
dDefaulted security or security for which income has been deemed uncollectible.
eThe coupon rate shown represents the rate at period end.
fA portion or all of the security purchased on a when-issued or delayed delivery basis.
gAt July 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2016, the aggregate value of these securities was $937,738, representing 0.4% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jPrincipal amount is stated in 1,000 Brazilian Real Units.
kRedemption price at maturity is adjusted for inflation.
lPrincipal amount of security is adjusted for inflation.
mInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2016, all repurchase agreements had been entered into on July 29, 2016.
nThe security was issued on a discount basis with no stated coupon rate.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	328,810,000	$447,117	8/18/16	$53,502	$-
Euro	DBAB	Sell	3,072,361	3,362,853	8/18/16	-	(73,379)
Euro	DBAB	Sell	1,150,100	1,304,386	10/20/16	14,482	-
Chilean Peso	JPHQ	Buy	1,159,473,700	1,715,452	10/20/16	39,647	-
Indian Rupee	JPHQ	Buy	188,000,000	2,685,714	10/20/16	98,422	-
Total Forward Exchange Contracts						$206,053	$(73,379)
Net unrealized appreciation (depreciation)						$132,674

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty
DBAB - Deutsche Bank AG
JPHQ - JP Morgan Chase & Co.

Currency

BRL	-	Brazilian Real
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty

Selected Portfolio

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust
SPDR	-	S&P Depositary Receipt

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited)

Franklin Total Return Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.1%
Consumer Services 0.1%
[a,b,c]Turtle Bay Resort	United States	1,550,568		$7,268,285
Materials 0.0%†
[a]Verso Corp., A	United States	6,954		81,014
[a]Verso Corp., wts., 7/15/23	United States	732		—
				81,014
Total Common Stocks and Other Equity Interests (Cost $2,175,764)				7,349,299
[d]Management Investment Companies 1.6%
Diversified Financials 1.6%
Franklin Liberty Short Duration U.S. Government ETF	United States	500,000		48,790,000
Franklin Lower Tier Floating Rate Fund	United States	997,589		9,965,915
Franklin Middle Tier Floating Rate Fund	United States	1,889,310		18,571,919
Total Management Investment Companies (Cost $77,434,310)				77,327,834
Preferred Stocks 0.4%
Banks 0.3%
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		16,659,200
Diversified Financials 0.1%
[r]Citigroup Capital XIII, 6.871%, pfd.	United States	93,000		2,435,670
Total Preferred Stocks (Cost $18,325,000)				19,094,870
		Principal Amount*
Corporate Bonds 38.8%
Automobiles & Components 0.6%
Delphi Corp., senior bond, 4.15%, 3/15/24	United Kingdom	5,100,000		5,491,721
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	6,000,000		6,135,000
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	18,200,000		18,646,373
				30,273,094
Banks 8.6%
Banco Comercial Portugues SA, 4.75%, 6/22/17	Portugal	5,400,000	EUR	6,281,140
Bank of America Corp.,
senior bond, 3.875%, 8/01/25	United States	6,000,000		6,448,374
senior note, 3.50%, 4/19/26	United States	20,400,000		21,346,111
[e]Bankinter SA, senior note, Reg S, 1.75%, 6/10/19	Spain	12,500,000	EUR	14,575,786
[e]Barclays Bank PLC, senior sub. note, Reg S, 6.00%, 1/14/21	United Kingdom	8,000,000	EUR	10,450,121
Barclays PLC, sub. note, 4.375%, 9/11/24	United Kingdom	500,000		503,465
CIT Group Inc., senior note, 5.00%, 8/15/22	United States	7,000,000		7,385,000
Citigroup Inc., senior note,
3.40%, 5/01/26	United States	20,000,000		20,660,800
8.125%, 7/15/39	United States	4,400,000		7,069,797
Depfa ACS Bank, secured bond,
1.65%, 12/20/16	Ireland	720,000,000	JPY	7,092,259
2.125%, 10/13/17	Ireland	12,250,000	CHF	12,976,443
HSBC Holdings PLC, senior note,
3.60%, 5/25/23	United Kingdom	12,700,000		13,141,262
4.30%, 3/08/26	United Kingdom	14,800,000		15,900,010
[f]Industrial and Commercial Bank of China Ltd., sub. note, 144A, 4.875%, 9/21/25	China	11,600,000		12,497,434
Intesa Sanpaolo SpA,
senior note, 2.375%, 1/13/17	Italy	24,500,000		24,592,732
senior note, 3.875%, 1/16/18	Italy	4,300,000		4,403,071
[f]sub. note, 144A, 5.71%, 1/15/26	Italy	17,500,000		17,353,088
JPMorgan Chase & Co.,
[g]junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	10,400,000		11,076,000
senior bond, 3.30%, 4/01/26	United States	22,000,000		22,924,154
senior bond, 3.20%, 6/15/26	United States	10,800,000		11,167,416
senior note, 2.40%, 6/07/21	United States	10,000,000		10,189,780
senior note, 3.25%, 9/23/22	United States	11,400,000		12,049,048
[f]Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%, 2/05/19	Germany	7,000,000		7,111,650
PHH Corp., senior note, 7.375%, 9/01/19	United States	5,400,000		5,508,000

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	11,500,000		11,757,934
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	3,100,000		3,305,096
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	4,000,000	EUR	4,872,652
[f]Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		10,040,350
SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		6,001,242
[h]UniCredit SpA, senior note, FRN, 1.748%, 10/31/17	Italy	9,500,000	EUR	10,731,758
[e]Unione di Banche Italiane SpA, senior note, Reg S, 2.875%, 2/18/19	Italy	12,000,000	EUR	14,225,898
Wells Fargo & Co.,
[g]junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	5,500,000		5,871,250
senior note, 2.50%, 3/04/21	United States	10,000,000		10,270,620
senior note, 3.00%, 4/22/26	United States	31,200,000		32,101,711
sub. bond, 4.65%, 11/04/44	United States	10,000,000		10,950,100
[f]Westpac Banking Corp., senior secured note, 144A, 2.25%, 11/09/20	Australia	10,800,000		11,039,220
[f]Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	9,750,000		10,389,405
				424,260,177
Capital Goods 1.1%
[f]Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		12,322,209
[i]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	10,305		8,028
General Electric Co., senior note, A, 8.50%, 4/06/18	United States	135,000,000	MXN	7,469,554
Lockheed Martin Corp., senior bond, 4.70%, 5/15/46	United States	13,900,000		16,972,873
[f]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	5,800,000		6,225,720
United Technologies Corp., senior note, 1.125%, 12/15/21	United States	10,500,000	EUR	12,262,729
				55,261,113
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 2.90%, 7/01/26	United States	4,500,000		4,629,992
Consumer Durables & Apparel 0.4%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	13,500,000		13,246,875
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	4,900,000		4,918,375
				18,165,250
Consumer Services 0.7%
[f]KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note,
144A,
5.00%, 6/01/24	United States	2,300,000		2,409,250
5.25%, 6/01/26	United States	2,300,000		2,439,426
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	18,400,000		19,760,864
Yum! Brands Inc.,
senior bond, 6.25%, 3/15/18	United States	4,000,000		4,275,000
senior note, 5.30%, 9/15/19	United States	3,000,000		3,228,750
				32,113,290
Diversified Financials 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 4.25%, 7/01/20	Netherlands	6,000,000		6,328,080
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 6/15/28	United States	6,600,000		6,905,910
American Express Centurion Bank, senior note, 5.95%, 6/12/17	United States	800,000		832,319
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000		6,207,744
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	9,700,000		9,896,163
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	2,500,000		2,195,500
Discover Financial Services, senior note, 3.85%, 11/21/22	United States	3,052,000		3,147,442
GE Capital International Funding Co., senior bond, 3.373%, 11/15/25	United States	17,000,000		18,664,572
The Goldman Sachs Group Inc., senior note, 3.75%,
5/22/25	United States	7,700,000		8,144,529
2/25/26	United States	21,300,000		22,578,958
[f]Hutchison Whampoa International 11 Ltd., senior note, 144A, 3.50%, 1/13/17	Hong Kong	9,500,000		9,601,650
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	12,000,000		12,529,104
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000		10,873,810
senior note, 3.875%, 1/27/26	United States	20,500,000		21,932,376
Navient Corp., senior note,
5.50%, 1/15/19	United States	7,000,000		7,218,750
6.625%, 7/26/21	United States	2,200,000		2,231,900
Springleaf Finance Corp.,
senior bond, 5.75%, 9/15/16	United States	14,000,000		14,039,172
senior note, 6.00%, 6/01/20	United States	1,200,000		1,168,500
senior note, 7.75%, 10/01/21	United States	1,000,000		996,250

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[f]Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%, 6/10/25	China	12,800,000		13,872,704
[f]Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 4.125%, 2/02/26	Australia	8,200,000		8,837,173
United Airlines Pass Through Trust, first lien, 2016-1, AA, 3.10%, 1/07/30	United States	6,300,000		6,559,875
				194,762,481
Energy 4.4%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000		2,533,677
[f]California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	4,000,000		2,580,800
[f]Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,
11.50%, 1/15/21	United States	2,100,000		2,399,250
Canadian Natural Resources Ltd., senior note, 5.70%, 5/15/17	Canada	5,400,000		5,556,341
CGG SA, senior note, 6.50%, 6/01/21	France	3,000,000		1,365,000
[f]Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	2,300,000		2,412,125
[f]Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,857,000		1,613,269
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000		14,164,150
CNOOC Nexen Finance 2014 ULC, senior note, 4.25%, 4/30/24	China	11,100,000		12,004,639
Enable Midstream Partners LP,
senior bond, 5.00%, 5/15/44	United States	1,200,000		1,005,204
senior note, 3.90%, 5/15/24	United States	3,600,000		3,362,353
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	6,000,000		6,495,000
Energy Transfer Partners LP, senior bond, 5.15%, 2/01/43	United States	6,000,000		5,617,050
[f,j]Energy XXI Gulf Coast Inc., senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	6,000,000		2,130,000
EnLink Midstream Partners LP, senior bond, 5.05%, 4/01/45	United States	6,200,000		5,194,527
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000		2,169,125
Enterprise Products Operating LLC, senior bond, 4.45%, 2/15/43	United States	6,000,000		6,043,374
Exxon Mobil Corp., senior note, 2.709%, 3/06/25	United States	21,500,000		22,517,401
[f]Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000		9,984,200
[j]Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	3,500,000		787,500
[f]senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	2,275,000		1,217,125
Kinder Morgan Energy Partners LP, senior note,
5.95%, 2/15/18	United States	10,600,000		11,197,639
6.85%, 2/15/20	United States	1,000,000		1,128,800
[f,j]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/16	United States	3,000,000		1,132,500
[f]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	9,500,000		9,664,112
MPLX LP, 4.00%, 2/15/25	United States	4,600,000		4,458,840
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	7,900,000		7,774,035
[f,j]Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	5,000,000		837,500
[h]Petrobras Global Finance BV, senior note, FRN, 3.536%, 3/17/20	Brazil	14,400,000		13,302,000
[f]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000		7,619,844
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000		2,032,500
[f]Sinopec Group Overseas Development 2014 Ltd., senior note, 144A, 4.375%, 4/10/24	China	9,300,000		10,267,990
[f]Sinopec Group Overseas Development 2015 Ltd., senior note, 144A, 3.25%, 4/28/25	China	16,400,000		16,869,286
Sunoco Logistics Partners Operations LP, senior note, 4.25%, 4/01/24	United States	9,300,000		9,568,677
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000		581,434
Valero Energy Corp., senior bond, 4.90%, 3/15/45	United States	6,700,000		6,353,858
Weatherford International Ltd.,
senior bond, 5.95%, 4/15/42	United States	2,400,000		1,668,000
senior note, 7.75%, 6/15/21	United States	1,600,000		1,517,501
senior note, 8.25%, 6/15/23	United States	2,000,000		1,870,000
				218,996,626
Food & Staples Retailing 0.7%
[f]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000		18,183,030
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000		17,180,394
				35,363,424
Food, Beverage & Tobacco 1.6%
Anheuser-Busch InBev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	17,000,000		18,247,035
Constellation Brands Inc., senior note,
7.25%, 5/15/17	United States	5,000,000		5,212,500
A, 7.25%, 9/01/16	United States	6,000,000		6,008,700
[f]H.J. Heinz Co., senior note, 144A, 3.50%, 7/15/22	United States	21,400,000		23,012,939
[e]Pernod Ricard SA, senior note, Reg S, 2.125%, 9/27/24	France	3,300,000	EUR	4,190,191
Reynolds American Inc., senior bond, 5.70%, 8/15/35	United States	9,300,000		11,758,334

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,000,000		13,103,592
				81,533,291
Health Care Equipment & Services 1.0%
Express Scripts Holding Co., senior bond, 3.50%, 6/15/24	United States	14,500,000		15,212,008
HCA Inc., senior bond, 5.875%, 5/01/23	United States	8,000,000		8,580,000
Medco Health Solutions Inc., senior note, 4.125%, 9/15/20	United States	3,500,000		3,793,853
[f]MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,000,000		1,070,000
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	3,000,000		3,225,684
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	15,835,000		15,518,300
				47,399,845
Household & Personal Products 0.3%
Avon Products Inc., senior note, 6.35%, 3/15/20	United States	18,500,000		16,588,395
Insurance 1.6%
Aflac Inc., senior bond, 3.625%, 6/15/23	United States	17,500,000		18,941,755
[f]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		13,439,880
MetLife Inc., senior note,
3.60%, 4/10/24	United States	9,600,000		10,206,125
3.00%, 3/01/25	United States	1,500,000		1,538,836
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	7,000,000		7,766,500
[f]Teachers Insurance & Annuity Assn. of America, sub. bond, 144A, 4.90%, 9/15/44	United States	20,400,000		23,440,396
[f]TIAA Asset Management Finance LLC, senior note, 144A, 2.95%, 11/01/19	United States	5,800,000		5,957,093
				81,290,585
Materials 1.8%
ArcelorMittal, senior note, 6.50%, 3/01/21	France	8,000,000		8,466,920
[e]Arkema SA, senior note, Reg S, 1.50%, 1/20/25	France	12,000,000	EUR	14,383,003
[f]Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	8,000,000		8,055,000
[f]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	300,000		338,009
[f]Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	4,700,000		4,891,408
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	18,400,000		20,109,176
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	9,200,000		10,097,000
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,820,847
Reynolds Group Holdings Inc., senior note, 8.125%, 6/15/17	United States	12,000,000		12,570,000
[f]Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	1,600,000		1,652,000
senior note, 144A, 7.00%, 7/15/24	United States	800,000		847,000
				87,230,363
Media 1.6%
21st Century Fox America Inc.,
senior bond, 6.90%, 8/15/39	United States	1,800,000		2,491,875
senior bond, 7.90%, 12/01/95	United States	500,000		721,490
senior note, 3.00%, 9/15/22	United States	5,100,000		5,358,830
senior note, 3.70%, 10/15/25	United States	2,300,000		2,545,960
[f]Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	6,500,000		6,743,750
[f]CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.375%, 5/01/25	United States	7,000,000		7,297,500
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,000,000		3,255,000
senior note, 8.625%, 2/15/19	United States	9,000,000		10,051,875
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	8,100,000		9,363,187
The New York Times Co., senior note, 6.625%, 12/15/16	United States	11,700,000		11,857,084
[f]Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	1,600,000		1,630,000
Time Warner Inc.,
7.70%, 5/01/32	United States	550,000		791,706
6.10%, 7/15/40	United States	8,600,000		11,130,094
[f]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
8/15/26	United Kingdom	4,300,000		4,337,625
				77,575,976
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Actavis Funding SCS, senior bond, 4.55%, 3/15/35	United States	13,400,000		14,480,254
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	8,300,000		8,671,101
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	9,200,000		11,053,625

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Gilead Sciences Inc., senior bond,
4.50%, 2/01/45	United States	6,000,000		6,753,954
4.75%, 3/01/46	United States	9,000,000		10,556,757
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		14,655,591
[f]Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%, 4/15/25	United States	6,800,000		5,661,000
Zoetis Inc., senior bond, 4.70%, 2/01/43	United States	20,000,000		21,348,560
				93,180,842
Real Estate 1.5%
American Tower Corp., senior bond,
3.50%, 1/31/23	United States	12,700,000		13,238,950
4.40%, 2/15/26	United States	9,400,000		10,435,429
ERP Operating LP, 5.75%, 6/15/17	United States	881,000		916,376
HCP Inc., senior bond, 3.875%, 8/15/24	United States	17,000,000		17,334,407
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	1,100,000		1,159,125
Realty Income Corp., senior bond, 4.125%, 10/15/26	United States	12,500,000		13,499,975
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000		16,737,103
				73,321,365
Retailing 1.0%
Dollar General Corp., senior bond, 4.15%, 11/01/25	United States	12,700,000		14,104,214
[f,j]Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	1,153,870
Tiffany & Co., senior bond, 4.90%, 10/01/44	United States	10,300,000		10,762,037
Toys R Us Inc., senior bond, 7.375%, 10/15/18	United States	28,800,000		25,776,000
				51,796,121
Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000		22,848,056
Software & Services 0.5%
Alibaba Group Holding Ltd., senior bond, 4.50%, 11/28/34	China	10,000,000		10,958,250
[f]First Data Corp., secured note, first lien, 144A, 5.00%, 1/15/24	United States	6,000,000		6,067,500
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000		10,106,031
				27,131,781
Technology Hardware & Equipment 1.0%
Cisco Systems Inc., senior note, 2.60%, 2/28/23	United States	12,000,000		12,654,420
[f]Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	12,000,000		12,352,404
Juniper Networks Inc., senior bond,
4.50%, 3/15/24	United States	4,500,000		4,810,657
4.35%, 6/15/25	United States	9,300,000		9,736,570
[f]Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	9,800,000		10,694,250
				50,248,301
Telecommunication Services 1.6%
AT&T Inc.,
senior bond, 4.50%, 5/15/35	United States	16,200,000		17,165,212
senior note, 3.95%, 1/15/25	United States	7,400,000		8,004,669
[f]Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	5,400,000		5,373,000
Intelsat Jackson Holdings SA, senior bond, 6.625%, 12/15/22	Luxembourg	669,000		456,593
Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	7,000,000		6,040,160
Sprint Corp., senior note, 7.625%, 2/15/25	United States	2,000,000		1,810,000
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	9,000,000		10,176,300
Verizon Communications Inc., senior bond,
6.40%, 9/15/33	United States	10,255,000		13,342,934
4.522%, 9/15/48	United States	10,700,000		11,451,600
[f]Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%, 4/23/21	Italy	7,000,000		6,975,920
				80,796,388
Transportation 0.3%
[f]Aviation Capital Group Corp., 144A, 7.125%, 10/15/20	United States	6,000,000		6,997,500
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	102,185		112,185
[f]DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		4,280,530
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	196,496		217,328

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	4,300,000		4,429,000
				16,036,543
Utilities 2.1%
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		1,013,646
Dominion Resources Inc., senior bond, 3.90%, 10/01/25	United States	12,200,000		13,294,365
DPL Inc., senior note, 6.50%, 10/15/16	United States	337,000		338,053
[f,g]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000		23,590,920
[f]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,272,800
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	9,000,000		9,950,751
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000		2,304,425
Sempra Energy, senior note, 3.75%, 11/15/25	United States	8,200,000		8,843,216
The Southern Co., senior bond, 3.25%, 7/01/26	United States	14,350,000		15,081,893
[f]State Grid Overseas Investment 2013 Ltd., senior note, 144A, 3.125%, 5/22/23	China	10,400,000		10,971,064
[e]Veolia Environnement SA, senior bond, Reg S, 4.625%, 3/30/27	France	7,800,000	EUR	12,310,211
				102,971,344
Total Corporate Bonds (Cost $1,865,068,611)				1,923,774,643
[h]Senior Floating Rate Interests 1.5%
Automobiles & Components 0.0%†
[k]TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	1,491,797		1,498,324
Capital Goods 0.0%†
[k]Leidos (Abacus Innovations Corp.), B Term Loan, 5.25%, 8/31/23	United States	194,626		195,112
Sensus USA Inc., Term Loan, 6.50%, 4/05/23	United States	2,070,000		2,074,312
				2,269,424
Consumer Durables & Apparel 0.0%†
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	797,508		803,822
Consumer Services 0.1%
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	2,495,938		2,493,859
Travelport Finance Luxembourg S.A.R.L., Term Loan B, 5.00%, 9/02/21	Luxembourg	275,488		276,607
[c,l]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.25%, 6/30/17	United States	738,640		729,410
				3,499,876
Diversified Financials 0.0%†
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	846,847		837,143
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	1,631,998		1,637,098
				2,474,241
Energy 0.2%
[c]Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 8.75%, 8/16/20	United States	3,305,622		2,818,043
Second Lien Initial Term Loan, 12.50%, 2/16/21	United States	592,359		488,696
[k]Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	4,647,342		4,008,332
[c]Foresight Energy LLC, Term Loans, 7.50%, 8/23/20	United States	500,000		402,500
McDermott Finance LLC, Term Loan, 8.25%, 4/16/19	United States	142,158		142,513
				7,860,084
Health Care Equipment & Services 0.1%
[k]Carestream Health Inc., Term Loan, 6.50%, 6/07/19	United States	365,622		358,005
Community Health Systems Inc., 2018 Term F Loans, 3.924%, 12/31/18	United States	3,061,012		3,038,265
				3,396,270
Materials 0.3%
[k]The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	4,114,227		4,008,800
[k]Cyanco Intermediate Corp., Initial Term Loan, 7.00%, 5/01/20	United States	134,827		133,311
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	4,666,428		4,580,025
Huntsman International LLC, 2015 Extended Term Loan B Dollar Loan, 3.496% -
3.603%, 4/19/19	United States	1,521,653		1,518,483
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	2,060,223		2,060,223
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	1,929,644		1,932,056
				14,232,898
Media 0.2%
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	1,670,961		1,686,208
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	6,983,576		6,983,576

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[k]UPC Financing Partnership, Term Loan AN, 5.50%, 8/22/24	Netherlands	287,841		287,841
				8,957,625
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	3,748,230		3,715,767
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.439%, 2/27/21	United States	2,830,898		2,845,495
Valeant Pharmaceuticals International Inc.,
[k]Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	640,488		634,484
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	1,745,646		1,721,643
				8,917,389
Retailing 0.1%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,561,664		3,471,511
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	2,638,487		2,646,284
				6,117,795
Semiconductors & Semiconductor Equipment 0.1%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%, 2/01/23	United States	1,785,311		1,791,634
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 4/29/23	United States	214,603		216,347
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	2,019,174		2,044,413
				4,052,394
Software & Services 0.1%
Match Group Inc., Term B-1 Loans, 5.50%, 11/16/22	United States	381,477		385,769
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	3,838,843		3,646,901
				4,032,670
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	1,349,417		1,350,743
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	728,146		736,702
[k]Zebra Technologies Corp., Refinancing Term Loan, 4.00%, 10/27/21	United States	454,150		457,166
				2,544,611
Telecommunication Services 0.0%†
[k]Global Tel*Link Corp., Term Loan, 6.25%, 5/23/20	United States	80,000		74,867
Windstream Corp., Tranche B-5 Term Loan, 3.50%, 8/08/19	United States	374,922		374,297
				449,164
Transportation 0.0%†
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	1,722,779		1,660,329
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	59,171		53,598
				1,713,927
Utilities 0.0%†
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23	United States	169,779		170,416
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	1,050,000		1,048,578
				1,218,994
Total Senior Floating Rate Interests (Cost $74,476,949)				74,039,508
Foreign Government and Agency Securities 4.0%
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	18,800,000		19,195,176
Government of Hungary,
5.50%, 12/22/16	Hungary	3,092,050,000	HUF	11,314,312
6.00%, 1/11/19	Hungary	1,820,000	EUR	2,310,760
A, 6.75%, 11/24/17	Hungary	1,457,960,000	HUF	5,656,079
A, 5.50%, 12/20/18	Hungary	205,390,000	HUF	810,699
[e]senior bond, Reg S, 3.875%, 2/24/20	Hungary	285,000	EUR	357,048
[e]senior note, Reg S, 4.375%, 7/04/17	Hungary	215,000	EUR	250,965
[e]senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000	EUR	858,192
[f]Government of Lithuania, 144A, 7.375%, 2/11/20	Lithuania	4,670,000		5,514,149
Government of Malaysia,
senior bond, 4.262%, 9/15/16	Malaysia	18,000,000	MYR	4,478,220
senior bond, 4.24%, 2/07/18	Malaysia	41,200,000	MYR	10,465,612
senior note, 4.012%, 9/15/17	Malaysia	76,500,000	MYR	19,293,897
Government of Mexico,
7.25%, 12/15/16	Mexico	3,414,390[m] MXN		18,387,298
7.75%, 12/14/17	Mexico	2,600,000[m] MXN		14,404,937
M, 4.75%, 6/14/18	Mexico	2,940,000[m] MXN		15,551,779

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

senior note, 8.50%, 12/13/18	Mexico	2,000,000[m] MXN			11,411,068
[f]Government of Serbia, senior note, 144A, 4.875%, 2/25/20	Serbia	6,000,000			6,239,820
[f]Government of Spain, senior bond, 144A, 2.75%, 10/31/24	Spain	5,700,000		EUR	7,353,410
Government of Sri Lanka,
A, 6.40%, 8/01/16	Sri Lanka	23,800,000		LKR	163,555
B, 6.40%, 10/01/16	Sri Lanka	18,900,000		LKR	129,309
[f]Government of Ukraine, 144A,
7.75%, 9/01/20	Ukraine	292,000			289,993
7.75%, 9/01/21	Ukraine	229,000			226,498
7.75%, 9/01/22	Ukraine	229,000			226,126
7.75%, 9/01/23	Ukraine	229,000			224,729
7.75%, 9/01/24	Ukraine	229,000			223,638
7.75%, 9/01/25	Ukraine	229,000			223,085
7.75%, 9/01/26	Ukraine	229,000			221,993
7.75%, 9/01/27	Ukraine	229,000			221,678
[a,n]VRI, GDP Linked Securities, 5/31/40	Ukraine	474,000			164,151
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	5,120,000			5,766,400
Italy Treasury Bond, 2.50%, 12/01/24	Italy	6,000,000		EUR	7,530,220
Korea Treasury Bond, senior note, 3.00%, 12/10/16	South Korea	21,100,000,000		KRW	19,086,957
[o]Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	Brazil	13,695	[p]	BRL	12,203,101
[f]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	Peru	290,479			281,313
Total Foreign Government and Agency Securities (Cost $221,757,908)					201,036,167
U.S. Government and Agency Securities 16.4%
U.S. Treasury Bond,
6.25%, 8/15/23	United States	60,000,000			80,250,000
4.75%, 2/15/37	United States	19,750,000			29,721,439
3.875%, 8/15/40	United States	52,000,000			70,207,124
4.75%, 2/15/41	United States	34,000,000			51,870,570
3.75%, 8/15/41	United States	25,000,000			33,226,075
3.125%, 2/15/43	United States	17,000,000			20,482,671
2.875%, 5/15/43	United States	82,000,000			94,288,766
2.875%, 8/15/45	United States	5,000,000			5,742,870
2.50%, 2/15/46	United States	15,000,000			16,014,855
U.S. Treasury Note,
3.625%, 2/15/21	United States	25,000,000			27,914,550
3.125%, 5/15/21	United States	90,000,000			98,827,740
2.125%, 6/30/21	United States	75,000,000			78,911,100
2.00%, 8/31/21	United States	30,000,000			31,402,140
2.00%, 11/30/22	United States	36,900,000			38,639,060
2.125%, 12/31/22	United States	60,500,000			63,813,343
2.75%, 11/15/23	United States	15,000,000			16,534,860
2.50%, 5/15/24	United States	52,000,000			56,490,096
Total U.S. Government and Agency Securities (Cost $770,608,165)					814,337,259
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 15.2%
Banks 3.4%
Banc of America Commercial Mortgage Trust,
[q]2006-4, AJ, 5.695%, 7/10/46	United States	6,132,000			5,940,471
2006-4, AM, 5.675%, 7/10/46	United States	2,157,093			2,155,128
[h]2007-3, AM, FRN, 5.723%, 6/10/49	United States	17,730,000			18,219,887
Bear Stearns Commercial Mortgage Securities Trust,
[h]2006-PW11, AJ, FRN, 5.563%, 3/11/39	United States	17,194,000			16,470,777
2006-PW13, AJ, 5.611%, 9/11/41	United States	9,453,000			9,444,245
[h]2007-PW16, AM, FRN, 7.91%, 6/11/40	United States	11,110,000			11,439,278
[h]Citibank Credit Card Issuance Trust,
2013-A7, A7, FRN, 0.904%, 9/10/20	United States	11,130,000			11,166,279
2013-A12, A12, FRN, 0.862%, 11/07/18	United States	7,050,000			7,051,647
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49	United States	10,492,000			8,750,994
[h]Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.964%, 7/10/38	United States	8,491,000			7,844,342
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 9/25/19	United States	731,749			752,899
[f,h]CSMC, 2009-15R, 3A1, 144A, FRN, 2.965%, 3/26/36	United States	3,622,606			3,596,265
[h]CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.238%, 3/25/34	United States	1,874,242			1,813,428
[h]FNMA, 2005-122, FN, FRN, 0.838%, 1/25/36	United States	569,473			567,845

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[h,q]Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.964%, 7/10/38	United States	2,476,405	2,474,167
JP Morgan Chase Commercial Mortgage Securities Trust,
[h,q]2006-CB16, B, FRN, 5.672%, 5/12/45	United States	6,745,000	2,801,972
2006-CB17, AM, 5.464%, 12/12/43	United States	13,790,000	13,282,160
[h,q]2006-LDP7, AJ, FRN, 6.102%, 4/17/45	United States	5,193,000	3,907,566
[h]LB-UBS Commercial Mortgage Trust, 2006-C4, AJ, FRN, 6.094%, 6/15/38	United States	1,138,815	1,141,614
[h]Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 1.228%, 3/25/28	United States	1,581,088	1,507,114
[h]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.688%, 5/25/33	United States	3,131,624	3,000,314
2005-WMC, M2, FRN, 1.223%, 1/25/35	United States	2,406,330	2,349,339
[h]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.572%, 3/12/44	United States	5,877,748	5,870,394
2007-IQ16, AM, FRN, 6.256%, 12/12/49	United States	16,470,000	17,190,436
[h]Wachovia Bank Commercial Mortgage Trust, 2006-C25, C, FRN, 6.006%, 5/15/43	United States	6,683,000	6,671,533
Wells Fargo Mortgage Backed Securities Trust,
[h]2004-W, A9, FRN, 2.778%, 11/25/34	United States	1,742,551	1,768,188
[q]2007-3, 3A1, 5.50%, 4/25/22	United States	272,894	280,099
[i]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	16,205	16,205
			167,474,586
Diversified Financials 11.7%
[f,h]ALM VIII Ltd., 2013-8A, A1A, 144A, FRN, 2.146%, 1/20/26	Cayman Islands	4,360,000	4,351,672
[h]American Express Credit Account Master Trust,
2008-2, A, FRN, 1.741%, 9/15/20	United States	15,550,000	15,812,857
2012-1, A, FRN, 0.751%, 1/15/20	United States	8,160,000	8,168,868
[h]American Express Credit Account Secured Note Trust, 2012-4, A, FRN, 0.721%,
5/15/20	United States	11,193,000	11,203,536
[h]American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 2.414%, 10/25/34	United States	2,093,871	2,047,768
[h,q]Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-
R4, M1, FRN, 1.313%, 6/25/34	United States	6,446,891	6,335,506
[f]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,768,973
[f,h]ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	7,982,231	8,094,541
[f,h]Ares Enhanced Loan Investment Strategy Ltd., 2013-IRAR, BR, 144A, FRN, 3.765%,
7/23/25	United States	900,000	900,000
[f,h]Ares IIIR/IVR CLO Ltd., 2007-3RA,
A2, 144A, FRN, 0.899%, 4/16/21	United States	4,093,436	4,045,952
B, 144A, FRN, 1.049%, 4/16/21	United States	9,780,000	9,476,331
[h]Argent Securities Inc. Asset-Backed Pass-Through Certificates, 2005-W2, A2C, FRN,
0.848%, 10/25/35	United States	4,752,790	4,563,096
[f,h]Atrium IX, 9A,
A, 144A, FRN, 1.974%, 2/28/24	United States	3,360,000	3,357,178
C, 144A, FRN, 3.924%, 2/28/24	United States	3,500,000	3,557,330
[f,h]Atrium X, 10A,
A, 144A, FRN, 1.799%, 7/16/25	United States	3,890,000	3,865,688
C, 144A, FRN, 3.279%, 7/16/25	United States	4,650,000	4,577,135
[f,h]Babson CLO Inc., 2007-1A, A1, 144A, FRN, 0.904%, 1/18/21	United States	1,143,014	1,142,842
[f,h]Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.896%, 10/20/26	United States	10,000,000	10,020,200
[h]Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 1.368%, 11/25/34	United States	1,091,205	1,046,561
[f,h]BlueMountain CLO Ltd., 2011-1A,
B, 144A, FRN, 2.626%, 8/16/22	Cayman Islands	2,500,000	2,500,563
C, 144A, FRN, 3.626%, 8/16/22	Cayman Islands	1,800,000	1,814,148
[f,h]Bluemountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.152%, 10/29/25	United States	2,638,970	2,633,613
[f,h]Bridgeport CLO Ltd., 2006-1A, B, 144A, FRN, 1.347%, 7/21/20	United States	2,000,000	1,959,100
[h]Capital One Multi-Asset Execution Trust,
2007-A1, A1, FRN, 0.531%, 11/15/19	United States	4,400,000	4,399,065
2007-A2, A2, FRN, 0.561%, 12/16/19	United States	26,136,000	26,126,076
[f,h]Carlyle Global Market Strategies CLO Ltd., 2012-4A, A, 144A, FRN, 2.086%, 1/20/25	United States	9,040,000	9,047,865
[f,h]Carlyle Global Market Strategies Ltd., 2014-2A, B2, 144A, FRN, 2.676%, 5/15/25	United States	3,400,000	3,383,034
[f,h]Catamaran CLO Ltd., 2014-2A, B, 144A, FRN, 3.679%, 10/18/26	United States	6,401,000	6,324,828
[f,h]Cent CDO Ltd., 2007-15A,
A2B, 144A, FRN, 0.996%, 3/11/21	United States	5,686,824	5,407,317
B, 144A, FRN, 1.376%, 3/11/21	United States	8,500,000	7,815,070
[f,h]Cent CLO 20 Ltd., 2013-20A,
A, 144A, FRN, 2.195%, 1/25/26	United States	8,000,000	7,980,000
C, 144A, FRN, 3.715%, 1/25/26	United States	3,500,000	3,470,670
[f,h]Cent CLO 21 Ltd., 2014-21A, B, 144A, FRN, 3.534%, 7/27/26	United States	1,760,000	1,719,485

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
[f,h]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.637%, 1/30/25	United States	3,500,000	3,478,020
[f,h]Cent CLO, 13-17A, A1, 144A, FRN, 1.937%, 1/30/25	United States	16,246,000	16,198,237
[h]Chase Funding Trust, 2004-2, 2A2, FRN, 0.988%, 2/26/35	United States	625,033	567,885
[h]Chase Issuance Trust, 2013-A6, A6, FRN, 0.901%, 7/15/20	United States	17,443,000	17,505,687
[f,h]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.121%, 7/26/21	United States	16,495,000	16,341,267
[f,h]Colony American Homes,
2014-1A, A, 144A, FRN, 1.632%, 5/17/31	United States	9,648,015	9,619,592
2014-2A, C, 144A, FRN, 2.382%, 7/17/31	United States	10,105,000	9,974,208
[f]Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	10,656,264	10,655,281
[f,h]Cornerstone CLO Ltd., 2007-1A, B, 144A, FRN, 1.63%, 7/15/21	United States	8,986,000	8,874,843
[f]CountryPlace Manufactured Housing Contract Trust, 2005-1, A3, 144A, 4.80%,
12/15/35	United States	75,142	75,221
[f,h]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.797%, 10/20/43	United States	55,909	55,765
[f,h]Dryden 33 Senior Loan Fund, 2014-33A, A, 144A, FRN, 2.16%, 7/15/26	United States	9,130,000	9,123,700
[f,h]Dryden Senior Loan Fund, 2015-38A, A, 144A, FRN, 2.11%, 7/15/27	Cayman Islands	21,757,143	21,702,097
[f,h]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 2.13%, 7/15/26	United States	10,096,000	10,048,953
B, 144A, FRN, 2.73%, 7/15/26	United States	1,813,400	1,792,927
C, 144A, FRN, 3.68%, 7/15/26	United States	1,558,600	1,539,788
[f,h]Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	3,255,000	3,602,453
[f]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	2,920,000	2,940,936
[h]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M3, FRN, 4.988%, 2/25/24	United States	9,075,000	9,642,643
2014-DN3, M3, FRN, 4.488%, 8/25/24	United States	3,028,000	3,114,848
2014-DN4, M3, FRN, 5.038%, 10/25/24	United States	9,500,000	10,001,280
2015-DN1, M3, FRN, 4.638%, 1/25/25	United States	9,310,000	9,838,700
2015-DNA1, M3, FRN, 3.788%, 10/25/27	United States	3,920,000	4,003,926
2015-HQ1, M3, FRN, 4.288%, 3/25/25	United States	2,000,000	2,100,078
[f]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	9,275,000	8,977,365
[f,h]Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 1.93%, 4/15/25	United States	15,465,000	15,448,452
[q]GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%, 5/10/43	United States	9,237,275	1,542,712
[f,h]Goldman Sachs Asset Management CLO PLC, 2007-1A, C, 144A, FRN, 1.737%,
8/01/22	United States	1,560,000	1,559,610
Green Tree Financial Corp., 1996-9, M1, 7.63%, 8/15/27	United States	2,951,105	3,221,355
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	United States	12,985,496	12,876,485
[h,q]GSAA Home Equity Trust, 2005-5, M3, FRN, 1.433%, 2/25/35	United States	3,550,000	3,393,071
[f]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	2,620,000	2,642,977
[h]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.463%, 12/25/34	United States	3,426,911	3,247,124
[f,h]Invitation Homes Trust,
2014-SFR3, C, 144A, FRN, 2.982%, 12/17/31	United States	1,250,000	1,255,415
2015-SFR1, B, 144A, FRN, 2.332%, 3/17/32	United States	7,400,000	7,412,855
2015-SFR2, C, 144A, FRN, 2.478%, 6/17/32	United States	2,340,000	2,318,429
2015-SFR3, C, 144A, FRN, 2.443%, 8/17/32	United States	10,402,000	10,285,727
[f,h]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 2.215%, 4/23/22	United States	5,416,684	5,366,038
[f,h]Landmark IX CDO Ltd., 2007-9A, C, 144A, FRN, 1.38%, 4/15/21	United States	2,190,000	2,133,827
[f,h]LCM XI LP, 11A, B, 144A, FRN, 2.838%, 4/19/22	United States	10,000,000	10,024,600
[f,h]Madison Park Funding X Ltd., 2012-10A, A2, 144A, FRN, 2.096%, 1/20/25	Cayman Islands	7,100,000	7,100,000
[h]Merrill Lynch Mortgage Investors Trust, 2004-A1, M1, FRN, 2.823%, 2/25/34	United States	1,609,337	1,280,404
[f,h]Mountain View CLO II Ltd., 2006-2A, C, 144A, FRN, 1.367%, 1/12/21	United States	4,000,000	3,868,360
[f,h]Newcastle CDO V Ltd., 2004-5A, 1, 144A, FRN, 0.98%, 12/24/39	United States	19,341	19,332
[f,h]NZCG Funding Ltd., 2015-2A, A1, 144A, FRN, 2.284%, 4/27/27	United States	18,215,625	18,224,186
[f,h]Octagon Investment Partners XXIII Ltd., 15-1A,
A1, 144A, FRN, 2.10%, 7/15/27	United States	7,581,042	7,526,458
A2, 144A, FRN, 2.10%, 7/15/27	United States	7,197,192	7,163,077
[f,h]Progress Residential Trust, 2015-SFR1, A, 144A, FRN, 1.883%, 2/17/32	United States	6,048,492	6,064,596
Residential Asset Securities Corp., 2001-KS2, AI5, 7.514%, 6/25/31	United States	7,463	7,709
[f,h]Silverado CLO 2006-II Ltd., 2006-2A, B, 144A, FRN, 1.369%, 10/16/20	United States	9,000,000	8,653,950
[h]Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 2.243%, 2/25/32	United States	21,543	19,634
[f,h]Treman Park CLO Ltd., 2015-1A, A, 144A, FRN, 2.196%, 4/20/27	Cayman Islands	6,500,000	6,516,640
[f,h]Tricon American Homes Trust, 2015-SFR1, C, 144A, FRN, 2.382%, 5/17/32	United States	8,170,000	8,005,504
[f,h]Trimaran CLO VII Ltd., 2007-1A, A2L, 144A, FRN, 1.023%, 6/15/21	United States	2,000,000	1,972,320
[f,h]Voya CLO Ltd.,
2013-3A, A2, 144A, FRN, 2.479%, 1/18/26	United States	900,000	888,777
2014-4A, A1, 144A, FRN, 2.173%, 10/14/26	Cayman Islands	6,420,000	6,419,037
2015-1A, A1, 144A, FRN, 2.159%, 4/18/27	United States	7,745,000	7,739,888

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

[f,h]Voya CLO II Ltd., 2006-2A, C, 144A, FRN, 1.337%, 8/01/20	United States	3,500,000	3,474,415
[f,h]West CLO Ltd., 2014-1A,
A2, 144A, FRN, 2.779%, 7/18/26	United States	2,860,000	2,809,893
B, 144A, FRN, 3.529%, 7/18/26	United States	7,540,000	7,452,461
[f,h]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.862%, 8/01/22	United States	1,537,974	1,525,993
[f,h]Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.779%, 10/17/26	United States	2,000,000	2,007,820
			579,161,699
Insurance 0.0%†
[f,h]Voya CLO III Ltd., 2006-3A, B, 144A, FRN, 1.359%, 12/13/20	United States	2,000,000	1,985,000
Real Estate 0.1%
[f,h]American Homes 4 Rent, 2014-SFR1, A, 144A, FRN, 1.482%, 6/17/31	United States	2,349,253	2,341,383
[f,h]Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	3,244,387	3,234,569
			5,575,952
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $754,747,272)			754,197,237
Mortgage-Backed Securities 21.4%
[h]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 1.94%, 11/01/27	United States	1,882,586	1,938,763
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.6%
FHLMC 30 Year, 6.00%, 6/01/37	United States	63,122	72,255
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	95,333	109,400
FHLMC 30 Year, 7.00%, 7/01/31	United States	6,825	7,258
FHLMC 30 Year, 8.00%, 2/01/30	United States	29,960	35,917
FHLMC 30 Year, 8.50%, 10/01/24	United States	5,877	6,785
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	30,550	31,393
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	135,116	143,120
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	458,234	494,342
[k]FHLMC Gold 30 Year, 3.00%, 8/01/46	United States	135,000,000	140,389,459
[k]FHLMC Gold 30 Year, 3.00%, 9/01/46	United States	12,000,000	12,451,876
[k]FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	85,000,000	89,718,166
[k]FHLMC Gold 30 Year, 3.50%, 9/01/46	United States	4,000,000	4,215,859
[k]FHLMC Gold 30 Year, 4.00%, 8/01/46	United States	93,500,000	100,085,179
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	2,689,610	2,940,063
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	17,418,694	19,200,426
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	1,539,430	1,732,893
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	1,933,634	2,209,861
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	1,376,863	1,622,134
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	99,127	115,235
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	23,726	29,736
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	3,975	4,671
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	2,044	2,067
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	15,038	15,299
			375,633,394
[h]Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 1.94% - 4.104%, 6/01/17 - 3/01/37	United States	6,831,810	7,210,998
Federal National Mortgage Association (FNMA) Fixed Rate 9.8%
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	99,982	102,559
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	72,833	74,828
FNMA 15 Year, 5.50%, 12/01/16 - 12/01/23	United States	265,384	284,337
FNMA 15 Year, 6.00%, 6/01/17 - 9/01/22	United States	73,366	76,810
FNMA 15 Year, 6.50%, 9/01/16	United States	9	9
[k]FNMA 30 Year, 3.00%, 8/01/46	United States	135,000,000	140,500,200
[k]FNMA 30 Year, 3.00%, 9/01/46	United States	14,000,000	14,540,039
[k]FNMA 30 Year, 3.50%, 8/01/46	United States	122,500,000	129,390,629
[k]FNMA 30 Year, 3.50%, 9/01/46	United States	7,000,000	7,384,453
[k]FNMA 30 Year, 4.00%, 8/01/46	United States	103,200,000	110,625,563
[k]FNMA 30 Year, 4.50%, 8/01/46	United States	49,500,000	53,971,323
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	2,528,278	2,800,545
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	9,079,342	10,289,737
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	12,628,592	14,430,537
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	348,168	401,666
FNMA 30 Year, 7.00%, 11/01/25	United States	4,030	4,089
FNMA 30 Year, 7.50%, 1/01/30	United States	16,209	20,251

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	93,820		119,633
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	112,638		123,260
				485,140,468
[h]Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 2.00%, 1/20/23 - 10/20/26	United States	53,788		55,474
Government National Mortgage Association (GNMA) Fixed Rate 3.9%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	249,156		284,226
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	50,541		60,677
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	42,898		51,307
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	110,627		115,061
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,702		1,769
[k]GNMA II SF 30 Year, 3.00%, 8/01/46	United States	80,000,000		84,062,498
[k]GNMA II SF 30 Year, 3.00%, 9/01/46	United States	7,000,000		7,339,199
[k]GNMA II SF 30 Year, 3.50%, 8/01/46	United States	91,000,000		96,723,047
[k]GNMA II SF 30 Year, 3.50%, 9/01/46	United States	2,000,000		2,123,008
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	6,269		7,398
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	630,024		738,743
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	74,826		91,121
				191,598,054
Total Mortgage-Backed Securities (Cost $1,055,195,607)				1,061,577,151
Municipal Bonds 1.4%
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000		2,777,213
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding,
Series A, 6.899%, 12/01/40	United States	800,000		1,056,512
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000		696,339
Industry Public Facilities Authority Tax Allocation Revenue, Transportation District,
Industrial Redevelopment Project No. 2, Refunding, Series B, AGMC Insured, 4.294%,
1/01/23	United States	10,000,000		10,588,800
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000		6,802,790
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	3,300,000		3,676,662
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	4,570,000		5,146,506
Series 192, 4.81%, 10/15/65	United States	15,000,000		19,235,400
Puerto Rico Electric Power Authority Power Revenue, Series A, 6.75%, 7/01/36	United States	12,000,000		8,100,000
University of California Revenue, Limited Project, Refunding, Series J, 4.131%, 5/15/45	United States	10,750,000		12,185,340
Total Municipal Bonds (Cost $65,313,553)				70,265,562
		Shares
Escrows and Litigation Trusts 0.0%
[a,i]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500		—
[a,i]NewPage Corp., Escrow Account	United States	2,500,000		—
Total Escrows and Litigation Trusts (Cost $2,307)				—
	Exchange	Number of Contracts
Options Purchased 0.0%†
Calls - Exchange-Traded
Options on Interest Rate Futures 0.0%†
Euro-Bund, August Strike Price 166.50 EUR, Expires 8/26/16	EUX	124	EUR	234,194

	Counterparty	Notional Amount*
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.26, Premium Rate 5.00%, Strike Price $102, Expires
9/21/16	CITI	25,000,000		165,775

Total Options Purchased (Cost $352,085)				399,969

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $4,905,457,531)			5,003,399,499
	Country	Shares
Short Term Investments (Cost $949,323,153) 19.2%
Money Market Funds 19.2%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	949,323,153	949,323,153
Total Investments (Cost $5,854,780,684) 120.0%			5,952,722,652
Other Assets, less Liabilities (20.0)%			(991,422,931)
Net Assets 100.0%			$4,961,299,721

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 9.
cAt July 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSee Note 8 regarding investments in affiliated management investment companies.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2016, the aggregate value of these securities was $71,601,415, representing 1.4% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2016, the aggregate value of these securities was $868,582,693, representing 17.5% of net assets.
gPerpetual security with no stated maturity date.
hThe coupon rate shown represents the rate at period end.
iSecurity has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2016, the aggregate value of these securities was $24,233, representing less than 0.1% of net assets.
jDefaulted security or security for which income has been deemed uncollectible.
kA portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
lIncome may be received in additional securities and/or cash.
mPrincipal amount is stated in 100 Mexican Peso Units.
nThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
oRedemption price at maturity is adjusted for inflation.
pPrincipal amount is stated in 1,000 Brazilian Real Units.
qThe bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
rVariable rate security. The rate shown represents the yield at period end.

At July 31, 2016 the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional Expiration		Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Australian 10 Yr. Bond	Long	650	$67,803,580	9/15/16	$1,295,738	$-
Canadian 10 Yr. Bond	Long	207	23,562,833	9/21/16	665,689	-
CME Ultra Long Term U.S. Treasury Bond	Long	150	28,579,688	9/21/16	1,356,866	-
U.S. Treasury 2 Yr. Note	Short	423	92,637,000	9/30/16	-	(523,198)
Total Financial Futures Contracts					$3,318,293	$(523,198)
Net unrealized appreciation (depreciation)					$2,795,095

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

At July 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Buy	10,260,000	$11,250,090	8/05/16	$219,145	$-
Euro	DBAB	Sell	10,260,000	13,583,727	8/05/16	2,114,492	-
Australian Dollar	DBAB	Sell	33,150,000	23,778,382	8/18/16	-	(1,381,025)
Euro	BZWS	Sell	2,472,961	2,705,236	8/18/16	-	(60,607)
Euro	CITI	Sell	2,584,200	2,826,438	8/18/16	-	(63,819)
Euro	DBAB	Buy	13,358,813	15,051,374	8/18/16	-	(110,427)
Euro	DBAB	Sell	121,622,792	134,352,718	8/18/16	597,535	(2,271,851)
Euro	GSCO	Sell	1,024,000	1,165,261	8/18/16	19,985	-
Euro	JPHQ	Sell	19,330,124	21,976,556	8/18/16	383,182	(26,089)
Hungarian Forint	DBAB	Sell	4,332,000,000	15,767,635	8/18/16	206,638	-
Indian Rupee	DBAB	Buy	631,935,000	9,218,600	8/18/16	232,780	-
Indonesian Rupiah	DBAB	Buy	139,844,100,000	9,984,585	8/18/16	664,659	-
Japanese Yen	CITI	Sell	1,431,560,000	12,209,696	8/18/16	-	(1,823,289)
Japanese Yen	DBAB	Buy	11,572,000,000	100,342,713	8/18/16	13,092,772	-
Japanese Yen	DBAB	Sell	15,105,288,120	129,749,969	8/18/16	-	(18,320,864)
Japanese Yen	HSBC	Sell	1,038,822,700	9,059,017	8/18/16	-	(1,124,128)
Japanese Yen	JPHQ	Sell	3,005,271,000	26,208,880	8/18/16	-	(3,250,537)
New Zealand Dollar	DBAB	Buy	112,392,053	77,553,511	8/18/16	3,436,538	-
New Zealand Dollar	DBAB	Sell	112,392,053	73,695,469	8/18/16	-	(7,294,580)
South Korean Won	DBAB	Buy	4,151,000,000	3,467,691	8/18/16	263,304	-
South Korean Won	DBAB	Sell	4,151,000,000	3,352,447	8/18/16	-	(378,549)
Japanese Yen	JPHQ	Sell	743,278,833	7,020,294	9/02/16	-	(269,934)
Australian Dollar	DBAB	Sell	36,198,000	25,404,261	10/20/16	-	(2,014,124)
Canadian Dollar	DBAB	Sell	4,900,000	3,864,993	10/20/16	106,945	-
Euro	BZWS	Sell	1,973,970	2,238,581	10/20/16	24,659	-
Euro	CITI	Sell	615,870	697,717	10/20/16	6,983	-
Euro	DBAB	Sell	6,009,460	6,879,029	10/20/16	139,072	-
Euro	HSBC	Sell	267,000	302,770	10/20/16	3,314	-
Euro	JPHQ	Sell	4,905,999	5,524,946	10/20/16	40,222	(17,637)
Hungarian Forint	JPHQ	Sell	935,000,000	3,184,063	10/20/16	-	(176,060)
Indian Rupee	DBAB	Buy	260,000,000	3,796,175	10/20/16	54,226	-
Japanese Yen	DBAB	Sell	117,763,200	1,066,705	10/20/16	-	(90,588)
Mexican Peso	DBAB	Sell	72,000,000	4,094,049	10/20/16	289,626	-
Philippine Peso	JPHQ	Buy	177,480,000	3,741,935	10/20/16	8,223	-
Polish Zloty	DBAB	Buy	43,363,122	10,866,044	10/20/16	238,441	-
Polish Zloty	DBAB	Sell	43,363,122	11,098,828	10/20/16	-	(5,657)
Australian Dollar	DBAB	Sell	9,789,527	7,184,534	12/15/16	-	(218,658)
Euro	DBAB	Sell	98,223,576	110,538,962	12/15/16	315,125	(225,387)
Euro	JPHQ	Sell	966,580	1,098,325	12/15/16	11,437	-

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Euro	MSCO	Sell	5,621,360	6,388,957	12/15/16	67,920	-
Japanese Yen	JPHQ	Sell	3,594,000,360	34,300,259	12/15/16	-	(1,107,448)
Malaysian Ringgit	DBAB	Buy	3,367,980	819,460	12/15/16	12,788	-
Malaysian Ringgit	HSBC	Buy	790,000	191,748	12/15/16	3,466	-
South Korean Won	JPHQ	Sell	21,600,000,000	18,444,985	12/15/16	-	(963,902)
Total Forw ard Exchange Contracts						$22,553,477	$(41,195,160)
Net unrealized appreciation (depreciation)							$(18,641,683)

At July 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts							Unamortized
	Periodic						Upfront
	Payment	Counterpartya/	Notional			Expiration	Payments		Unrealized	Unrealized
Description	Rate	Exchange	Amount [b]			Date	(Receipts)		Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.26	5.00%	ICE	25,000,000			6/20/21	$(988,692)	$	- $	(273,967)	$(1,262,659)
Contracts to Sell Protection[d]
Traded Index
CDX.NA.IG.24	1.00%	ICE	25,000,000			6/20/25	$(52,054)	$	- $	(329,248)	$(381,302)	Investment
												Grade
CDX.NA.IG.26	1.00%	ICE	32,400,000			6/20/21	365,209		102,400	-	467,609	Investment
												Grade
ITRX.EUR.25	1.00%	ICE	20,650,000		EUR	6/20/21	223,248		161,003	-	384,251	Investment
												Grade
ITRX.EUR.SNRFIN.S25	1.00%	ICE	31,550,000		EUR	6/20/21	155,520		20,864	-	176,384	Investment
												Grade
Total Centrally Cleared Sw ap Contracts							(296,769)		284,267	(603,215)	(615,717)

OTC Swap Contracts
Contracts to Buy Protection
Single Name
AES Corp.	5.00%	JPHQ	14,100,000			6/20/21	$(1,533,226)	$	- $	(414,027)	$(1,947,253)
Avon Products Inc.	5.00%	GSCO	18,500,000			3/20/20	2,208,383		-	(1,685,842)	522,541
Bank of America Corp.	1.00%	FBCO	20,000,000			9/20/17	68,520		-	(235,635)	(167,115)
Beazer Homes USA Inc.	5.00%	CITI	4,000,000			6/20/19	(135,952)		43,876	-	(92,076)
Beazer Homes USA Inc.	5.00%	GSCO	5,000,000			6/20/19	(179,340)		64,245	-	(115,095)
Canadian Natural Resources Ltd.	5.00%	GSCO	5,400,000			6/20/17	(174,317)		-	(65,610)	(239,927)
Constellation Brands Inc.	5.00%	BZWS	3,000,000			6/20/17	(81,418)		-	(65,499)	(146,917)
Constellation Brands Inc.	5.00%	DBAB	2,000,000			6/20/17	(54,652)		-	(43,293)	(97,945)
Constellation Brands Inc.	5.00%	GSCO	6,000,000			9/20/16	(38,671)		-	(38,259)	(76,930)
CSC Holdings LLC	5.00%	GSCO	3,000,000			9/20/18	(132,118)		-	(114,184)	(246,302)
CSC Holdings LLC	5.00%	GSCO	9,000,000			3/20/19	(314,150)		-	(488,450)	(802,600)
Deutsche Bank AG	1.00%	JPHQ	5,500,000	EUR		6/20/21	945,236		-	(89,506)	855,730
DPL Inc.	5.00%	MSCO	337,000			12/20/16	(4,290)		-	(3,655)	(7,945)
El Paso Corp.	5.00%	GSCO	1,100,000			6/20/17	(36,834)		-	(16,012)	(52,846)
Hartford Financial Services Group Inc.	1.00%	CITI	13,000,000			12/20/20	(147,492)		-	(121,236)	(268,728)
International Lease Finance Corp.	5.00%	GSCO	12,000,000			3/20/17	(281,162)		-	(128,547)	(409,709)
Intesa Sanpaolo SPA	1.00%	JPHQ	6,450,000	EUR		6/20/21	814,605		-	(285,625)	528,980
Kinder Morgan Energy Partners LP	5.00%	CITI	10,600,000			3/20/18	(646,589)		-	(101,670)	(748,259)
Kinder Morgan Energy Partners LP	5.00%	CITI	1,000,000			3/20/20	(158,038)		30,315	-	(127,723)
Lanxess AG	1.00%	CITI	10,400,000	EUR		12/20/20	81,598		-	(326,947)	(245,349)
Lennar Corp.	5.00%	CITI	4,150,000			9/20/19	(293,792)		-	(244,003)	(537,795)
Lennar Corp.	5.00%	CITI	6,200,000			12/20/19	(530,656)		-	(312,710)	(843,366)
Lennar Corp.	5.00%	FBCO	4,500,000			9/20/19	(413,316)		-	(169,835)	(583,151)
Lennar Corp.	5.00%	GSCO	3,900,000			12/20/20	(346,745)		-	(261,105)	(607,850)
The New York Times Co.	5.00%	GSCO	11,700,000			12/20/16	(81,838)		-	(216,776)	(298,614)
Olin Corp.	1.00%	FBCO	5,000,000			6/20/21	383,957		9,391	-	393,348
Olin Corp.	1.00%	GSCO	2,400,000			6/20/21	189,104		-	(297)	188,807
Ow ens-Illinois Inc.	5.00%	CITI	9,200,000			6/20/18	(663,566)		-	(222,535)	(886,101)

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

Pactiv LLC	5.00%	UBSW	12,000,000		6/20/17	155,517	-	(705,620)	(550,103)
PHH Corp.	5.00%	GSCO	5,400,000		9/20/19	29,432	-	(141,927)	(112,495)
Rite Aid Corp.	5.00%	CITI	5,000,000		6/20/21	(750,769)	-	(22,734)	(773,503)
Rite Aid Corp.	5.00%	JPHQ	7,000,000		12/20/20	(1,106,760)	55,497	-	(1,051,263)
The Royal Bank of Scotland PLC	1.00%	JPHQ	1,200,000	EUR	6/20/21	146,053	-	(57,511)	88,542
Springleaf Finance Corp.	5.00%	BZWS	1,000,000		12/20/21	(9,783)	43,259	-	33,476
Springleaf Finance Corp.	5.00%	GSCO	10,000,000		9/20/16	(49,866)	-	(51,075)	(100,941)
Springleaf Finance Corp.	5.00%	GSCO	1,200,000		6/20/20	(56,325)	50,121	-	(6,204)
Springleaf Finance Corp.	5.00%	JPHQ	4,000,000		9/20/16	(19,943)	-	(20,433)	(40,376)
Tenet Healthcare Corp.	5.00%	BZWS	9,400,000		12/20/16	(110,573)	-	(107,360)	(217,933)
Tenet Healthcare Corp.	5.00%	BZWS	4,500,000		3/20/19	(265,000)	-	(53,780)	(318,780)
Tenet Healthcare Corp.	5.00%	DBAB	4,000,000		3/20/19	(276,239)	-	(7,121)	(283,360)
Tenet Healthcare Corp.	5.00%	GSCO	7,335,000		3/20/19	(397,821)	-	(121,790)	(519,611)
Toys R Us Inc.	5.00%	DBAB	14,000,000		12/20/18	2,467,790	-	(1,513,814)	953,976
Toys R Us Inc.	5.00%	GSCO	14,800,000		12/20/18	3,177,595	-	(2,169,106)	1,008,489
XPO CNW Inc.	5.00%	JPHQ	4,300,000		3/20/18	(169,907)	41,873	-	(128,034)
Yum! Brands Inc.	5.00%	CITI	2,000,000		3/20/18	(125,395)	-	(20,961)	(146,356)
Yum! Brands Inc.	5.00%	FBCO	2,000,000		3/20/18	(123,317)	-	(23,039)	(146,356)

Contracts to Sell Protection[d]
Single Name
Bank of America Corp.	1.00%	FBCO	20,000,000		9/20/17	(68,519)	235,635	-	167,116	A-
Beazer Homes USA Inc.	5.00%	CITI	4,150,000		9/20/19	53,035	8,022	-	61,057	CCC+
Beazer Homes USA Inc.	5.00%	CITI	6,200,000		12/20/19	119,742	-	(69,832)	49,910	CCC+
Beazer Homes USA Inc.	5.00%	GSCO	3,900,000		12/20/20	(398,750)	342,958	-	(55,792)	CCC+
Calpine Corp.	5.00%	JPHQ	14,100,000		6/20/21	808,736	377,184	-	1,185,920	B
Electricite de France SA	1.00%	BZWS	10,500,000	EUR	9/20/20	223,812	-	(65,582)	158,230	A
Engie SA	1.00%	BZWS	10,500,000	EUR	9/20/20	276,412	45,265	-	321,677	A-
Freeport-McMoRan Inc.	1.00%	DBAB	6,500,000		3/20/23	(311,375)	-	(1,349,723)	(1,661,098)	BB
Government of China	1.00%	GSCO	10,600,000		9/20/20	20,654	11,828	-	32,482	AA-
Government of Mexico	1.00%	CITI	8,400,000		6/20/20	(78,150)	21,565	-	(56,585)	BBB+
iHeartCommunications Inc.	5.00%	BZWS	5,000,000		6/20/18	(668,787)	-	(1,193,767)	(1,862,554)	CC
MetLife Inc.	1.00%	CITI	13,000,000		12/20/20	(341,457)	296,845	-	(44,612)	A-
Orange SA	1.00%	CITI	10,500,000	EUR	9/20/20	181,144	89,319	-	270,463	BBB+
Prudential Financial Inc.	1.00%	BOFA	8,800,000		12/20/21	(140,263)	33,055	-	(107,208)	A
Solvay SA	1.00%	CITI	10,400,000	EUR	12/20/20	(246,131)	401,295	-	155,164	BBB-
Tenet Healthcare Corp.	5.00%	BZWS	9,400,000		12/20/18	301,096	372,132	-	673,228	CCC+
Traded Index
MCDX.NA.26	1.00%	CITI	12,400,000		6/20/21	32,708	37,346	-	70,054	Investment
										Grade
Total OTC Swap Contracts						721,837	2,611,026	(13,346,433)	(10,013,570)
Total Credit Default Swap Contracts						$425,068	$2,895,293	$(13,949,648)	$(10,629,287)
Net unrealized appreciation (depreciation)								$(11,054,355)

Franklin Investors Securities Trust
Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)
aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BOFA	$160,000
BZWS	1,420,000
CITI	5,300,000
DBAB	5,320,000
FBCO	740,000
GSCO	1,910,000
HSBC	880,000
JPHQ	3,470,000
MSCO	40,000
UBSW	565,000
Total collateral	$19,805,000

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps, and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

At July 31, 2016, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross -Currency Swap Contracts

		Notional		Expiration	Unrealized	Unrealized
Description	Counterparty	Amount		Date Appreciation		Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month BBA USD LIBOR + 3.29%	JPHQ	12,760,417	USD	10/13/17	$-	$(294,447)
Pay Fixed Annual 2.125%		12,250,000	CHF
Receive Fixed Semi-Annual 3.045%	CITI	11,760,000	USD	12/15/21	30,143	-
Pay Fixed Annual 1.125%		10,500,000	EUR
Totals Cross-Currency Sw ap Contracts					$30,143	$(294,447)
Net unrealized appreciation (depreciation)						$(264,304)

At July 31, 2016, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Counterparty	Amount	Date	Appreciation	Depreciation
OTC Swap Contracts
Receive variable change in USA-CPI-U
Pay Fixed 1.782% at Maturity	JPHQ	$95,700,000	5/27/24	$-	$(890,050)
Net unrealized appreciation (depreciation)					$(890,050)

Franklin Investors Securities Trust

Consolidated Statement of Investments, July 31, 2016 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America, N.A.
BZWS	-	Barclays Bank PLC
CITI	- Citigroup, Inc.
DBAB	-	Deutsche Bank AG
EUX	- Eurex
FBCO	-	Credit Suisse Group AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank USA, N.A.
ICE	- Intercontinental Exchange
JPHQ	-	JP Morgan Chase & Co.
MSCO	- Morgan Stanley
UBSW	- UBS AG

Currency

BRL	- Brazilian Real
CHF	- Swiss Franc
EUR	- Euro
HUF	- Hungarian Forint
JPY	- Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
USD	-	United States Dollar

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
EDA	-	Economic Development Authority
ETF	-	Exchange Traded Fund
FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product
GO	- General Obligation
MFM	- Multi-Family Mortgage
PIK	- Payment-In-Kind
REIT	-	Real Estate Investment Trust
SF	- Single Family
SFR	-	Single Family Revenue
VRI	-	Value Recovery Instrument

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate, foreign exchange rate, and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds entered into inflation index swap contracts primarily to manage inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund - Options

Franklin Low Duration Total Return Fund – Futures, forwards, swaps and options Franklin Real Return Fund – Forwards

Franklin Total Return Fund - Futures, forwards, swaps and options

4. MORTGAGE DOLLAR ROLLS

Franklin Total Return Fund entered into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Adjustable		Franklin
	U.S. Government	Franklin	Convertible	Franklin Equity
	Securities Fund	Balanced Fund	Securities Fund	Income Fund

Cost of investments	$1,392,569,103	$3,215,359,838	$1,939,978,938	$1,763,102,895

Unrealized appreciation	$11,121,476	$315,205,249	$348,686,119	$434,616,040
Unrealized depreciation	(5,499,560)	(92,162,624)	(123,407,910)	(34,327,665)
Net unrealized appreciation (depreciation)	$5,621,916	$223,042,625	$225,278,209	$400,288,375

	Franklin Floating	Franklin Low
	Rate Daily	Duration Total	Franklin Real	Franklin Total
	Access Fund	Return Fund	Return Fund	Return Fund

Cost of investments	$3,144,664,479	$2,553,486,718	$238,127,387	$5,870,625,531

Unrealized appreciation	$22,421,011	$31,370,174	$16,631,676	$189,914,119
Unrealized depreciation	(170,406,699)	(34,343,430)	(12,439,654)	(107,816,998)
Net unrealized appreciation (depreciation)	$(147,985,688)	$(2,973,256)	$4,192,022	$82,097,121

6. RESTRICTED SECURITIES

At July 31, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Daily Access Fund
6,893	Warrior Met Coal LLC, A (Value is 0.0%[a] of Net Assets)	7/31/14 - 9/23/14	$13,170,468	$676,476
[a]Rounds to less than 0.1% of net assets.

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At July 31, 2016, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Daily Access Fund
BMC Softw are Finance Inc., Initial U.S. Revolving Commitment	$13,260,000

Franklin Low Duration Total Return Fund
BMC Softw are Finance Inc., Initial U.S. Revolving Commitment	$3,492,917

Franklin Total Return Fund
BMC Softw are Finance Inc., Initial U.S. Revolving Commitment	$7,629,911

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ending July 31, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of Affiliated Fund
	Number of Shares				Shares	Value at		Shares Outstanding
	Held at Beginning	Gross		Gross	Held at End of	End of Investment		Realized	Held at End of
	of Period	Additions		Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	35,774,086	421,266,366		(406,811,562)	50,228,890	$50,228,890	$-	$-	0.3%

Franklin Balanced Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	229,883,180	1,017,160,068		(1,019,489,352)	227,553,896	$227,553,896	$-	$-	1.3%

Franklin Convertible Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	65,178,257	312,206,686		(287,274,080)	90,110,863	$90,110,863	$-	$-	0.5%

Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	45,153,270	469,812,285		(455,291,449)	59,674,106	$59,674,106	$-	$-	0.3%

Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	152,604,455	768,696,097		(671,838,914)	249,461,638	$249,461,638	$-	$-	1.5%

Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Franklin Low er Tier Floating Rate Fund	-	1,893,663	[a]	-	1,893,663	$18,917,695	$1,203,496	$-	4.3%
Franklin Middle Tier Floating Rate Fund	-	2,389,308	[b]	-	2,389,308	23,486,894	932,970	-	6.7%
Institutional Fiduciary Trust Money Market Portfolio	253,268,073	585,151,465		(790,117,186)	48,302,352	48,302,352	-	-	0.3%
Total						$90,706,941	$2,136,466	$-

Franklin Real Return Fund
Non-Controlled Affiliates
Franklin Low er Tier Floating Rate Fund	-	272,472	[a]	-	272,472	$2,721,996	$193,416	$-	0.6%
Franklin Middle Tier Floating Rate Fund	-	103,408	[b]	-	103,408	1,016,496	45,698	-	0.3%
Total						$3,738,492	$239,114	$-

Franklin Total Return Fund
Controlled Affiliates
Franklin Liberty Short Duration U.S. Government ETF	500,000	-		-	500,000	$48,790,000	$629,895	$-	29.4%
Non-Controlled Affiliates
Franklin Low er Tier Floating Rate Fund	-	997,589	[a]	-	997,589	9,965,915	636,924	-	2.3%
Franklin Middle Tier Floating Rate Fund	-	1,889,310	[b]	-	1,889,310	18,571,919	744,683	-	5.3%
Institutional Fiduciary Trust Money Market Portfolio	591,212,333	1,573,231,444		(1,215,120,624)	949,323,153	949,323,153	-	-	5.6%
Total						$1,026,650,987	$2,011,502	$-

aThe Funds purchased shares of the affiliate through a taxable in-kind transfer of securities. Market value and cost basis of the securities transferred on the date of the transfer w ere as follow s:

	Franklin
	Low Duration	Franklin Real	Franklin Total
	Total Return	Return	Return
	Fund	Fund	Fund
Market value	17,742,918	2,519,518	9,347,037
Cost basis	21,119,532	2,868,716	11,616,851

bThe Funds purchased shares of the affiliate through a taxable in-kind transfer of securities. Market value and cost basis of the securities transferred on the date of the transfer w ere as follow s:

	Franklin
	Low Duration	Franklin Real	Franklin Total
	Total Return	Return	Return
	Fund	Fund	Fund
Market value	22,984,002	983,344	18,174,265
Cost basis	25,105,536	1,046,227	21,006,435

9. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2016, the FT Subsidiary investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2016, the net assets of the FT Subsidiary were $7,265,936, representing 0.1% of the Fund's consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities
Mortgage-Backed Securities	$-	$1,347,962,129	$-		$1,347,962,129
Short Term Investments	50,228,890	-	-		50,228,890
Total Investments in Securities	$50,228,890	$1,347,962,129	$-		$1,398,191,019

Franklin Balanced Fund
Assets:
Investments in Securities
Equity Investments:[a]
Information Technology	$283,963,850	$21,157,000	$-		$305,120,850
Other Equity Investments[b]	1,407,304,738	-	-		1,407,304,738
Equity-Linked Securities	-	289,129,014	-		289,129,014
Convertible Bonds	-	25,616,250	-		25,616,250
Corporate Bonds	-	1,074,205,738	-		1,074,205,738
Options Purchased	7,090,000	-	-		7,090,000
Short Term Investments	329,935,873	-	-		329,935,873
Total Investments in Securities	$2,028,294,461	$1,410,108,002	$-		$3,438,402,463

Liabilities:
Options Written	$65,000	$-	$-		$65,000

Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Staples	$52,331,500	$52,480,462	$-		$104,811,962
Energy	-	28,851,782	-		28,851,782
Financials	-	24,223,575	-		24,223,575
Information Technology	7,700,383	46,016,475	-		53,716,858
Other Equity Investments[b]	410,608,219	-	-		410,608,219
Convertible Bonds	-	1,452,933,888	-		1,452,933,888
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	90,110,863	-	-		90,110,863
Total Investments in Securities	$560,750,965	$1,604,506,182	$-		$2,165,257,147

Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,966,740,362	$-	$-		$1,966,740,362
Equity-Linked Securities	-	136,976,802	-		136,976,802
Short Term Investments	59,674,106	-	-		59,674,106
Total Investments in Securities	$2,026,414,468	$136,976,802	$-		$2,163,391,270

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care Services	$-	$577,397	$-		$577,397
Other Equity Investments[b]	2,189	-	676,476		678,665
Corporate Bonds	-	-	414,802		414,802
Senior Floating Rate Interests	-	2,636,866,544	-		2,636,866,544
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	90,647,553	17,200,000		107,847,553
Short Term Investments	249,461,638	-	-		249,461,638
Total Investments in Securities	$249,463,827	$2,728,091,494	$18,291,278		$2,995,846,599

Liabilities:
Unfunded Loan Commitments	$-	$177,034	$-		$177,034

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities
Equity Investments[a,b]	$42,420,747	$-	[c]	$-	$42,420,747
Corporate Bonds	-	1,139,227,667		-	1,139,227,667
Senior Floating Rate Interests	-	75,634,486		-	75,634,486
Foreign Government and Agency Securities	-	53,111,361		-	53,111,361
U.S. Government and Agency Securities	-	412,622,313		-	412,622,313
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	724,635,465		-	724,635,465
Mortgage-Backed Securities	-	46,637,140		-	46,637,140
Municipal Bonds	-	7,864,241		-	7,864,241
Escrow Accounts and Litigation Trusts	-	-		- c	-
Options Purchased	-	57,690		-	57,690
Short Term Investments	48,302,352	-		-	48,302,352
Total Investments in Securities	$90,723,099	$2,459,790,363		$-	$2,550,513,462

Other Financial Instruments
Futures Contracts	$687,433	$-		$-	$687,433
Forw ard Exchange Contracts	-	8,160,945		-	8,160,945
Sw ap Contracts	-	1,749,113		-	1,749,113
Total Other Financial Instruments	$687,433	$9,910,058		$-	$10,597,491

Liabilities:
Other Financial Instruments
Futures Contracts	$2,679,168	$-		$-	$2,679,168
Forw ard Exchange Contracts	-	10,281,436		-	10,281,436
Sw ap Contracts	-	5,455,374		-	5,455,374
Unfunded Loan Commitments	-	109,795		-	109,795
Total Other Financial Instruments	$2,679,168	$15,846,605		$-	$18,525,773

Franklin Real Return Fund
Assets:
Investments in Securities
Equity Investments[a,b]	$44,384,946	$-		$-	$44,384,946
Corporate Bonds	-	14,713,890		-	14,713,890
Senior Floating Rate Interests	-	6,014,614		-	6,014,614
Foreign Government and Agency Securities	-	27,389,245		-	27,389,245
U.S. Government and Agency Securities	-	133,114,900		-	133,114,900
Short Term Investments	-	16,701,814		-	16,701,814
Total Investments in Securities	$44,384,946	$197,934,463		$-	$242,319,409
Other Financial Instruments
Forw ard Exchange Contracts	$-	$206,053		$-	206,053
Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$73,379		$-	$73,379

Franklin Total Return Fund
Assets:
Investments in Securities
Equity Investments:[a]
Consumer Services	$-	$7,268,285	$-		$7,268,285
All Other Equity Investments[b]	96,503,718	-	-		96,503,718
Corporate Bonds	-	1,923,766,615	8,028		1,923,774,643
Senior Floating Rate Interests	-	74,039,508	-		74,039,508
Foreign Government and Agency Securities	-	201,036,167	-		201,036,167
U.S. Government and Agency Securities	-	814,337,259	-		814,337,259
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	754,181,032	16,205		754,197,237
Mortgage-Backed Securities	-	1,061,577,151	-		1,061,577,151
Municipal Bonds	-	70,265,562	-		70,265,562
Escrow s and Litigation Trusts	-	-	-	[c]	-
Options Purchased	234,194	165,775	-		399,969
Short Term Investments	949,323,153	-	-		949,323,153
Total Investments in Securities	$1,046,061,065	$4,906,637,354	$24,233		$5,952,722,652

Other Financial Instruments
Futures Contracts	$3,318,293	$-	$-		$3,318,293
Forw ard Exchange Contracts	-	22,553,477	-		22,553,477
Swap Contracts	-	2,925,436	-		2,925,436
Total Other Financial Instruments	$3,318,293	$25,478,913	$-		$28,797,206

Liabilities:
Other Financial Instruments
Futures Contracts	$523,198	$-	$-		$523,198
Forw ard Exchange Contracts	-	41,195,160	-		41,195,160
Sw ap Contracts	-	15,134,145	-		15,134,145
Unfunded Loan Commitments	-	239,836	-		239,836
Total Other Financial Instruments	$523,198	$56,569,141	$-		$57,092,339

aIncludes common, preferred, convertible preferred stocks, and management investment companies.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at July 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2016